NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Balanced Fund - Series I (AVB)
44,442 shares (cost $424,380 )	$302,653
AIM VIF - Basic Value Fund - Series II (AVBV2)
927,100 shares (cost $7,900,098 )	3,773,295
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
5,046 shares (cost $116,047 )	85,230
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
65,574 shares (cost $1,755,902 )	1,089,178
AIM VIF - Capital Development Fund - Series II (AVCD2)
164,904 shares (cost $2,684,836 )	1,276,354
AIM VIF - Core Equity Fund - Series I (AVGI)
15,284 shares (cost $386,370 )	301,866
AIM VIF - Core Equity Fund - Series II (AVCE2)
64,001 shares (cost $1,556,109 )	1,255,694
AIM VIF - Global Health Care Fund - Series I (IVHS)
6,411 shares (cost $115,368 )	79,948
AIM VIF - Global Real Estate Fund - Series I (IVRE)
22,984 shares (cost $434,593 )	212,140
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
32,103 shares (cost $419,755 )	313,971
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
118,574 shares (cost $2,651,277 )	1,537,905
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
90,738 shares (cost $2,120,143 )	1,636,010
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
434,276 shares (cost $6,098,320 )	4,286,304
American Century VP - Income & Growth Fund - Class I (ACVIG)
15,733,970 shares (cost $103,041,128 )	75,837,735
American Century VP - Income & Growth Fund - Class II (ACVIG2)
339,037 shares (cost $2,307,870 )	1,630,766
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
6,756,524 shares (cost $71,062,201 )	66,889,589
American Century VP - International Fund - Class I (ACVI)
6,018,544 shares (cost $41,412,558 )	35,750,154
American Century VP - International Fund - Class III (ACVI3)
5,167,114 shares (cost $39,249,447 )	30,692,659
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
1,108,836 shares (cost $13,549,011 )	10,844,414
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
31,704 shares (cost $434,300 )	309,746
American Century VP - Ultra(R) Fund - Class I (ACVU1)
755,352 shares (cost $8,484,113 )	4,577,431
American Century VP - Ultra(R) Fund - Class II (ACVU2)
163,056 shares (cost $1,522,210 )	976,705
American Century VP - Value Fund - Class I (ACVV)
42,280,601 shares (cost $310,578,685 )	197,873,211

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Value Fund - Class II (ACVV2)
900,432 shares (cost $6,706,739 )	$4,214,020
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
562,808 shares (cost $10,730,660 )	6,061,447
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
25,624 shares (cost $519,885 )	274,430
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
186,122 shares (cost $1,638,194 )	884,080
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
322,592 shares (cost $4,336,201 )	2,093,625
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
161,215 shares (cost $2,056,985 )	1,112,381
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
130,904 shares (cost $1,242,840 )	963,454
Credit Suisse Trust - International Focus Portfolio (WIEP)
358,524 shares (cost $3,220,136 )	3,287,660
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
614,281 shares (cost $8,109,055 )	4,643,963
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2,905,936 shares (cost $42,264,523 )	30,105,498
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
14,586,788 shares (cost $384,825,171 )	335,204,387
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,040,483 shares (cost $73,303,706 )	58,929,148
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
72,557 shares (cost $2,528,798 )	2,082,398
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
6,503 shares (cost $244,245 )	123,615
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
26,810 shares (cost $370,361 )	235,662
Federated IS - American Leaders Fund II - Service Class (FALFS)
24,921 shares (cost $400,305 )	201,609
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
120,658 shares (cost $621,790 )	612,944
Federated IS - High Income Bond II - Service Class (FHIBS)
542,755 shares (cost $3,899,218 )	2,719,204
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
462,036 shares (cost $4,607,658 )	4,620,356
Federated IS - Quality Bond Fund II - Primary Class (FQB)
16,086,800 shares (cost $183,020,405 )	160,867,997
Federated IS - Quality Bond Fund II - Service Class (FQBS)
642,598 shares (cost $7,271,049 )	6,393,853
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
20,326,270 shares (cost $453,969,758 )	267,087,187
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
544,719 shares (cost $12,312,229 )	7,081,350
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
6,988,557 shares (cost $193,352,074 )	164,021,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
122,128 shares (cost $3,833,346 )	$2,846,793
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
14,870,175 shares (cost $90,892,248 )	58,588,489
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
6,220,734 shares (cost $30,545,874 )	24,447,486
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,892,867 shares (cost $30,720,452 )	22,941,544
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
430,923 shares (cost $7,950,276 )	5,162,454
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
3,469,102 shares (cost $68,033,797 )	41,976,139
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
23,136,637 shares (cost $587,838,303 )	354,684,647
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
648,974 shares (cost $17,027,682 )	9,825,474
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,666,778 shares (cost $57,359,749 )	54,834,637
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
1,927,050 shares (cost $28,760,574 )	19,212,681
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,359,541 shares (cost $41,997,609 )	24,920,389
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
433,354 shares (cost $12,741,435 )	7,852,371
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,195,334 shares (cost $25,800,460 )	10,801,043
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
202,927 shares (cost $2,371,912 )	1,006,520
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
1,770,936 shares (cost $41,378,614 )	20,188,667
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
978,820 shares (cost $10,988,799 )	8,055,688
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,714 shares (cost $29,353 )	22,286
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
678,910 shares (cost $7,734,887 )	5,227,611
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,328 shares (cost $102,657 )	71,734
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
333,084 shares (cost $4,036,664 )	2,371,557
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
41,120 shares (cost $478,952 )	292,361
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
844,813 shares (cost $11,522,775 )	5,085,771
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
4,219 shares (cost $58,819 )	45,400
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
902,929 shares (cost $16,245,942 )	9,661,339

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
182,282 shares (cost $1,118,907 )	$1,022,600
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2,472,316 shares (cost $41,531,265 )	42,251,873
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
3,036,346 shares (cost $52,502,803 )	34,432,159
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
48,279 shares (cost $878,062 )	662,394
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,403,695 shares (cost $20,771,327 )	14,808,983
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
27,576,526 shares (cost $226,250,078 )	228,192,994
Ivy Fund VIP, Inc. - Balanced (WRBP)
8,086,900 shares (cost $56,170,490 )	62,236,779
Ivy Fund VIP, Inc. - Bond (WRBDP)
22,286,170 shares (cost $120,957,147 )	118,945,746
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
16,986,438 shares (cost $166,643,205 )	137,775,299
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
4,780,960 shares (cost $31,658,463 )	24,437,400
Ivy Fund VIP, Inc. - Energy (WRENG)
2,053,947 shares (cost $13,152,790 )	7,688,743
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
7,527,101 shares (cost $52,697,235 )	24,916,211
Ivy Fund VIP, Inc. - Growth (WRGP)
20,108,473 shares (cost $154,762,859 )	151,877,285
Ivy Fund VIP, Inc. - High Income (WRHIP)
22,919,059 shares (cost $75,885,341 )	56,933,235
Ivy Fund VIP, Inc. - International Growth (WRIP)
7,209,211 shares (cost $45,818,463 )	43,291,314
Ivy Fund VIP, Inc. - International Value (WRI2P)
1,403,279 shares (cost $29,906,964 )	17,486,675
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
252,255 shares (cost $4,801,693 )	2,803,107
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2,094,414 shares (cost $13,654,273 )	9,436,594
Ivy Fund VIP, Inc. - Money Market (WRMMP)
67,549,413 shares (cost $67,549,413 )	67,549,413
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,474,089 shares (cost $7,423,474 )	6,466,975
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2,297,627 shares (cost $17,657,851 )	9,888,987
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
6,561,115 shares (cost $85,294,387 )	74,961,393
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
10,461,541 shares (cost $88,879,579 )	63,745,310
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
757,168 shares (cost $11,366,019 )	7,788,765

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Value (WRVP)
14,959,379 shares (cost $83,663,314 )	$62,136,771
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
3,849 shares (cost $101,638 )	91,405
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,661,549 shares (cost $131,306,981 )	105,910,395
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
4,968,938 shares (cost $18,150,825 )	14,409,920
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2,934,592 shares (cost $11,972,229 )	8,686,391
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
203,122 shares (cost $2,514,640 )	1,608,724
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,085,367 shares (cost $58,964,638 )	54,240,414
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2,355,447 shares (cost $114,319,102 )	61,594,931
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
617,925 shares (cost $17,381,448 )	11,691,148
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2,719,203 shares (cost $34,839,207 )	29,122,660
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
21,200 shares (cost $192,989 )	147,338
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
406,121 shares (cost $2,324,340 )	1,299,589
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
87,838 shares (cost $1,206,265 )	703,583
MFS(R) VIT - Value Series - Service Class (MVFSC)
2,969,090 shares (cost $41,408,319 )	28,711,100
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2,398,822 shares (cost $44,787,366 )	31,208,668
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
3,212,831 shares (cost $35,786,312 )	30,618,281
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
1,308,465 shares (cost $30,989,439 )	19,548,467
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
648,571 shares (cost $42,024,121 )	23,964,700
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
282,712 shares (cost $10,993,955 )	7,421,189
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
196,846 shares (cost $1,747,545 )	1,293,279
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
374,309 shares (cost $3,404,779 )	3,035,647
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
561,608 shares (cost $5,315,007 )	4,172,747
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
285,407 shares (cost $2,713,751 )	2,605,762
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
722,963 shares (cost $6,677,177 )	5,617,423

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
321,077 shares (cost $2,866,720 )	$2,273,226
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
439,703 shares (cost $3,857,125 )	3,724,287
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
119,879 shares (cost $1,154,348 )	1,161,626
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
10,387 shares (cost $98,978 )	100,443
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
6,837,767 shares (cost $53,519,784 )	34,120,456
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
7,774,271 shares (cost $46,822,228 )	38,715,872
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
244,758 shares (cost $3,225,054 )	1,725,545
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
5,702,904 shares (cost $93,011,695 )	40,091,418
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
98,817 shares (cost $1,594,301 )	694,680
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,936 shares (cost $33,993 )	22,842
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2,032,722 shares (cost $22,862,045 )	15,875,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
130,482 shares (cost $1,038,523 )	815,508
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,896,217 shares (cost $45,037,855 )	24,390,316
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,808 shares (cost $54,378 )	30,048
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
972,598 shares (cost $7,999,331 )	8,033,657
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
758,555 shares (cost $11,721,623 )	6,265,661
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
585 shares (cost $6,845 )	3,352
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
787,539 shares (cost $7,798,692 )	4,512,598
Nationwide VIT - Government Bond Fund - Class I (GBF)
33,673,103 shares (cost $390,798,342 )	404,413,966
Nationwide VIT - Government Bond Fund - Class II (GBF2)
1,090,853 shares (cost $12,893,269 )	13,057,505
Nationwide VIT - Growth Fund - Class I (CAF)
2,971,396 shares (cost $28,628,685 )	26,326,564
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
8,353 shares (cost $87,130 )	67,489
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2,235,663 shares (cost $24,865,005 )	18,108,869
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
282,518 shares (cost $3,175,112 )	1,825,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
6,889,431 shares (cost $79,289,646 )	$47,468,181
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
7,756,553 shares (cost $79,453,744 )	71,903,250
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
32,800,602 shares (cost $357,574,693 )	277,493,094
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,659,752 shares (cost $216,291,318 )	148,531,625
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
12,521,526 shares (cost $134,830,282 )	110,815,502
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
8,216,065 shares (cost $74,399,187 )	57,512,455
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
56,533 shares (cost $542,264 )	552,326
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
1,460,563 shares (cost $37,738,158 )	25,603,675
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
9,876,379 shares (cost $163,060,904 )	111,109,268
Nationwide VIT - Money Market Fund - Class I (SAM)
687,916,991 shares (cost $687,916,991 )	687,916,991
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
603,677 shares (cost $5,706,895 )	3,869,570
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
299 shares (cost $4,060 )	2,301
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2,732,619 shares (cost $44,045,268 )	21,041,167
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
113,686 shares (cost $1,824,035 )	871,968
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,322 shares (cost $69,816 )	56,093
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
14,192 shares (cost $90,142 )	93,808
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
232,710 shares (cost $2,343,162 )	1,535,885
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
434,382 shares (cost $4,267,583 )	3,071,081
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,808,457 shares (cost $45,262,892 )	27,101,614
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
62,098 shares (cost $863,405 )	589,306
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,280,045 shares (cost $213,181,054 )	121,013,895
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
200,300 shares (cost $2,321,537 )	1,309,963
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
10,963,156 shares (cost $231,829,230 )	117,963,568
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
244,571 shares (cost $4,963,394 )	2,575,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
18,882,980 shares (cost $189,016,522 )	$123,117,025
Nationwide VIT - Nationwide Fund - Class II (TRF2)
103,272 shares (cost $1,048,061 )	671,270
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
283 shares (cost $3,549 )	1,830
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
933,279 shares (cost $12,652,803 )	6,047,648
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
23,642 shares (cost $159,260 )	130,978
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
996,609 shares (cost $8,982,376 )	6,418,163
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
210,721 shares (cost $2,077,026 )	2,058,749
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
336,254 shares (cost $1,202,064 )	749,846
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,731,731 shares (cost $7,734,166 )	3,896,394
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
50,936 shares (cost $533,848 )	303,581
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
1,286,594 shares (cost $13,482,228 )	7,732,431
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
4,651,503 shares (cost $47,183,608 )	32,514,006
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,155,263 shares (cost $96,214,380 )	74,336,525
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
153,315 shares (cost $1,101,694 )	875,426
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
3,134,162 shares (cost $42,587,138 )	39,020,323
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
218,809 shares (cost $2,826,370 )	1,595,118
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
4,128,211 shares (cost $72,559,960 )	66,629,324
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
6,427,597 shares (cost $109,597,918 )	45,700,215
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
261,501 shares (cost $4,614,815 )	2,411,039
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
128,053 shares (cost $1,582,712 )	1,069,245
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
365,312 shares (cost $5,987,798 )	3,430,280
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
4,978,958 shares (cost $149,875,348 )	127,809,828
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
119,235 shares (cost $3,845,266 )	3,030,942
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
4,518,018 shares (cost $133,285,852 )	91,896,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
3,273,864 shares (cost $74,251,773 )	$66,164,787
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
149,060 shares (cost $3,153,008 )	2,984,184
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
209,838 shares (cost $972,994 )	329,445
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
81,313 shares (cost $650,571 )	128,474
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
14,768 shares (cost $122,482 )	23,334
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
548,070 shares (cost $9,286,117 )	5,836,946
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
13,375 shares (cost $215,472 )	140,971
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,268,138 shares (cost $148,182,945 )	120,384,089
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
209,304 shares (cost $4,044,328 )	3,018,169
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,932,709 shares (cost $76,450,679 )	53,226,795
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
914,691 shares (cost $4,860,661 )	4,170,990
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
59,978 shares (cost $766,424 )	675,357
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
172,109 shares (cost $1,814,254 )	1,774,447
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
1,113 shares (cost $26,094 )	12,769
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
72,355 shares (cost $837,430 )	436,300
SBL Fund - Series D (Global Series) (SBLD)
22,471 shares (cost $242,850 )	166,288
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
3,570 shares (cost $91,254 )	60,010
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
7,456 shares (cost $140,493 )	106,768
SBL Fund - Series O (All Cap Value Series) (SBLO)
57,399 shares (cost $1,141,871 )	825,970
SBL Fund - Series P (High Yield Series) (SBLP)
9,633 shares (cost $180,141 )	129,367
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
26,020 shares (cost $716,763 )	460,558
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
38,931 shares (cost $1,819,651 )	1,326,758
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2,101 shares (cost $28,629 )	22,560
SBL Fund - Series Y (Select 25 Series) (SBLY)
2,266 shares (cost $16,036 )	14,500

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
1,749,954 shares (cost $18,798,634 )	$11,724,694
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,044,984 shares (cost $23,994,562 )	14,953,719
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
3,439,239 shares (cost $16,935,823 )	16,611,523
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,025,391 shares (cost $47,816,918 )	40,224,259
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,902 shares (cost $119,429 )	96,610
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,442,242 shares (cost $22,731,971 )	8,465,959
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,825,543 shares (cost $30,182,862 )	10,734,188
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,198,044 shares (cost $39,822,073 )	22,451,353
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
590,500 shares (cost $14,755,653 )	11,071,873
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
70,630 shares (cost $1,583,409 )	1,194,359
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
1,032,402 shares (cost $12,001,570 )	8,486,348
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
775,807 shares (cost $7,879,149 )	7,688,249
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
89,284 shares (cost $1,006,945 )	875,878
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2,027,026 shares (cost $16,303,269 )	13,114,860
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,633,543 shares (cost $20,311,821 )	9,490,884
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
11,658,279 shares (cost $216,795,194 )	95,714,470
Victory VIF - Diversified Stock Fund - Class A (VYDS)
850,261 shares (cost $8,622,370 )	5,917,818
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
6,667,207 shares (cost $120,782,239 )	67,738,819

Total Investments	7,651,699,355

Total Assets	7,651,699,355
Liabilities
Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	7,435
Other Payables	85,213

$7,651,606,707

Contract Owners’ Equity:
Accumulation units	7,583,928,213
Contracts in payout (annuitization) period	67,678,494

Total Contract Owners’ Equity (note 5)	$7,651,606,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2
Reinvested dividends	$201,625,832	19,698	30,297	-	-	-	8,619	31,101
Mortality and expense risk charges (note 2)	(132,702,159)	(5,937)	(107,110)	(1,795)	(26,594)	(30,464)	(6,870)	(27,042)

Net investment income (loss)	68,923,673	13,761	(76,813)	(1,795)	(26,594)	(30,464)	1,749	4,059

Proceeds from mutual fund shares sold	3,882,482,842	134,801	4,407,678	34,038	688,156	2,014,852	172,902	285,653
Cost of mutual fund shares sold	(3,740,722,737)	(108,941)	(4,913,040)	(30,959)	(723,744)	(2,784,399)	(165,264)	(280,576)

Realized gain (loss) on investments	141,760,105	25,860	(505,362)	3,079	(35,588)	(769,547)	7,638	5,077
Change in unrealized gain (loss) on investments	(4,994,288,537)	(244,254)	(4,720,063)	(78,127)	(806,991)	(916,556)	(179,854)	(523,309)

Net gain (loss) on investments	(4,852,528,432)	(218,394)	(5,225,425)	(75,048)	(842,579)	(1,686,103)	(172,216)	(518,232)

Reinvested capital gains	614,502,928	-	1,178,385	-	-	274,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,169,101,831)	(204,633)	(4,123,853)	(76,843)	(869,173)	(1,442,512)	(170,467)	(514,173)

Investment Activity:	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$-	18,128	51	43,589	-	17,153	2,465,574	46,542
Mortality and expense risk charges (note 2)	(773)	(3,659)	(5,658)	(44,660)	(43,769)	(82,637)	(1,344,481)	(46,492)

Net investment income (loss)	(773)	14,469	(5,607)	(1,071)	(43,769)	(65,484)	1,121,093	50

Proceeds from mutual fund shares sold	32,845	169,993	97,401	602,439	552,351	2,873,932	34,366,810	1,035,123
Cost of mutual fund shares sold	(29,703)	(260,874)	(84,502)	(698,644)	(429,391)	(3,433,066)	(27,927,007)	(868,127)

Realized gain (loss) on investments	3,142	(90,881)	12,899	(96,205)	122,960	(559,134)	6,439,803	166,996
Change in unrealized gain (loss) on investments	(43,543)	(126,275)	(210,842)	(1,648,837)	(1,292,206)	(2,477,429)	(69,775,284)	(1,552,658)

Net gain (loss) on investments	(40,401)	(217,156)	(197,943)	(1,745,042)	(1,169,246)	(3,036,563)	(63,335,481)	(1,385,662)

Reinvested capital gains	20,469	28,017	-	449,753	-	403,989	14,770,934	321,760

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,705)	(174,670)	(203,550)	(1,296,360)	(1,213,015)	(2,698,058)	(47,443,454)	(1,063,852)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV
Reinvested dividends	$3,544,950	528,450	459,655	11,217	234	-	-	7,110,662
Mortality and expense risk charges (note 2)	(861,565)	(664,495)	(632,805)	(155,584)	(5,200)	(94,521)	(25,716)	(3,292,462)

Net investment income (loss)	2,683,385	(136,045)	(173,150)	(144,367)	(4,966)	(94,521)	(25,716)	3,818,200

Proceeds from mutual fund shares sold	29,628,098	18,441,673	15,980,804	20,134,149	55,813	9,550,881	186,593	96,759,088
Cost of mutual fund shares sold	(30,609,840)	(13,005,196)	(9,150,072)	(23,394,184)	(64,194)	(9,625,356)	(175,250)	(112,394,140)

Realized gain (loss) on investments	(981,742)	5,436,477	6,830,732	(3,260,035)	(8,381)	(74,475)	11,343	(15,635,052)
Change in unrealized gain (loss) on investments	(5,011,522)	(45,224,268)	(41,306,793)	(1,609,587)	(82,441)	(5,487,492)	(963,949)	(110,623,679)

Net gain (loss) on investments	(5,993,264)	(39,787,791)	(34,476,061)	(4,869,622)	(90,822)	(5,561,967)	(952,606)	(126,258,731)

Reinvested capital gains	-	6,207,427	5,399,322	-	-	1,367,195	228,647	37,750,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,309,879)	(33,716,409)	(29,249,889)	(5,013,989)	(95,788)	(4,289,293)	(749,675)	(84,690,033)

Investment Activity:	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP
Reinvested dividends	$139,520	-	-	19,198	54,198	-	29,674	85,539
Mortality and expense risk charges (note 2)	(105,895)	(185,543)	(7,165)	(19,838)	(46,197)	(32,507)	(17,633)	(51,099)

Net investment income (loss)	33,625	(185,543)	(7,165)	(640)	8,001	(32,507)	12,041	34,440

Proceeds from mutual fund shares sold	1,535,582	33,876,148	56,563	536,794	1,467,805	1,253,047	566,430	1,119,431
Cost of mutual fund shares sold	(1,761,515)	(38,519,931)	(58,266)	(513,162)	(1,425,708)	(854,227)	(485,561)	(726,278)

Realized gain (loss) on investments	(225,933)	(4,643,783)	(1,703)	23,632	42,097	398,820	80,869	393,153
Change in unrealized gain (loss) on investments	(2,455,562)	(6,940,815)	(277,587)	(987,215)	(2,360,377)	(2,399,080)	(1,098,985)	(2,977,267)

Net gain (loss) on investments	(2,681,495)	(11,584,598)	(279,290)	(963,583)	(2,318,280)	(2,000,260)	(1,018,116)	(2,584,114)

Reinvested capital gains	791,520	937,197	22,132	315,512	715,977	445,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,856,350)	(10,832,944)	(264,323)	(648,711)	(1,594,302)	(1,586,813)	(1,006,075)	(2,549,674)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS
Reinvested dividends	$193,523	309,635	10,480,556	1,691,911	50,229	3,421	10,179	4,616
Mortality and expense risk charges (note 2)	(70,655)	(435,276)	(5,794,109)	(923,470)	(53,539)	(5,005)	(4,921)	(6,227)

Net investment income (loss)	122,868	(125,641)	4,686,447	768,441	(3,310)	(1,584)	5,258	(1,611)

Proceeds from mutual fund shares sold	1,878,829	23,537,410	138,986,910	26,345,659	517,952	246,816	109,367	165,934
Cost of mutual fund shares sold	(2,098,602)	(31,501,187)	(128,147,979)	(23,593,093)	(413,670)	(249,972)	(88,266)	(228,186)

Realized gain (loss) on investments	(219,773)	(7,963,777)	10,838,931	2,752,566	104,282	(3,156)	21,101	(62,252)
Change in unrealized gain (loss) on investments	(3,569,481)	(12,699,776)	(242,978,746)	(37,321,094)	(1,329,441)	(108,755)	(270,718)	(168,143)

Net gain (loss) on investments	(3,789,254)	(20,663,553)	(232,139,815)	(34,568,528)	(1,225,159)	(111,911)	(249,617)	(230,395)

Reinvested capital gains	617,366	5,358,539	-	6,302,421	217,910	20,497	77,762	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,049,020)	(15,430,655)	(227,453,368)	(27,497,666)	(1,010,559)	(92,998)	(166,597)	(142,264)

Investment Activity:	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS
Reinvested dividends	$172	376,295	83,736	11,180,317	374,640	9,508,631	239,641	1,853,491
Mortality and expense risk charges (note 2)	(16,499)	(71,637)	(55,807)	(2,488,851)	(137,562)	(5,296,081)	(209,728)	(3,294,531)

Net investment income (loss)	(16,327)	304,658	27,929	8,691,466	237,078	4,212,550	29,913	(1,441,040)

Proceeds from mutual fund shares sold	181,969	2,123,290	6,649,787	75,654,322	1,815,220	141,298,611	2,646,630	97,708,908
Cost of mutual fund shares sold	(124,387)	(2,429,506)	(7,141,862)	(81,739,493)	(1,999,634)	(144,323,145)	(2,458,927)	(78,634,013)

Realized gain (loss) on investments	57,582	(306,216)	(492,075)	(6,085,171)	(184,414)	(3,024,534)	187,703	19,074,895
Change in unrealized gain (loss) on investments	(362,868)	(1,125,283)	10,775	(19,282,293)	(744,969)	(236,726,233)	(6,308,647)	(188,540,707)

Net gain (loss) on investments	(305,286)	(1,431,499)	(481,300)	(25,367,464)	(929,383)	(239,750,767)	(6,120,944)	(169,465,812)

Reinvested capital gains	19,715	-	-	-	-	514,978	12,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,898)	(1,126,841)	(453,371)	(16,675,998)	(692,305)	(235,023,239)	(6,078,390)	(170,906,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2
Reinvested dividends	$26,049	6,593,024	1,927,512	866,002	185,240	1,597,648	4,658,258	114,146
Mortality and expense risk charges (note 2)	(88,676)	(1,022,773)	(300,299)	(410,602)	(164,100)	(857,686)	(6,751,899)	(284,091)

Net investment income (loss)	(62,627)	5,570,251	1,627,213	455,400	21,140	739,962	(2,093,641)	(169,945)

Proceeds from mutual fund shares sold	970,607	36,535,050	36,744,436	10,527,518	2,133,795	23,768,426	162,812,635	3,427,041
Cost of mutual fund shares sold	(645,214)	(41,574,952)	(40,729,983)	(7,912,362)	(1,415,207)	(21,220,977)	(144,999,550)	(2,902,558)

Realized gain (loss) on investments	325,393	(5,039,902)	(3,985,547)	2,615,156	718,588	2,547,449	17,813,085	524,483
Change in unrealized gain (loss) on investments	(3,061,729)	(23,551,722)	(3,827,678)	(28,627,790)	(6,814,774)	(52,561,281)	(342,025,884)	(9,186,346)

Net gain (loss) on investments	(2,736,336)	(28,591,624)	(7,813,225)	(26,012,634)	(6,096,186)	(50,013,832)	(324,212,799)	(8,661,863)

Reinvested capital gains	-	-	-	4,945,362	1,139,337	9,580,938	18,511,927	482,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,798,963)	(23,021,373)	(6,186,012)	(20,611,872)	(4,935,709)	(39,692,932)	(307,794,513)	(8,348,820)

Investment Activity:	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S
Reinvested dividends	$2,715,477	117,397	128,500	29,564	124,354	9,024	-	276,186
Mortality and expense risk charges (note 2)	(755,226)	(408,404)	(449,942)	(226,497)	(253,334)	(34,194)	(533,285)	(116,722)

Net investment income (loss)	1,960,251	(291,007)	(321,442)	(196,933)	(128,980)	(25,170)	(533,285)	159,464

Proceeds from mutual fund shares sold	20,813,889	14,000,442	13,716,245	2,698,402	9,793,801	497,699	24,559,010	4,111,162
Cost of mutual fund shares sold	(21,590,190)	(12,439,294)	(17,710,278)	(1,925,654)	(14,086,703)	(752,126)	(27,148,601)	(5,004,206)

Realized gain (loss) on investments	(776,301)	1,561,148	(3,994,033)	772,748	(4,292,902)	(254,427)	(2,589,591)	(893,044)
Change in unrealized gain (loss) on investments	(4,238,529)	(28,851,921)	(19,917,178)	(8,622,741)	(13,916,186)	(1,338,765)	(27,519,089)	(2,834,252)

Net gain (loss) on investments	(5,014,830)	(27,290,773)	(23,911,211)	(7,849,993)	(18,209,088)	(1,593,192)	(30,108,680)	(3,727,296)

Reinvested capital gains	53,666	-	5,975,426	2,176,437	5,056,892	426,394	1,407,632	397,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,000,913)	(27,581,780)	(18,257,227)	(5,870,489)	(13,281,176)	(1,191,968)	(29,234,333)	(3,169,852)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3
Reinvested dividends	$726	170,533	2,213	71,194	8,292	326,215	1,551	374,563
Mortality and expense risk charges (note 2)	(345)	(76,880)	(1,182)	(36,851)	(5,975)	(140,845)	(877)	(164,449)

Net investment income (loss)	381	93,653	1,031	34,343	2,317	185,370	674	210,114

Proceeds from mutual fund shares sold	18,286	3,069,394	9,111	1,080,407	87,212	13,848,989	24,724	4,851,231
Cost of mutual fund shares sold	(17,669)	(3,501,979)	(9,585)	(1,233,327)	(115,036)	(16,534,213)	(17,018)	(5,789,449)

Realized gain (loss) on investments	617	(432,585)	(474)	(152,920)	(27,824)	(2,685,224)	7,706	(938,218)
Change in unrealized gain (loss) on investments	(9,661)	(2,482,108)	(33,780)	(1,629,441)	(190,095)	(8,166,063)	(48,524)	(7,688,911)

Net gain (loss) on investments	(9,044)	(2,914,693)	(34,254)	(1,782,361)	(217,919)	(10,851,287)	(40,818)	(8,627,129)

Reinvested capital gains	1,188	358,206	3,596	228,388	26,641	2,366,707	6,350	1,445,923

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,475)	(2,462,834)	(29,627)	(1,519,630)	(188,961)	(8,299,210)	(33,794)	(6,971,092)

Investment Activity:	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP
Reinvested dividends	$28,398	1,770,260	2,980,720	16,309	215,463	1,236,892	77,630	109,249
Mortality and expense risk charges (note 2)	(3,969)	(539,128)	(633,281)	(13,831)	(211,421)	(3,849,184)	(1,026,723)	(1,568,991)

Net investment income (loss)	24,429	1,231,132	2,347,439	2,478	4,042	(2,612,292)	(949,093)	(1,459,742)

Proceeds from mutual fund shares sold	591,968	17,429,669	25,118,654	206,244	18,408,925	41,025,372	18,534,450	22,227,676
Cost of mutual fund shares sold	(704,829)	(16,139,734)	(29,046,526)	(200,203)	(24,172,184)	(24,805,783)	(14,402,308)	(23,306,003)

Realized gain (loss) on investments	(112,861)	1,289,935	(3,927,872)	6,041	(5,763,259)	16,219,589	4,132,142	(1,078,327)
Change in unrealized gain (loss) on investments	(96,307)	(1,091,876)	(17,396,908)	(292,640)	(3,889,596)	(123,515,090)	(22,916,709)	1,094,768

Net gain (loss) on investments	(209,168)	198,059	(21,324,780)	(286,599)	(9,652,855)	(107,295,501)	(18,784,567)	16,441

Reinvested capital gains	28,167	-	1,248,095	7,040	1,492,261	20,330,014	54,179	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,572)	1,429,191	(17,729,246)	(277,081)	(8,156,552)	(89,577,779)	(19,679,481)	(1,443,301)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$331,354	26,741	11,261	696,862	-	450,688	154,609	123,126
Mortality and expense risk charges (note 2)	(2,587,902)	(458,162)	(150,582)	(737,479)	(2,865,797)	(923,389)	(880,274)	(372,232)

Net investment income (loss)	(2,256,548)	(431,421)	(139,321)	(40,617)	(2,865,797)	(472,701)	(725,665)	(249,106)

Proceeds from mutual fund shares sold	42,007,367	7,336,980	2,677,313	9,633,411	45,948,579	13,080,796	13,156,102	8,957,280
Cost of mutual fund shares sold	(37,431,671)	(5,814,991)	(2,254,521)	(7,291,828)	(37,812,577)	(14,196,344)	(8,792,634)	(9,923,673)

Realized gain (loss) on investments	4,575,696	1,521,989	422,792	2,341,583	8,136,002	(1,115,548)	4,363,468	(966,393)
Change in unrealized gain (loss) on investments	(90,860,666)	(16,387,185)	(7,561,825)	(47,372,142)	(105,511,623)	(16,350,585)	(40,979,851)	(14,803,484)

Net gain (loss) on investments	(86,284,970)	(14,865,196)	(7,139,033)	(45,030,559)	(97,375,621)	(17,466,133)	(36,616,383)	(15,769,877)

Reinvested capital gains	5,051,921	49,185	12,285	2,831,602	2,105,992	-	1,289,104	489,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,489,597)	(15,247,432)	(7,266,069)	(42,239,574)	(98,135,426)	(17,938,834)	(36,052,944)	(15,529,866)

Investment Activity:	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$-	4,117	1,133,337	71,868	86,137	-	-	18,956
Mortality and expense risk charges (note 2)	(59,902)	(174,199)	(703,686)	(102,909)	(212,291)	(1,384,958)	(1,215,642)	(123,082)

Net investment income (loss)	(59,902)	(170,082)	429,651	(31,041)	(126,154)	(1,384,958)	(1,215,642)	(104,126)

Proceeds from mutual fund shares sold	1,207,303	3,386,108	19,700,652	2,813,337	4,675,625	20,260,981	20,500,297	2,805,152
Cost of mutual fund shares sold	(1,204,651)	(3,376,059)	(19,700,652)	(3,019,915)	(5,220,559)	(16,238,842)	(15,823,401)	(3,656,074)

Realized gain (loss) on investments	2,652	10,049	-	(206,578)	(544,934)	4,022,139	4,676,896	(850,922)
Change in unrealized gain (loss) on investments	(2,860,331)	(5,895,996)	-	(756,628)	(6,294,814)	(49,372,796)	(52,623,308)	(2,292,457)

Net gain (loss) on investments	(2,857,679)	(5,885,947)	-	(963,206)	(6,839,748)	(45,350,657)	(47,946,412)	(3,143,379)

Reinvested capital gains	-	175,165	-	-	248,914	2,785,882	1,320,347	184,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,917,581)	(5,880,864)	429,651	(994,247)	(6,716,988)	(43,949,733)	(47,841,707)	(3,063,183)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2
Reinvested dividends	$200,894	1,459	19,551	20,592	12,852	15,789	2,807,514	3,516,082
Mortality and expense risk charges (note 2)	(1,186,631)	(619)	(2,134,314)	(259,481)	(168,593)	(29,694)	(1,169,990)	(1,514,733)

Net investment income (loss)	(985,737)	840	(2,114,763)	(238,889)	(155,741)	(13,905)	1,637,524	2,001,349

Proceeds from mutual fund shares sold	19,086,324	7,265	71,976,761	7,426,563	5,076,076	1,213,700	34,262,171	51,424,835
Cost of mutual fund shares sold	(16,158,129)	(7,095)	(35,948,386)	(6,736,288)	(4,388,989)	(1,462,407)	(15,820,809)	(31,302,163)

Realized gain (loss) on investments	2,928,195	170	36,028,375	690,275	687,087	(248,707)	18,441,362	20,122,672
Change in unrealized gain (loss) on investments	(39,058,141)	(17,008)	(128,871,167)	(13,793,583)	(8,720,454)	(954,111)	(102,734,913)	(122,594,162)

Net gain (loss) on investments	(36,129,946)	(16,838)	(92,842,792)	(13,103,308)	(8,033,367)	(1,202,818)	(84,293,551)	(102,471,490)

Reinvested capital gains	629,272	1,928	-	-	-	147,027	15,048,524	18,856,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,486,411)	(14,070)	(94,957,555)	(13,342,197)	(8,189,108)	(1,069,696)	(67,607,503)	(81,613,966)

Investment Activity:	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2
Reinvested dividends	$218,993	1,649,593	629	-	-	426,787	979,804	1,790,745
Mortality and expense risk charges (note 2)	(225,069)	(498,764)	(2,701)	(41,644)	(19,405)	(492,405)	(539,845)	(446,541)

Net investment income (loss)	(6,076)	1,150,829	(2,072)	(41,644)	(19,405)	(65,618)	439,959	1,344,204

Proceeds from mutual fund shares sold	9,889,472	30,861,655	24,813	334,152	199,364	11,802,147	15,530,438	33,333,011
Cost of mutual fund shares sold	(10,381,621)	(31,699,038)	(22,238)	(255,071)	(212,255)	(12,647,165)	(17,107,540)	(35,205,209)

Realized gain (loss) on investments	(492,149)	(837,383)	2,575	79,081	(12,891)	(845,018)	(1,577,102)	(1,872,198)
Change in unrealized gain (loss) on investments	(8,443,606)	(6,412,462)	(104,015)	(1,819,815)	(676,408)	(16,140,076)	(14,412,669)	(3,720,930)

Net gain (loss) on investments	(8,935,755)	(7,249,845)	(101,440)	(1,740,734)	(689,299)	(16,985,094)	(15,989,771)	(5,593,128)

Reinvested capital gains	1,484,506	-	10,494	319,435	214,547	1,745,231	500,454	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,457,325)	(6,099,016)	(93,018)	(1,462,943)	(494,157)	(15,305,481)	(15,049,358)	(4,222,895)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$739,284	711,475	204,117	17,188	37,528	60,855	36,782	66,058
Mortality and expense risk charges (note 2)	(334,645)	(422,909)	(98,303)	(7,957)	(17,732)	(31,004)	(16,110)	(26,281)

Net investment income (loss)	404,639	288,566	105,814	9,231	19,796	29,851	20,672	39,777

Proceeds from mutual fund shares sold	6,524,095	7,472,066	1,987,862	127,917	779,372	787,162	1,774,922	364,720
Cost of mutual fund shares sold	(7,005,758)	(8,389,985)	(2,757,789)	(179,385)	(1,007,576)	(1,121,680)	(1,913,474)	(443,306)

Realized gain (loss) on investments	(481,663)	(917,919)	(769,927)	(51,468)	(228,204)	(334,518)	(138,552)	(78,586)
Change in unrealized gain (loss) on investments	(14,244,214)	(21,230,930)	(3,310,354)	(454,266)	(369,131)	(1,142,261)	(107,989)	(1,059,754)

Net gain (loss) on investments	(14,725,877)	(22,148,849)	(4,080,281)	(505,734)	(597,335)	(1,476,779)	(246,541)	(1,138,340)

Reinvested capital gains	911,284	2,103,079	2,817	28,153	13,371	40,598	4,461	37,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,409,954)	(19,757,204)	(3,971,650)	(468,350)	(564,168)	(1,406,330)	(221,408)	(1,060,779)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$28,127	34,593	20,676	1,742	4,703,871	2,698,301	40,621	1,010,087
Mortality and expense risk charges (note 2)	(12,190)	(12,560)	(4,488)	(429)	(629,074)	(417,475)	(41,573)	(1,111,463)

Net investment income (loss)	15,937	22,033	16,188	1,313	4,074,797	2,280,826	(952)	(101,376)

Proceeds from mutual fund shares sold	597,611	953,361	1,106,658	1,810	21,333,634	34,025,087	1,758,974	57,341,879
Cost of mutual fund shares sold	(735,038)	(1,039,498)	(1,108,403)	(1,845)	(25,491,259)	(37,899,461)	(971,971)	(48,673,212)

Realized gain (loss) on investments	(137,427)	(86,137)	(1,745)	(35)	(4,157,625)	(3,874,374)	787,003	8,668,667
Change in unrealized gain (loss) on investments	(593,494)	(132,838)	7,278	1,464	(15,634,681)	(6,635,904)	(4,206,251)	(94,816,847)

Net gain (loss) on investments	(730,921)	(218,975)	5,533	1,429	(19,792,306)	(10,510,278)	(3,419,248)	(86,148,180)

Reinvested capital gains	25,591	11,115	-	-	-	-	713,183	17,307,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(689,393)	(185,827)	21,721	2,742	(15,717,509)	(8,229,452)	(2,707,017)	(68,941,579)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3
Reinvested dividends	$16,441	1,677	664,634	17,345	586,650	382	96,064	76,771
Mortality and expense risk charges (note 2)	(31,081)	(776)	(272,242)	(14,165)	(556,182)	(188)	(140,989)	(137,973)

Net investment income (loss)	(14,640)	901	392,392	3,180	30,468	194	(44,925)	(61,202)

Proceeds from mutual fund shares sold	785,109	28,917	19,940,743	265,551	25,521,225	4,158	3,318,236	6,294,870
Cost of mutual fund shares sold	(888,750)	(38,320)	(23,584,863)	(233,502)	(22,984,704)	(7,759)	(1,651,489)	(6,737,124)

Realized gain (loss) on investments	(103,641)	(9,403)	(3,644,120)	32,049	2,536,521	(3,601)	1,666,747	(442,254)
Change in unrealized gain (loss) on investments	(1,538,348)	(21,765)	(6,394,552)	(965,145)	(33,910,265)	(24,330)	(11,532,186)	(8,164,752)

Net gain (loss) on investments	(1,641,989)	(31,168)	(10,038,672)	(933,096)	(31,373,744)	(27,931)	(9,865,439)	(8,607,006)

Reinvested capital gains	345,857	516	276,258	186,092	6,114,051	7,652	2,462,872	2,045,589

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,310,772)	(29,751)	(9,370,022)	(743,824)	(25,229,225)	(20,085)	(7,447,492)	(6,622,619)

Investment Activity:	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8
Reinvested dividends	$301	135,605	18,253,019	529,070	111,126	247	54,208	58,037
Mortality and expense risk charges (note 2)	(208)	(79,946)	(4,982,261)	(247,226)	(437,507)	(1,063)	(262,382)	(34,183)

Net investment income (loss)	93	55,659	13,270,758	281,844	(326,381)	(816)	(208,174)	23,854

Proceeds from mutual fund shares sold	11,141	3,857,077	209,755,914	3,441,775	13,582,379	9,742	14,407,864	1,268,713
Cost of mutual fund shares sold	(20,271)	(6,822,828)	(219,868,360)	(3,625,486)	(8,590,179)	(11,435)	(16,301,433)	(1,658,196)

Realized gain (loss) on investments	(9,130)	(2,965,751)	(10,112,446)	(183,711)	4,992,200	(1,693)	(1,893,569)	(389,483)
Change in unrealized gain (loss) on investments	(780)	(1,559,011)	23,038,265	607,927	(24,154,144)	(30,347)	(8,382,914)	(1,366,068)

Net gain (loss) on investments	(9,910)	(4,524,762)	12,925,819	424,216	(19,161,944)	(32,040)	(10,276,483)	(1,755,551)

Reinvested capital gains	-	-	-	-	-	6,628	2,019,789	4,434

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,817)	(4,469,103)	26,196,577	706,060	(19,488,325)	(26,228)	(8,464,868)	(1,727,263)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF
Reinvested dividends	$1,381,514	2,756,972	10,272,875	5,096,256	4,273,454	2,199,090	6,781	-
Mortality and expense risk charges (note 2)	(869,942)	(1,042,398)	(4,884,091)	(2,793,433)	(1,787,591)	(955,486)	(1,114)	(545,889)

Net investment income (loss)	511,572	1,714,574	5,388,784	2,302,823	2,485,863	1,243,604	5,667	(545,889)

Proceeds from mutual fund shares sold	13,675,626	25,825,309	93,313,825	48,436,290	38,801,637	26,882,519	62,065	24,055,015
Cost of mutual fund shares sold	(13,169,912)	(27,165,192)	(80,453,422)	(44,801,568)	(39,697,811)	(27,155,324)	(65,669)	(18,724,399)

Realized gain (loss) on investments	505,714	(1,339,883)	12,860,403	3,634,722	(896,174)	(272,805)	(3,604)	5,330,616
Change in unrealized gain (loss) on investments	(42,076,090)	(7,859,323)	(148,588,049)	(104,551,058)	(32,033,958)	(33,551,999)	10,063	(31,856,522)

Net gain (loss) on investments	(41,570,376)	(9,199,206)	(135,727,646)	(100,916,336)	(32,930,132)	(33,824,804)	6,459	(26,525,906)

Reinvested capital gains	11,308,647	1,441,673	30,882,603	21,025,917	6,807,757	8,777,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,750,157)	(6,042,959)	(99,456,259)	(77,587,596)	(23,636,512)	(23,803,480)	12,126	(27,071,795)

Investment Activity:	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2
Reinvested dividends	$2,206,203	13,214,534	3,933	56	688,460	24,973	159	18
Mortality and expense risk charges (note 2)	(2,121,972)	(7,641,524)	(28,042)	(47)	(461,660)	(25,589)	(396)	(117)

Net investment income (loss)	84,231	5,573,010	(24,109)	9	226,800	(616)	(237)	(99)

Proceeds from mutual fund shares sold	55,736,598	332,641,839	975,231	331	19,612,534	508,784	118,425	7,311
Cost of mutual fund shares sold	(40,834,371)	(332,641,839)	(1,243,530)	(349)	(22,692,748)	(684,654)	(136,268)	(11,945)

Realized gain (loss) on investments	14,902,227	-	(268,299)	(18)	(3,080,214)	(175,870)	(17,843)	(4,634)
Change in unrealized gain (loss) on investments	(100,060,596)	-	(1,837,325)	(2,656)	(25,270,935)	(974,686)	(13,723)	-

Net gain (loss) on investments	(85,158,369)	-	(2,105,624)	(2,674)	(28,351,149)	(1,150,556)	(31,566)	(4,634)

Reinvested capital gains	11,002,002	-	-	533	5,465,241	229,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,072,136)	5,573,010	(2,129,733)	(2,132)	(22,659,108)	(922,097)	(31,803)	(4,733)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$470	-	-	30,374	-	-	2,001,355	17,495
Mortality and expense risk charges (note 2)	(589)	(11,131)	(2)	(22,429)	(533,312)	(16,612)	(2,197,929)	(36,664)

Net investment income (loss)	(119)	(11,131)	(2)	7,945	(533,312)	(16,612)	(196,574)	(19,169)

Proceeds from mutual fund shares sold	303,829	438,020	1,889	712,754	14,714,407	197,917	68,362,143	706,933
Cost of mutual fund shares sold	(339,525)	(539,331)	(2,445)	(852,426)	(17,273,378)	(182,758)	(85,564,476)	(948,491)

Realized gain (loss) on investments	(35,696)	(101,311)	(556)	(139,672)	(2,558,971)	15,159	(17,202,333)	(241,558)
Change in unrealized gain (loss) on investments	3,666	(807,276)	-	(1,196,502)	(26,358,149)	(576,941)	(50,701,638)	(513,903)

Net gain (loss) on investments	(32,030)	(908,587)	(556)	(1,336,174)	(28,917,120)	(561,782)	(67,903,971)	(755,461)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,149)	(919,718)	(558)	(1,328,229)	(29,450,432)	(578,394)	(68,100,545)	(774,630)

Investment Activity:	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1
Reinvested dividends	$1,462,670	22,541	2,826,702	12,733	25	85,418	-	21,614
Mortality and expense risk charges (note 2)	(2,125,645)	(69,955)	(2,213,131)	(20,783)	(40)	(130,651)	(1,094)	(28,758)

Net investment income (loss)	(662,975)	(47,414)	613,571	(8,050)	(15)	(45,233)	(1,094)	(7,144)

Proceeds from mutual fund shares sold	55,583,598	648,664	58,800,243	400,920	366	4,357,579	185,137	802,506
Cost of mutual fund shares sold	(58,924,795)	(598,710)	(64,525,715)	(304,601)	(417)	(5,748,785)	(248,199)	(1,084,075)

Realized gain (loss) on investments	(3,341,197)	49,954	(5,725,472)	96,319	(51)	(1,391,206)	(63,062)	(281,569)
Change in unrealized gain (loss) on investments	(117,677,945)	(2,584,170)	(128,608,817)	(784,669)	(1,874)	(5,588,713)	(28,282)	(2,564,214)

Net gain (loss) on investments	(121,019,142)	(2,534,216)	(134,334,289)	(688,350)	(1,925)	(6,979,919)	(91,344)	(2,845,783)

Reinvested capital gains	37,116,005	805,965	31,797,048	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,566,112)	(1,775,665)	(101,923,670)	(533,909)	(1,940)	(7,025,152)	(92,438)	(2,852,927)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1
Reinvested dividends	$23,668	-	-	-	-	968,697	7,266,822	25,040
Mortality and expense risk charges (note 2)	(6,724)	(13,920)	(91,472)	(6,268)	(174,889)	(594,977)	(1,248,552)	(4,151)

Net investment income (loss)	16,944	(13,920)	(91,472)	(6,268)	(174,889)	373,720	6,018,270	20,889

Proceeds from mutual fund shares sold	780,247	314,893	9,652,272	52,616	8,581,995	34,303,047	50,452,710	642,884
Cost of mutual fund shares sold	(792,450)	(334,789)	(10,471,818)	(61,841)	(9,370,761)	(41,332,964)	(56,483,363)	(767,141)

Realized gain (loss) on investments	(12,203)	(19,896)	(819,546)	(9,225)	(788,766)	(7,029,917)	(6,030,653)	(124,257)
Change in unrealized gain (loss) on investments	(18,277)	(949,061)	(5,579,673)	(291,285)	(8,476,873)	(15,913,348)	(23,892,052)	(226,268)

Net gain (loss) on investments	(30,480)	(968,957)	(6,399,219)	(300,510)	(9,265,639)	(22,943,265)	(29,922,705)	(350,525)

Reinvested capital gains	-	174,368	992,395	86,636	2,532,001	645,408	2,448,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,536)	(808,509)	(5,498,296)	(220,142)	(6,908,527)	(21,924,137)	(21,455,564)	(329,636)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$313,763	28	-	438,561	37,111	-	111,738	347,047
Mortality and expense risk charges (note 2)	(716,069)	(82,341)	(1,287,791)	(1,074,718)	(49,377)	(23,803)	(128,603)	(2,659,969)

Net investment income (loss)	(402,306)	(82,313)	(1,287,791)	(636,157)	(12,266)	(23,803)	(16,865)	(2,312,922)

Proceeds from mutual fund shares sold	18,403,515	10,668,550	35,902,770	37,219,277	2,179,544	5,203,753	13,092,968	67,214,654
Cost of mutual fund shares sold	(10,803,289)	(12,697,418)	(21,556,877)	(42,172,789)	(2,759,008)	(5,745,440)	(12,865,007)	(47,615,285)

Realized gain (loss) on investments	7,600,226	(2,028,868)	14,345,893	(4,953,512)	(579,464)	(541,687)	227,961	19,599,369
Change in unrealized gain (loss) on investments	(35,517,706)	(261,229)	(73,525,161)	(66,411,465)	(1,680,926)	(463,129)	(3,897,532)	(140,675,586)

Net gain (loss) on investments	(27,917,480)	(2,290,097)	(59,179,268)	(71,364,977)	(2,260,390)	(1,004,816)	(3,669,571)	(121,076,217)

Reinvested capital gains	2,150,220	91	-	13,838,171	8,072	51,557	382,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,169,566)	(2,372,319)	(60,467,059)	(58,162,963)	(2,264,584)	(977,062)	(3,304,391)	(123,389,139)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	OVCAFS	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC
Investment Activity:
Reinvested dividends	$-	2,374,361	1,815,847	61,656	106,103	62,431	7,100	47,646
Mortality and expense risk charges (note 2)	(91,399)	(1,780,031)	(1,321,839)	(85,442)	(25,677)	(9,179)	(1,204)	(108,459)

Net investment income (loss)	(91,399)	594,330	494,008	(23,786)	80,426	53,252	5,896	(60,813)

Proceeds from mutual fund shares sold	1,002,592	40,136,892	35,873,079	1,083,220	3,392,351	611,020	16,352	6,950,704
Cost of mutual fund shares sold	(687,247)	(34,856,566)	(21,771,984)	(622,967)	(4,574,701)	(798,778)	(22,315)	(9,034,605)

Realized gain (loss) on investments	315,345	5,280,326	14,101,095	460,253	(1,182,350)	(187,758)	(5,963)	(2,083,901)
Change in unrealized gain (loss) on investments	(3,066,026)	(89,026,528)	(76,182,265)	(3,067,304)	(606,013)	(485,159)	(90,139)	(2,608,008)

Net gain (loss) on investments	(2,750,681)	(83,746,202)	(62,081,170)	(2,607,051)	(1,788,363)	(672,917)	(96,102)	(4,691,909)

Reinvested capital gains	-	10,452,940	7,978,626	330,617	-	-	-	529,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,842,080)	(72,698,932)	(53,608,536)	(2,300,220)	(1,707,937)	(619,665)	(90,206)	(4,223,670)

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB
Investment Activity:
Reinvested dividends	$434	3,161,993	84,806	-	317,073	23,083	64,652	386
Mortality and expense risk charges (note 2)	(2,079)	(2,273,592)	(108,849)	(1,092,629)	(109,189)	(7,265)	(15,657)	(231)

Net investment income (loss)	(1,645)	888,401	(24,043)	(1,092,629)	207,884	15,818	48,995	155

Proceeds from mutual fund shares sold	26,644	64,244,677	2,717,415	26,452,269	2,673,892	274,324	374,139	6,710
Cost of mutual fund shares sold	(29,275)	(58,493,026)	(2,272,593)	(20,699,842)	(2,541,243)	(263,156)	(362,936)	(8,362)

Realized gain (loss) on investments	(2,631)	5,751,651	444,822	5,752,427	132,649	11,168	11,203	(1,652)
Change in unrealized gain (loss) on investments	(90,807)	(110,502,352)	(3,775,931)	(62,520,126)	(1,363,229)	(106,613)	(53,680)	(10,806)

Net gain (loss) on investments	(93,438)	(104,750,701)	(3,331,109)	(56,767,699)	(1,230,580)	(95,445)	(42,477)	(12,458)

Reinvested capital gains	9,017	13,739,122	445,757	-	75,957	1,088	36,799	3,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,066)	(90,123,178)	(2,909,395)	(57,860,328)	(946,739)	(78,539)	43,317	(8,986)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$17,235	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,776)	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Net investment income (loss)	11,459	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Proceeds from mutual fund shares sold	80,348	19,705	5,658	45,535	97,844	295,357	126,016	306,056
Cost of mutual fund shares sold	(107,519)	(18,141)	(7,586)	(51,997)	(123,674)	(304,061)	(115,040)	(323,260)

Realized gain (loss) on investments	(27,171)	1,564	(1,928)	(6,462)	(25,830)	(8,704)	10,976	(17,204)
Change in unrealized gain (loss) on investments	(353,287)	(94,274)	(25,537)	(31,348)	(316,763)	(56,918)	(285,507)	(458,862)

Net gain (loss) on investments	(380,458)	(92,710)	(27,465)	(37,810)	(342,593)	(65,622)	(274,531)	(476,066)

Reinvested capital gains	72,227	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(296,772)	(94,809)	(28,108)	(39,127)	(347,404)	(68,164)	(281,161)	(490,452)

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR
Investment Activity:
Reinvested dividends	$-	-	17,650	457,662	470,306	467,971	673	-
Mortality and expense risk charges (note 2)	(154)	(78)	(202,742)	(270,824)	(148,409)	(651,700)	(2,684)	(272,226)

Net investment income (loss)	(154)	(78)	(185,092)	186,838	321,897	(183,729)	(2,011)	(272,226)

Proceeds from mutual fund shares sold	1,178	1,284	6,035,406	6,745,424	4,663,889	19,354,765	46,339	19,469,223
Cost of mutual fund shares sold	(1,579)	(1,317)	(6,274,759)	(9,060,539)	(4,707,358)	(14,564,311)	(42,682)	(31,156,237)

Realized gain (loss) on investments	(401)	(33)	(239,353)	(2,315,115)	(43,469)	4,790,454	3,657	(11,687,014)
Change in unrealized gain (loss) on investments	(6,050)	(1,645)	(9,414,343)	(7,849,625)	(382,396)	(28,592,087)	(61,769)	(23,890,893)

Net gain (loss) on investments	(6,451)	(1,678)	(9,653,696)	(10,164,740)	(425,865)	(23,801,633)	(58,112)	(35,577,907)

Reinvested capital gains	-	-	-	663,399	-	-	-	14,938,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,605)	(1,756)	(9,838,788)	(9,314,503)	(103,968)	(23,985,362)	(60,123)	(20,911,926)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM
Investment Activity:
Reinvested dividends	$-	193,285	77,256	3,778	312,265	448,953	50,446	1,274,373
Mortality and expense risk charges (note 2)	(290,400)	(582,358)	(257,327)	(36,367)	(236,828)	(116,318)	(20,362)	(213,177)

Net investment income (loss)	(290,400)	(389,073)	(180,071)	(32,589)	75,437	332,635	30,084	1,061,196

Proceeds from mutual fund shares sold	8,782,300	30,192,782	9,291,395	225,336	3,387,353	10,138,539	309,868	6,493,248
Cost of mutual fund shares sold	(9,004,912)	(29,371,538)	(5,101,163)	(166,181)	(2,630,770)	(11,434,144)	(341,898)	(7,818,788)

Realized gain (loss) on investments	(222,612)	821,244	4,190,232	59,155	756,583	(1,295,605)	(32,030)	(1,325,540)
Change in unrealized gain (loss) on investments	(37,350,529)	(31,674,577)	(19,629,831)	(1,239,974)	(7,069,165)	(306,788)	(147,097)	(3,434,427)

Net gain (loss) on investments	(37,573,141)	(30,853,333)	(15,439,599)	(1,180,819)	(6,312,582)	(1,602,393)	(179,127)	(4,759,967)

Reinvested capital gains	14,422,780	8,659,750	4,230,495	-	766,923	-	-	735,547

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,440,761)	(22,582,656)	(11,389,175)	(1,213,408)	(5,470,222)	(1,269,758)	(149,043)	(2,963,224)

	MSVMG	MSVRE	VYDS	SVOF
Investment Activity:
Reinvested dividends	$151,749	5,657,383	73,104	2,118,169
Mortality and expense risk charges (note 2)	(224,988)	(2,019,555)	(127,690)	(1,388,201)

Net investment income (loss)	(73,239)	3,637,828	(54,586)	729,968

Proceeds from mutual fund shares sold	13,732,269	56,852,109	3,421,623	32,835,243
Cost of mutual fund shares sold	(15,151,763)	(67,058,042)	(3,184,488)	(27,508,152)

Realized gain (loss) on investments	(1,419,494)	(10,205,933)	237,135	5,327,091
Change in unrealized gain (loss) on investments	(13,899,671)	(123,544,689)	(6,019,549)	(82,256,265)

Net gain (loss) on investments	(15,319,165)	(133,750,622)	(5,782,414)	(76,929,174)

Reinvested capital gains	4,929,728	62,046,801	1,492,039	25,001,571

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,462,676)	(68,065,993)	(4,344,961)	(51,197,635)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVB		AVBV2		AVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$68,923,673	69,006,581	13,761	9,673	(76,813)	(130,016)	(1,795)	(2,319)
Realized gain (loss) on investments	141,760,105	961,343,862	25,860	49,145	(505,362)	1,640,721	3,079	15,770
Change in unrealized gain (loss) on investments	(4,994,288,537)	(513,187,435)	(244,254)	(47,842)	(4,720,063)	(2,009,263)	(78,127)	4,302
Reinvested capital gains	614,502,928	721,563,167	-	-	1,178,385	517,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,169,101,831)	1,238,726,175	(204,633)	10,976	(4,123,853)	18,806	(76,843)	17,753

Equity transactions:
Purchase payments received from contract owners (note 3)	292,474,959	395,145,800	3,722	8,701	65,847	245,091	1,824	8,683
Transfers between funds	-	-	(24,676)	(47,393)	(160,799)	10,276	(18,051)	10,090
Redemptions (note 3)	(2,482,867,821)	(2,791,617,541)	(63,985)	(137,619)	(811,752)	(1,448,681)	(11,799)	(34,332)
Annuity benefits	(6,479,048)	(7,216,159)	-	-	(18,850)	(26,716)	-	-
Contract maintenance charges (note 2)	(324,720)	(324,947)	-	-	(35)	(17)	-	-
Contingent deferred sales charges (note 2)	(8,501,724)	(14,192,307)	(37)	(2,203)	(5,607)	(26,967)	(297)	(1,063)
Adjustments to maintain reserves	397,026	(28,163)	(32)	19	722	(11,894)	(14)	(43)

Net equity transactions	(2,205,301,328)	(2,418,233,317)	(85,008)	(178,495)	(930,474)	(1,258,908)	(28,337)	(16,665)

Net change in contract owners’ equity	(6,374,403,159)	(1,179,507,142)	(289,641)	(167,519)	(5,054,327)	(1,240,102)	(105,180)	1,088
Contract owners’ equity beginning of period	14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	190,381	189,293

Contract owners’ equity end of period	$7,651,606,707	14,026,009,866	302,629	592,270	3,773,176	8,827,503	85,201	190,381

CHANGES IN UNITS:
Beginning units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	14,793	16,225
Units purchased	329,568,328	338,899,951	4,343	795	506,128	242,220	564	1,600
Units redeemed	(482,949,152)	(473,121,278)	(12,707)	(15,995)	(552,476)	(341,647)	(3,683)	(3,032)

Ending units	721,371,476	874,752,300	43,568	51,932	642,858	689,206	11,674	14,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCA2		AVCD2		AVGI		AVCE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(26,594)	(31,664)	(30,464)	(64,839)	1,749	(1,498)	4,059	(17,825)
Realized gain (loss) on investments	(35,588)	352,150	(769,547)	376,429	7,638	17,878	5,077	43,117
Change in unrealized gain (loss) on investments	(806,991)	(163,703)	(916,556)	(608,369)	(179,854)	21,571	(523,309)	80,598
Reinvested capital gains	-	-	274,055	353,722	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,173)	156,783	(1,442,512)	56,943	(170,467)	37,951	(514,173)	105,890

Equity transactions:
Purchase payments received from contract owners (note 3)	28,648	128,418	26,961	131,910	1,761	26,897	10,252	2,009
Transfers between funds	281,795	252,625	(903,208)	1,987,994	13,331	(140)	260,202	(65,862)
Redemptions (note 3)	(395,515)	(280,971)	(604,173)	(861,091)	(171,051)	(41,931)	(195,178)	(211,234)
Annuity benefits	(10,188)	(6,240)	(9,283)	(12,749)	-	-	-	-
Contract maintenance charges (note 2)	(11)	(9)	(45)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,332)	(4,574)	(4,106)	(3,851)	(302)	(8)	(1,656)	(1,725)
Adjustments to maintain reserves	(101)	2	121	75	(9)	(29)	(13)	(129)

Net equity transactions	(96,704)	89,251	(1,493,733)	1,242,251	(156,270)	(15,211)	73,607	(276,941)

Net change in contract owners’ equity	(965,877)	246,034	(2,936,245)	1,299,194	(326,737)	22,740	(440,566)	(171,051)
Contract owners’ equity beginning of period	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844	1,696,260	1,867,311

Contract owners’ equity end of period	$1,089,134	2,055,011	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260

CHANGES IN UNITS:
Beginning units	161,870	157,478	344,231	240,855	45,118	46,417	148,885	173,478
Units purchased	72,713	120,159	82,765	973,099	1,257	1,888	39,735	2,230
Units redeemed	(80,993)	(115,767)	(232,433)	(869,723)	(14,973)	(3,187)	(27,273)	(26,823)

Ending units	153,590	161,870	194,563	344,231	31,402	45,118	161,347	148,885

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVHS		IVRE		AVLCG		ALVGIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(773)	(641)	14,469	16,103	(5,607)	(5,712)	(1,071)	(22,752)
Realized gain (loss) on investments	3,142	543	(90,881)	12,780	12,899	9,124	(96,205)	306,567
Change in unrealized gain (loss) on investments	(43,543)	5,927	(126,275)	(105,430)	(210,842)	58,209	(1,648,837)	(363,909)
Reinvested capital gains	20,469	-	28,017	46,053	-	-	449,753	194,260

Net increase (decrease) in contract owners’ equity resulting from operations	(20,705)	5,829	(174,670)	(30,494)	(203,550)	61,621	(1,296,360)	114,166

Equity transactions:
Purchase payments received from contract owners (note 3)	24,077	15,137	50,179	35,703	3,788	29,694	25,292	21,858
Transfers between funds	21,980	7,426	(86,469)	456,882	(1,012)	54,096	(164,505)	(612,926)
Redemptions (note 3)	(18,183)	(1,896)	(71,123)	(72,204)	(26,703)	(58,160)	(376,657)	(268,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(25)	(126)	(69)	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(451)	(587)	(1)	(171)	(5,488)	(3,446)
Adjustments to maintain reserves	13	(8)	(174)	(6,044)	(52)	4	157	(1,382)

Net equity transactions	27,796	20,634	(108,164)	413,681	(23,980)	25,463	(521,201)	(864,054)

Net change in contract owners’ equity	7,091	26,463	(282,834)	383,187	(227,530)	87,084	(1,817,561)	(749,888)
Contract owners’ equity beginning of period	72,864	46,401	494,841	111,654	541,476	454,392	3,355,423	4,105,311

Contract owners’ equity end of period	$79,955	72,864	212,007	494,841	313,946	541,476	1,537,862	3,355,423

CHANGES IN UNITS:
Beginning units	6,191	4,361	41,195	8,689	46,389	44,482	246,507	310,719
Units purchased	6,812	2,104	19,258	53,121	6,852	7,351	7,022	12,418
Units redeemed	(3,381)	(274)	(28,188)	(20,615)	(9,027)	(5,444)	(60,036)	(76,630)

Ending units	9,622	6,191	32,265	41,195	44,214	46,389	193,493	246,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVPGB		ALVSVB		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43,769)	(59,439)	(65,484)	(64,001)	1,121,093	1,420,947	50	(9,761)
Realized gain (loss) on investments	122,960	224,513	(559,134)	777,119	6,439,803	16,516,780	166,996	304,934
Change in unrealized gain (loss) on investments	(1,292,206)	187,300	(2,477,429)	(1,049,780)	(69,775,284)	(18,484,012)	(1,552,658)	(357,821)
Reinvested capital gains	-	-	403,989	358,138	14,770,934	-	321,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,015)	352,374	(2,698,058)	21,476	(47,443,454)	(546,285)	(1,063,852)	(62,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,795	8,400	48,530	81,278	2,486,899	2,781,657	24,678	42,534
Transfers between funds	(164,093)	(330,579)	2,715,617	(435,016)	(9,168,837)	(13,558,504)	(140,298)	(189,631)
Redemptions (note 3)	(243,246)	(221,057)	(490,608)	(977,617)	(25,386,765)	(37,768,191)	(681,168)	(345,540)
Annuity benefits	-	-	(2,702)	(2,267)	(37,362)	(54,214)	(414)	(449)
Contract maintenance charges (note 2)	-	-	-	-	(5,308)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(930)	(1,906)	(3,979)	(20,047)	(59,009)	(120,484)	(7,167)	(6,191)
Adjustments to maintain reserves	(48)	(96)	29	592	1,121	1,247	3,486	(603)

Net equity transactions	(384,522)	(545,238)	2,266,887	(1,353,077)	(32,169,261)	(48,724,595)	(800,883)	(499,880)

Net change in contract owners’ equity	(1,597,537)	(192,864)	(431,171)	(1,331,601)	(79,612,715)	(49,270,880)	(1,864,735)	(562,528)
Contract owners’ equity beginning of period	3,233,536	3,426,400	4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673

Contract owners’ equity end of period	$1,635,999	3,233,536	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145

CHANGES IN UNITS:
Beginning units	261,646	309,329	301,006	386,718	9,788,983	12,795,441	265,462	300,974
Units purchased	15,224	5,585	659,854	23,414	1,186,624	1,578,485	16,174	12,489
Units redeemed	(52,837)	(53,268)	(412,751)	(109,126)	(3,627,181)	(4,584,943)	(88,807)	(48,001)

Ending units	224,033	261,646	548,109	301,006	7,348,426	9,788,983	192,829	265,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,683,385	1,610,066	(136,045)	(377,437)	(173,150)	(374,333)	(144,367)	(77,892)
Realized gain (loss) on investments	(981,742)	(406,105)	5,436,477	12,599,245	6,830,732	8,738,200	(3,260,035)	540,182
Change in unrealized gain (loss) on investments	(5,011,522)	2,640,419	(45,224,268)	2,644,629	(41,306,793)	3,186,956	(1,609,587)	(1,405,711)
Reinvested capital gains	-	-	6,207,427	-	5,399,322	-	-	140,936

Net increase (decrease) in contract owners’ equity resulting from operations	(3,309,879)	3,844,380	(33,716,409)	14,866,437	(29,249,889)	11,550,823	(5,013,989)	(802,485)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,304,846	1,470,804	418,055	413,357	1,548,619	1,699,054	428,864	675,795
Transfers between funds	32,904,974	3,189,944	(4,302,270)	(5,908,576)	(6,080,151)	(1,497,672)	4,827,439	7,281,059
Redemptions (note 3)	(17,463,775)	(7,126,153)	(13,754,018)	(23,413,266)	(9,422,672)	(12,077,479)	(2,530,068)	(2,183,440)
Annuity benefits	(116,264)	(105,876)	(20,432)	(24,185)	(3,878)	(2,197)	-	-
Contract maintenance charges (note 2)	(642)	(399)	(2,258)	(2,569)	(847)	(896)	(495)	(298)
Contingent deferred sales charges (note 2)	(41,680)	(25,066)	(12,179)	(47,296)	(35,610)	(58,094)	(7,328)	(12,065)
Adjustments to maintain reserves	8,144	(4,920)	2,319	2,616	169	2,689	(359)	(42)

Net equity transactions	16,595,603	(2,601,666)	(17,670,783)	(28,979,919)	(13,994,370)	(11,934,595)	2,718,053	5,761,009

Net change in contract owners’ equity	13,285,724	1,242,714	(51,387,192)	(14,113,482)	(43,244,259)	(383,772)	(2,295,936)	4,958,524
Contract owners’ equity beginning of period	53,599,707	52,356,993	87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606

Contract owners’ equity end of period	$66,885,431	53,599,707	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130

CHANGES IN UNITS:
Beginning units	4,431,444	4,707,380	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275
Units purchased	6,736,141	2,021,986	268,574	680,755	708,348	990,345	2,670,828	1,534,504
Units redeemed	(5,441,234)	(2,297,922)	(1,383,716)	(2,293,973)	(1,682,872)	(1,699,412)	(2,521,521)	(1,060,532)

Ending units	5,726,351	4,431,444	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV2		ACVU1		ACVU2		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,966)	(2,684)	(94,521)	(138,028)	(25,716)	(31,674)	3,818,200	2,153,291
Realized gain (loss) on investments	(8,381)	19,751	(74,475)	396,143	11,343	168,623	(15,635,052)	34,159,717
Change in unrealized gain (loss) on investments	(82,441)	(51,868)	(5,487,492)	1,650,422	(963,949)	158,181	(110,623,679)	(99,697,993)
Reinvested capital gains	-	2,217	1,367,195	-	228,647	-	37,750,498	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	(95,788)	(32,584)	(4,289,293)	1,908,537	(749,675)	295,130	(84,690,033)	(23,014,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,168	269,753	146,501	477,874	475	24	5,654,385	8,713,861
Transfers between funds	(4,495)	109,069	(7,319,017)	4,932,437	30,087	(41,450)	(31,590,460)	(54,325,120)
Redemptions (note 3)	(10,082)	(20,335)	(1,476,252)	(1,963,103)	(111,126)	(328,100)	(56,632,902)	(79,379,249)
Annuity benefits	(28,075)	(25,157)	(11,579)	(14,327)	-	-	(92,165)	(133,655)
Contract maintenance charges (note 2)	(20)	-	(391)	(438)	-	-	(6,685)	(7,110)
Contingent deferred sales charges (note 2)	(137)	(677)	(7,088)	(19,141)	(1,187)	(5,868)	(196,269)	(476,095)
Adjustments to maintain reserves	60	350	52	(363)	(9)	(82)	58,530	(33,430)

Net equity transactions	(10,581)	333,003	(8,667,774)	3,412,939	(81,760)	(375,476)	(82,805,566)	(125,640,798)

Net change in contract owners’ equity	(106,369)	300,419	(12,957,067)	5,321,476	(831,435)	(80,346)	(167,495,599)	(148,654,943)
Contract owners’ equity beginning of period	416,040	115,621	17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138

Contract owners’ equity end of period	$309,671	416,040	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195

CHANGES IN UNITS:
Beginning units	32,641	8,750	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492
Units purchased	4,524	26,452	163,229	861,933	9,790	17,917	3,612,681	3,443,763
Units redeemed	(4,380)	(2,561)	(940,311)	(615,185)	(18,540)	(54,062)	(8,258,848)	(9,299,017)

Ending units	32,785	32,641	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV2		ACVVS1		ACVVS2		BBCMAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,625	(31,633)	(185,543)	(174,389)	(7,165)	(1,970)	(640)	26,207
Realized gain (loss) on investments	(225,933)	352,729	(4,643,783)	1,921,676	(1,703)	2,126	23,632	94,238
Change in unrealized gain (loss) on investments	(2,455,562)	(1,577,676)	(6,940,815)	2,241,451	(277,587)	31,435	(987,215)	(325,702)
Reinvested capital gains	791,520	709,770	937,197	-	22,132	-	315,512	223,785

Net increase (decrease) in contract owners’ equity resulting from operations	(1,856,350)	(546,810)	(10,832,944)	3,988,738	(264,323)	31,591	(648,711)	18,528

Equity transactions:
Purchase payments received from contract owners (note 3)	44,481	116,466	426,825	280,469	77,541	351,617	81,282	71,816
Transfers between funds	(512,992)	(153,734)	(12,293,933)	29,178,951	42,087	67,507	(211,732)	(13)
Redemptions (note 3)	(783,216)	(801,363)	(2,732,253)	(2,401,725)	(9,641)	(2,154)	(329,680)	(265,561)
Annuity benefits	-	-	-	-	(31,736)	(4,718)	-	-
Contract maintenance charges (note 2)	-	-	(377)	(50)	(5)	-	-	-
Contingent deferred sales charges (note 2)	(6,538)	(12,426)	(10,015)	(7,420)	-	-	(833)	(1,548)
Adjustments to maintain reserves	(61)	(154)	(167)	(303)	(77)	129	(58)	(61)

Net equity transactions	(1,258,326)	(851,211)	(14,609,920)	27,049,922	78,169	412,381	(461,021)	(195,367)

Net change in contract owners’ equity	(3,114,676)	(1,398,021)	(25,442,864)	31,038,660	(186,154)	443,972	(1,109,732)	(176,839)
Contract owners’ equity beginning of period	7,328,653	8,726,674	31,504,187	465,527	460,497	16,525	1,993,781	2,170,620

Contract owners’ equity end of period	$4,213,977	7,328,653	6,061,323	31,504,187	274,343	460,497	884,049	1,993,781

CHANGES IN UNITS:
Beginning units	539,862	597,711	2,287,313	46,824	27,543	1,368	152,662	167,149
Units purchased	22,033	29,771	2,378,316	5,894,147	8,329	26,598	7,786	5,279
Units redeemed	(130,091)	(87,620)	(3,776,063)	(3,653,658)	(3,138)	(423)	(49,467)	(19,766)

Ending units	431,804	539,862	889,566	2,287,313	32,734	27,543	110,981	152,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BBGI		BBLCG		BBCA		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,001	37,773	-	(448)	(32,507)	(47,017)	12,041	(29,478)
Realized gain (loss) on investments	42,097	418,504	-	68,028	398,820	180,824	80,869	206,035
Change in unrealized gain (loss) on investments	(2,360,377)	(1,477,545)	-	(350,529)	(2,399,080)	483,689	(1,098,985)	(293,526)
Reinvested capital gains	715,977	630,056	-	319,189	445,954	362,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,594,302)	(391,212)	-	36,240	(1,586,813)	979,965	(1,006,075)	(116,969)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,947	38,330	-	1,276	21,498	55,772	12,444	12,923
Transfers between funds	(841,233)	1,472,929	-	(1,611,457)	(657,558)	(97,330)	(120,617)	(140,860)
Redemptions (note 3)	(560,500)	(554,545)	-	(52,212)	(498,807)	(241,113)	(435,050)	(383,420)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(37)	(47)
Contingent deferred sales charges (note 2)	(2,570)	(8,582)	-	(1,677)	(2,140)	(3,036)	(88)	(226)
Adjustments to maintain reserves	(101)	(10,640)	-	269	(53)	(40)	(217)	(52)

Net equity transactions	(1,379,457)	937,492	-	(1,663,801)	(1,137,060)	(285,747)	(543,565)	(511,682)

Net change in contract owners’ equity	(2,973,759)	546,280	-	(1,627,561)	(2,723,873)	694,218	(1,549,640)	(628,651)
Contract owners’ equity beginning of period	5,067,332	4,521,052	-	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525

Contract owners’ equity end of period	$2,093,573	5,067,332	-	-	1,112,358	3,836,231	963,234	2,512,874

CHANGES IN UNITS:
Beginning units	393,076	325,009	-	170,035	194,644	212,034	189,766	225,532
Units purchased	14,194	121,136	-	160	9,058	6,329	489	659
Units redeemed	(145,643)	(53,069)	-	(170,195)	(86,267)	(23,719)	(52,768)	(36,425)

Ending units	261,627	393,076	-	-	117,435	194,644	137,487	189,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DELS		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,440	1,807	122,868	20,729	-	(7,631)	(125,641)	(419,255)
Realized gain (loss) on investments	393,153	961,017	(219,773)	1,750,843	-	(125,639)	(7,963,777)	3,352,354
Change in unrealized gain (loss) on investments	(2,977,267)	152,569	(3,569,481)	(3,638,075)	-	(36,668)	(12,699,776)	(5,558,515)
Reinvested capital gains	-	-	617,366	2,077,602	-	177,599	5,358,539	2,261,700

Net increase (decrease) in contract owners’ equity resulting from operations	(2,549,674)	1,115,393	(3,049,020)	211,099	-	7,661	(15,430,655)	(363,716)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,970	16,865	86,986	181,343	-	2,915	835,527	1,237,365
Transfers between funds	(181,321)	(356,442)	(469,686)	(939,372)	-	(1,336,257)	8,349,445	(8,092,633)
Redemptions (note 3)	(852,767)	(1,763,013)	(1,221,330)	(3,745,145)	-	(49,821)	(5,875,077)	(8,285,927)
Annuity benefits	(1,647)	(3,686)	-	-	-	-	(40,073)	(51,123)
Contract maintenance charges (note 2)	(44)	(51)	(171)	(193)	-	-	(1,630)	(1,651)
Contingent deferred sales charges (note 2)	(93)	(517)	(1,361)	(1,840)	-	(920)	(30,024)	(54,360)
Adjustments to maintain reserves	(284)	221	(57)	(76)	-	(48)	(1,641)	2,274

Net equity transactions	(1,026,186)	(2,106,623)	(1,605,619)	(4,505,283)	-	(1,384,131)	3,236,527	(15,246,055)

Net change in contract owners’ equity	(3,575,860)	(991,230)	(4,654,639)	(4,294,184)	-	(1,376,470)	(12,194,128)	(15,609,771)
Contract owners’ equity beginning of period	6,863,280	7,854,510	9,298,560	13,592,744	-	1,376,470	42,299,009	57,908,780

Contract owners’ equity end of period	$3,287,420	6,863,280	4,643,921	9,298,560	-	-	30,104,881	42,299,009

CHANGES IN UNITS:
Beginning units	429,076	566,655	537,328	791,274	-	101,828	2,832,247	3,827,015
Units purchased	1,727	2,709	22,416	90,718	-	1,561	2,592,774	858,338
Units redeemed	(79,064)	(140,288)	(135,292)	(344,664)	-	(103,389)	(2,468,598)	(1,853,106)

Ending units	351,739	429,076	424,452	537,328	-	-	2,956,423	2,832,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DCAPS		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,686,447	4,038,401	768,441	540,430	(3,310)	(17,629)	(1,584)	(4,209)
Realized gain (loss) on investments	10,838,931	29,203,434	2,752,566	11,774,366	104,282	258,187	(3,156)	3,995
Change in unrealized gain (loss) on investments	(242,978,746)	1,988,057	(37,321,094)	(5,533,266)	(1,329,441)	(71,823)	(108,755)	(127,018)
Reinvested capital gains	-	-	6,302,421	-	217,910	-	20,497	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	(227,453,368)	35,229,892	(27,497,666)	6,781,530	(1,010,559)	168,735	(92,998)	(64,467)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,522,878	16,832,892	1,791,713	1,915,852	5,186	59,474	3,137	30,350
Transfers between funds	(31,240,208)	(51,522,210)	(3,207,647)	(10,070,227)	(156,286)	(313,264)	(231,987)	(2,689)
Redemptions (note 3)	(109,927,248)	(165,777,916)	(15,870,228)	(22,712,531)	(251,424)	(307,546)	(8,151)	(7,233)
Annuity benefits	(182,766)	(226,605)	(74,965)	(88,596)	-	-	-	-
Contract maintenance charges (note 2)	(31,323)	(36,121)	(4,389)	(4,678)	-	-	-	-
Contingent deferred sales charges (note 2)	(285,265)	(575,752)	(35,531)	(81,449)	(2,996)	(3,240)	(122)	(122)
Adjustments to maintain reserves	3,798	(4,361)	3,057	732	(74)	(104)	(41)	(3)

Net equity transactions	(128,140,134)	(201,310,073)	(17,397,990)	(31,040,897)	(405,594)	(564,680)	(237,164)	20,303

Net change in contract owners’ equity	(355,593,502)	(166,080,181)	(44,895,656)	(24,259,367)	(1,416,153)	(395,945)	(330,162)	(44,164)
Contract owners’ equity beginning of period	690,786,804	856,866,985	103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921

Contract owners’ equity end of period	$335,193,302	690,786,804	58,929,821	103,825,477	2,082,345	3,498,498	123,595	453,757

CHANGES IN UNITS:
Beginning units	44,544,149	57,892,321	6,500,979	8,535,184	281,395	328,325	42,914	41,384
Units purchased	6,241,546	7,769,555	1,453,038	990,536	7,364	6,687	630	2,328
Units redeemed	(16,248,571)	(21,117,727)	(2,670,654)	(3,024,741)	(45,712)	(53,617)	(26,099)	(798)

Ending units	34,537,124	44,544,149	5,283,363	6,500,979	243,047	281,395	17,445	42,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FALFS		FCA2S		FHIBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,258	1,094	(1,611)	(3,910)	(16,327)	(14,773)	304,658	292,821
Realized gain (loss) on investments	21,101	15,053	(62,252)	17,307	57,582	75,394	(306,216)	(64,522)
Change in unrealized gain (loss) on investments	(270,718)	(66,734)	(168,143)	(147,651)	(362,868)	23,990	(1,125,283)	(175,369)
Reinvested capital gains	77,762	63,897	89,742	66,416	19,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,597)	13,310	(142,264)	(67,838)	(301,898)	84,611	(1,126,841)	52,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	694	771	12,600	17,083	162,916	52,160
Transfers between funds	(92,223)	-	(121,245)	(57,876)	(59,572)	(62,835)	(441,166)	(250,546)
Redemptions (note 3)	(12,026)	(9,935)	(23,583)	(13,563)	(106,954)	(82,609)	(499,554)	(357,331)
Annuity benefits	-	-	-	-	-	-	(158)	(148)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(199)	(130)	(112)	(276)	(1,596)	(1,480)	(4,887)	(3,596)
Adjustments to maintain reserves	2	398	(2)	(36)	(85)	(13)	153	(313)

Net equity transactions	(104,446)	(9,667)	(144,248)	(70,980)	(155,607)	(129,854)	(782,696)	(559,774)

Net change in contract owners’ equity	(271,043)	3,643	(286,512)	(138,818)	(457,505)	(45,243)	(1,909,537)	(506,844)
Contract owners’ equity beginning of period	506,713	503,070	488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221

Contract owners’ equity end of period	$235,670	506,713	201,610	488,122	612,911	1,070,416	2,717,840	4,627,377

CHANGES IN UNITS:
Beginning units	26,630	27,160	43,489	49,357	84,547	94,849	339,327	381,404
Units purchased	-	-	1,567	1,415	1,835	2,993	108,880	108,684
Units redeemed	(6,599)	(530)	(17,107)	(7,283)	(16,261)	(13,295)	(174,813)	(150,761)

Ending units	20,031	26,630	27,949	43,489	70,121	84,547	273,394	339,327

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVMOS		FQB		FQBS		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,929	305	8,691,466	9,195,488	237,078	251,688	4,212,550	2,554,331
Realized gain (loss) on investments	(492,075)	(23,092)	(6,085,171)	(376,559)	(184,414)	(68,337)	(3,024,534)	36,448,640
Change in unrealized gain (loss) on investments	10,775	(24,072)	(19,282,293)	1,071,128	(744,969)	96,063	(236,726,233)	(84,991,989)
Reinvested capital gains	-	-	-	-	-	-	514,978	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	(453,371)	(46,859)	(16,675,998)	9,890,057	(692,305)	279,414	(235,023,239)	8,035,684

Equity transactions:
Purchase payments received from contract owners (note 3)	81,430	106,793	3,948,044	4,917,921	122,715	70,469	8,640,362	12,521,860
Transfers between funds	4,875,506	317,013	(15,349,255)	(3,807,060)	(524,514)	(204,952)	(43,293,206)	(49,371,783)
Redemptions (note 3)	(1,097,378)	(319,675)	(46,276,545)	(43,202,775)	(999,123)	(908,132)	(100,584,300)	(138,499,789)
Annuity benefits	-	-	(100,308)	(104,918)	(656)	(554)	(185,994)	(266,993)
Contract maintenance charges (note 2)	(34)	(13)	(2,325)	(2,267)	-	-	(9,106)	(10,007)
Contingent deferred sales charges (note 2)	(8,545)	(44)	(165,236)	(243,353)	(11,202)	(13,876)	(259,592)	(568,511)
Adjustments to maintain reserves	(717)	(58)	(9,312)	7,285	2,401	(630)	23,002	73,443

Net equity transactions	3,850,262	104,016	(57,954,937)	(42,435,167)	(1,410,379)	(1,057,675)	(135,668,834)	(176,121,780)

Net change in contract owners’ equity	3,396,891	57,157	(74,630,935)	(32,545,110)	(2,102,684)	(778,261)	(370,692,073)	(168,086,096)
Contract owners’ equity beginning of period	1,223,240	1,166,083	235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456

Contract owners’ equity end of period	$4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010	267,087,287	637,779,360

CHANGES IN UNITS:
Beginning units	121,945	113,120	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858
Units purchased	1,281,853	239,235	4,366,048	3,270,121	46,338	47,359	4,868,023	6,121,347
Units redeemed	(934,672)	(230,410)	(8,706,792)	(6,425,044)	(173,005)	(140,296)	(14,396,008)	(15,821,239)

Ending units	469,126	121,945	12,428,184	16,768,928	606,570	733,237	26,543,981	36,071,966

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2		FGS		FG2		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,913	(53,081)	(1,441,040)	(2,228,723)	(62,627)	(81,802)	5,570,251	7,835,048
Realized gain (loss) on investments	187,703	1,155,429	19,074,895	17,271,570	325,393	655,985	(5,039,902)	2,510,773
Change in unrealized gain (loss) on investments	(6,308,647)	(2,386,753)	(188,540,707)	80,606,095	(3,061,729)	629,579	(23,551,722)	(6,673,122)
Reinvested capital gains	12,641	1,302,143	-	350,443	-	3,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,390)	17,738	(170,906,852)	95,999,385	(2,798,963)	1,207,446	(23,021,373)	3,672,699

Equity transactions:
Purchase payments received from contract owners (note 3)	100,407	197,401	6,532,243	7,293,261	15,524	70,742	327,535	1,785,096
Transfers between funds	(588,782)	(1,113,334)	(32,372,231)	(10,197,452)	358,839	(450,793)	(13,012,388)	(59,267,618)
Redemptions (note 3)	(1,556,124)	(1,332,582)	(67,408,379)	(93,739,500)	(641,298)	(656,962)	(22,341,873)	(35,930,478)
Annuity benefits	-	-	(124,996)	(114,156)	-	-	(38,660)	(48,241)
Contract maintenance charges (note 2)	-	-	(16,062)	(17,295)	-	-	(2,073)	(2,479)
Contingent deferred sales charges (note 2)	(18,948)	(22,133)	(157,310)	(312,515)	(10,663)	(12,426)	(41,792)	(115,336)
Adjustments to maintain reserves	(58)	(302)	(3,613)	11,565	(32)	(239)	857	979

Net equity transactions	(2,063,505)	(2,270,950)	(93,550,348)	(97,076,092)	(277,630)	(1,049,678)	(35,108,394)	(93,578,077)

Net change in contract owners’ equity	(8,141,895)	(2,253,212)	(264,457,200)	(1,076,707)	(3,076,593)	157,768	(58,129,767)	(89,905,378)
Contract owners’ equity beginning of period	15,223,234	17,476,446	428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312

Contract owners’ equity end of period	$7,081,339	15,223,234	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

CHANGES IN UNITS:
Beginning units	1,101,407	1,257,321	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694
Units purchased	66,399	57,702	3,363,809	7,151,797	66,431	39,302	879,789	4,814,039
Units redeemed	(254,972)	(213,616)	(10,420,406)	(14,259,635)	(97,864)	(133,458)	(4,247,088)	(13,046,842)

Ending units	912,834	1,101,407	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FO2R		FOSR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,627,213	2,420,731	455,400	1,131,429	21,140	120,905	739,962	1,992,856
Realized gain (loss) on investments	(3,985,547)	(628,516)	2,615,156	7,361,712	718,588	994,974	2,547,449	14,657,366
Change in unrealized gain (loss) on investments	(3,827,678)	(2,270,710)	(28,627,790)	(3,942,677)	(6,814,774)	(319,905)	(52,561,281)	(8,463,553)
Reinvested capital gains	-	-	4,945,362	4,126,563	1,139,337	727,488	9,580,938	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,186,012)	(478,495)	(20,611,872)	8,677,027	(4,935,709)	1,523,462	(39,692,932)	15,412,605

Equity transactions:
Purchase payments received from contract owners (note 3)	1,196,954	1,467,582	187,048	146,212	39,091	127,264	1,681,227	3,042,682
Transfers between funds	5,472,674	33,545,959	(1,336,215)	(3,964,124)	(390,493)	(3,163)	(7,164,512)	(4,876,165)
Redemptions (note 3)	(6,203,185)	(4,348,052)	(8,074,947)	(12,638,948)	(977,083)	(712,202)	(13,862,852)	(18,834,024)
Annuity benefits	-	-	(18,208)	(25,708)	(196)	(208)	(56,302)	(47,295)
Contract maintenance charges (note 2)	(227)	(78)	(770)	(798)	-	-	(1,550)	(1,636)
Contingent deferred sales charges (note 2)	(18,174)	(13,227)	(9,197)	(24,253)	(9,300)	(6,921)	(62,610)	(101,448)
Adjustments to maintain reserves	(292)	11,831	2,275	3,849	1,964	(530)	2,596	5,451

Net equity transactions	447,750	30,664,015	(9,250,014)	(16,503,770)	(1,336,017)	(595,760)	(19,464,003)	(20,812,435)

Net change in contract owners’ equity	(5,738,262)	30,185,520	(29,861,886)	(7,826,743)	(6,271,726)	927,702	(59,156,935)	(5,399,830)
Contract owners’ equity beginning of period	30,185,520	-	52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499

Contract owners’ equity end of period	$24,447,258	30,185,520	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669

CHANGES IN UNITS:
Beginning units	3,077,761	-	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681
Units purchased	5,259,682	6,979,378	213,270	424,763	53,817	63,854	1,017,722	1,874,697
Units redeemed	(4,977,599)	(3,901,617)	(790,445)	(1,293,314)	(164,628)	(97,687)	(2,320,593)	(3,036,355)

Ending units	3,359,844	3,077,761	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FC2		FIGBS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,093,641)	(3,410,738)	(169,945)	(219,506)	1,960,251	1,760,430	(291,007)	(640,795)
Realized gain (loss) on investments	17,813,085	55,638,212	524,483	1,160,511	(776,301)	(644,233)	1,561,148	2,879,230
Change in unrealized gain (loss) on investments	(342,025,884)	(123,508,728)	(9,186,346)	(3,215,038)	(4,238,529)	723,507	(28,851,921)	9,243,801
Reinvested capital gains	18,511,927	198,370,523	482,988	5,088,027	53,666	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,794,513)	127,089,269	(8,348,820)	2,813,994	(3,000,913)	1,839,704	(27,581,780)	11,482,236

Equity transactions:
Purchase payments received from contract owners (note 3)	13,166,368	19,820,622	65,285	300,440	1,490,364	2,683,968	859,080	709,776
Transfers between funds	(49,376,712)	(33,053,375)	(632,630)	421,425	5,196,393	12,496,952	(884,140)	(3,260,017)
Redemptions (note 3)	(116,263,512)	(165,924,464)	(2,029,992)	(1,570,434)	(15,296,977)	(12,766,010)	(8,708,883)	(13,998,348)
Annuity benefits	(362,496)	(400,657)	(7,115)	(5,649)	(114,537)	(94,354)	(2,789)	(7,065)
Contract maintenance charges (note 2)	(25,000)	(24,778)	-	-	(1,962)	(1,235)	(1,255)	(1,372)
Contingent deferred sales charges (note 2)	(354,218)	(624,114)	(23,673)	(26,135)	(50,881)	(68,052)	(13,083)	(27,830)
Adjustments to maintain reserves	23,573	61,533	37	228	5,414	3,017	45	(127)

Net equity transactions	(153,191,997)	(180,145,233)	(2,628,088)	(880,125)	(8,772,186)	2,254,286	(8,751,025)	(16,584,983)

Net change in contract owners’ equity	(460,986,510)	(53,055,964)	(10,976,908)	1,933,869	(11,773,099)	4,093,990	(36,332,805)	(5,102,747)
Contract owners’ equity beginning of period	815,675,521	868,731,485	20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156

Contract owners’ equity end of period	$354,689,011	815,675,521	9,825,333	20,802,241	54,834,387	66,607,486	19,212,604	55,545,409

CHANGES IN UNITS:
Beginning units	34,126,179	42,459,981	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093
Units purchased	4,747,398	7,484,045	56,044	92,277	2,655,637	3,651,172	1,068,057	863,866
Units redeemed	(12,876,046)	(15,817,847)	(244,332)	(149,822)	(3,414,853)	(3,422,670)	(2,036,517)	(2,304,250)

Ending units	25,997,531	34,126,179	983,215	1,171,503	4,984,533	5,743,749	3,325,249	4,293,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(321,442)	(214,865)	(196,933)	(211,488)	(128,980)	(181,703)	(25,170)	(37,720)
Realized gain (loss) on investments	(3,994,033)	740,316	772,748	1,008,359	(4,292,902)	(86,025)	(254,427)	44,487
Change in unrealized gain (loss) on investments	(19,917,178)	1,503,027	(8,622,741)	(278,986)	(13,916,186)	(2,394,451)	(1,338,765)	(210,336)
Reinvested capital gains	5,975,426	2,557,199	2,176,437	1,380,394	5,056,892	4,362,170	426,394	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	(18,257,227)	4,585,677	(5,870,489)	1,898,279	(13,281,176)	1,699,991	(1,191,968)	108,497

Equity transactions:
Purchase payments received from contract owners (note 3)	1,425,458	1,926,850	141,450	550,779	500,371	1,167,210	5,602	48,288
Transfers between funds	4,330,878	19,498,426	(865,828)	(4,350)	(4,396,007)	(175,347)	(261,324)	(79,574)
Redemptions (note 3)	(6,463,959)	(5,763,293)	(1,326,949)	(896,779)	(4,139,516)	(7,160,626)	(178,582)	(228,538)
Annuity benefits	(223)	(132)	(122,619)	(107,323)	(22,982)	(37,238)	-	-
Contract maintenance charges (note 2)	(1,119)	(574)	(48)	3	(763)	(959)	-	-
Contingent deferred sales charges (note 2)	(29,125)	(17,551)	(17,224)	(7,790)	(21,438)	(36,299)	(1,796)	(4,498)
Adjustments to maintain reserves	999	(1,553)	3,926	(6,060)	3,619	4,707	(13)	(92)

Net equity transactions	(737,091)	15,642,173	(2,187,292)	(471,520)	(8,076,716)	(6,238,552)	(436,113)	(264,414)

Net change in contract owners’ equity	(18,994,318)	20,227,850	(8,057,781)	1,426,759	(21,357,892)	(4,538,561)	(1,628,081)	(155,917)
Contract owners’ equity beginning of period	43,914,425	23,686,575	15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485

Contract owners’ equity end of period	$24,920,107	43,914,425	7,852,247	15,910,028	10,800,856	32,158,748	1,006,487	2,634,568

CHANGES IN UNITS:
Beginning units	3,720,767	2,219,901	688,268	726,383	1,995,932	2,381,904	172,687	189,220
Units purchased	2,476,807	3,317,381	32,714	59,779	358,554	2,023,381	4,664	8,938
Units redeemed	(2,591,357)	(1,816,515)	(158,396)	(97,894)	(966,290)	(2,409,353)	(39,471)	(25,471)

Ending units	3,606,217	3,720,767	562,586	688,268	1,388,196	1,995,932	137,880	172,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(533,285)	(286,047)	159,464	122,170	381	307	93,653	82,993
Realized gain (loss) on investments	(2,589,591)	237,471	(893,044)	224,296	617	689	(432,585)	155,588
Change in unrealized gain (loss) on investments	(27,519,089)	7,529,881	(2,834,252)	(163,826)	(9,661)	555	(2,482,108)	(116,743)
Reinvested capital gains	1,407,632	1,805,107	397,980	171,937	1,188	947	358,206	167,824

Net increase (decrease) in contract owners’ equity resulting from operations	(29,234,333)	9,286,412	(3,169,852)	354,577	(7,475)	2,498	(2,462,834)	289,662

Equity transactions:
Purchase payments received from contract owners (note 3)	1,399,448	1,482,882	137,029	936,679	13,472	-	345,824	656,119
Transfers between funds	8,143,964	28,445,837	5,538,244	6,710,517	(10,109)	-	2,234,200	4,219,388
Redemptions (note 3)	(7,460,632)	(3,304,404)	(2,752,654)	(2,343,580)	(4,362)	(1,584)	(1,508,109)	(703,545)
Annuity benefits	(29,084)	(12,229)	(3,588)	(1,345)	(3,516)	(3,920)	(7,756)	(3,015)
Contract maintenance charges (note 2)	(1,185)	(477)	(112)	(25)	(1)	-	(629)	(157)
Contingent deferred sales charges (note 2)	(29,743)	(17,946)	(9,257)	(3,638)	-	-	(7,089)	(4,243)
Adjustments to maintain reserves	2,194	(4,930)	(128)	(34)	259	291	(105)	(256)

Net equity transactions	2,024,962	26,588,733	2,909,534	5,298,574	(4,257)	(5,213)	1,056,336	4,164,291

Net change in contract owners’ equity	(27,209,371)	35,875,145	(260,318)	5,653,151	(11,732)	(2,715)	(1,406,498)	4,453,953
Contract owners’ equity beginning of period	47,397,752	11,522,607	8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054

Contract owners’ equity end of period	$20,188,381	47,397,752	8,055,568	8,315,886	22,292	34,024	5,227,509	6,634,007

CHANGES IN UNITS:
Beginning units	3,230,157	1,092,891	717,498	238,181	2,743	3,171	561,279	203,073
Units purchased	3,983,629	3,767,516	863,436	837,524	1,204	-	504,980	539,686
Units redeemed	(4,048,755)	(1,630,250)	(631,933)	(358,207)	(1,516)	(428)	(395,348)	(181,480)

Ending units	3,165,031	3,230,157	949,001	717,498	2,431	2,743	670,911	561,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,031	54	34,343	45,184	2,317	2,404	185,370	83,453
Realized gain (loss) on investments	(474)	510	(152,920)	49,357	(27,824)	3,869	(2,685,224)	1,061,894
Change in unrealized gain (loss) on investments	(33,780)	1,011	(1,629,441)	(62,754)	(190,095)	(3,817)	(8,166,063)	1,028,517
Reinvested capital gains	3,596	1,338	228,388	111,626	26,641	12,384	2,366,707	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	(29,627)	2,913	(1,519,630)	143,413	(188,961)	14,840	(8,299,210)	3,033,557

Equity transactions:
Purchase payments received from contract owners (note 3)	64,998	9,979	574,791	705,561	-	235,736	341,295	437,882
Transfers between funds	-	-	(78,431)	2,211,292	184,744	-	(8,959,556)	17,069,269
Redemptions (note 3)	(1,914)	-	(226,412)	(375,554)	(54,174)	(10,581)	(2,348,529)	(2,250,179)
Annuity benefits	(6,148)	(3,950)	-	-	(27,673)	(22,622)	(22,802)	(29,197)
Contract maintenance charges (note 2)	(2)	-	(887)	(345)	(5)	-	(209)	(124)
Contingent deferred sales charges (note 2)	-	-	(3,201)	(7,124)	-	-	(9,414)	(10,196)
Adjustments to maintain reserves	540	569	(59)	(92)	1,232	1,230	1,273	(1,886)

Net equity transactions	57,474	6,598	265,801	2,533,738	104,124	203,763	(10,997,942)	15,215,569

Net change in contract owners’ equity	27,847	9,511	(1,253,829)	2,677,151	(84,837)	218,603	(19,297,152)	18,249,126
Contract owners’ equity beginning of period	43,848	34,337	3,625,337	948,186	377,140	158,537	24,382,734	6,133,608

Contract owners’ equity end of period	$71,695	43,848	2,371,508	3,625,337	292,303	377,140	5,085,582	24,382,734

CHANGES IN UNITS:
Beginning units	3,382	2,852	301,314	85,992	27,932	12,830	1,629,698	483,848
Units purchased	5,622	680	168,857	259,751	16,127	16,966	564,552	2,240,638
Units redeemed	(712)	(150)	(140,179)	(44,429)	(8,798)	(1,864)	(1,447,461)	(1,094,788)

Ending units	8,292	3,382	329,992	301,314	35,261	27,932	746,789	1,629,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$674	665	210,114	113,104	24,429	-	1,231,132	287,909
Realized gain (loss) on investments	7,706	6,423	(938,218)	197,558	(112,861)	-	1,289,935	422,029
Change in unrealized gain (loss) on investments	(48,524)	1,933	(7,688,911)	570,989	(96,307)	-	(1,091,876)	1,282,486
Reinvested capital gains	6,350	4,475	1,445,923	540,392	28,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,794)	13,496	(6,971,092)	1,422,043	(156,572)	-	1,429,191	1,992,424

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	521,952	797,172	23,564	-	1,292,654	1,227,438
Transfers between funds	(9,283)	-	4,071,162	7,732,645	1,190,706	-	14,320,636	21,451,699
Redemptions (note 3)	(112)	(783)	(2,620,193)	(1,495,455)	(34,830)	-	(7,902,089)	(3,392,114)
Annuity benefits	(14,470)	(15,601)	(33,129)	(34,921)	-	-	(15,726)	(12,775)
Contract maintenance charges (note 2)	-	-	(797)	(179)	(1)	-	(287)	(41)
Contingent deferred sales charges (note 2)	-	-	(13,459)	(9,010)	(268)	-	(17,849)	(9,595)
Adjustments to maintain reserves	806	747	988	1,393	(8)	-	270	(2,006)

Net equity transactions	(23,059)	(15,637)	1,926,524	6,991,645	1,179,163	-	7,677,609	19,262,606

Net change in contract owners’ equity	(56,853)	(2,141)	(5,044,568)	8,413,688	1,022,591	-	9,106,800	21,255,030
Contract owners’ equity beginning of period	102,271	104,412	14,705,701	6,292,013	-	-	33,144,739	11,889,709

Contract owners’ equity end of period	$45,418	102,271	9,661,133	14,705,701	1,022,591	-	42,251,539	33,144,739

CHANGES IN UNITS:
Beginning units	5,496	6,397	1,094,763	505,381	-	-	2,850,554	1,106,336
Units purchased	64	-	925,782	967,439	256,373	-	3,628,953	2,734,673
Units redeemed	(1,416)	(901)	(771,661)	(378,057)	(104,161)	-	(3,014,178)	(990,455)

Ending units	4,144	5,496	1,248,884	1,094,763	152,212	-	3,465,329	2,850,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,347,439	1,421,570	2,478	10,210	4,042	(96,419)	(2,612,292)	(1,750,184)
Realized gain (loss) on investments	(3,927,872)	1,668,150	6,041	50,991	(5,763,259)	462,702	16,219,589	5,259,266
Change in unrealized gain (loss) on investments	(17,396,908)	(2,690,240)	(292,640)	(125,339)	(3,889,596)	(3,056,983)	(123,515,090)	83,813,774
Reinvested capital gains	1,248,095	395,282	7,040	18,291	1,492,261	1,430,708	20,330,014	14,731,001

Net increase (decrease) in contract owners’ equity resulting from operations	(17,729,246)	794,762	(277,081)	(45,847)	(8,156,552)	(1,259,992)	(89,577,779)	102,053,857

Equity transactions:
Purchase payments received from contract owners (note 3)	1,594,129	5,629,647	(153)	(17)	605,751	781,542	5,377,135	8,691,525
Transfers between funds	3,260,697	27,746,873	(63,674)	(89,572)	8,331,848	7,384,923	5,322,185	9,698,337
Redemptions (note 3)	(13,272,437)	(10,560,479)	(50,321)	(34,203)	(3,090,755)	(3,582,692)	(37,513,143)	(18,495,618)
Annuity benefits	(72,030)	(64,945)	(70,372)	(90,563)	(41,821)	(43,267)	(29,755)	(15,846)
Contract maintenance charges (note 2)	(559)	(292)	(45)	(7)	(277)	(129)	-	-
Contingent deferred sales charges (note 2)	(26,997)	(15,807)	(1,546)	(482)	(13,304)	(13,509)	(200,721)	(290,666)
Adjustments to maintain reserves	2,871	3,402	4,661	5,030	2,283	(3,071)	9,690	3,450

Net equity transactions	(8,514,326)	22,738,399	(181,450)	(209,814)	5,793,725	4,523,797	(27,034,609)	(408,818)

Net change in contract owners’ equity	(26,243,572)	23,533,161	(458,531)	(255,661)	(2,362,827)	3,263,805	(116,612,388)	101,645,039
Contract owners’ equity beginning of period	60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	344,804,295	243,159,256

Contract owners’ equity end of period	$34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	228,191,907	344,804,295

CHANGES IN UNITS:
Beginning units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	14,390,538	14,439,370
Units purchased	2,770,029	5,755,834	596	-	3,120,705	1,720,511	5,309,278	1,694,667
Units redeemed	(3,767,993)	(3,812,394)	(16,560)	(16,180)	(2,600,502)	(1,339,384)	(6,790,123)	(1,743,499)

Ending units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	12,909,693	14,390,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBP		WRBDP		WRCEP		WRDIV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(949,093)	51,733	(1,459,742)	3,318,179	(2,256,548)	(1,870,341)	(431,421)	(135,172)
Realized gain (loss) on investments	4,132,142	3,144,467	(1,078,327)	(203,248)	4,575,696	7,686,441	1,521,989	587,915
Change in unrealized gain (loss) on investments	(22,916,709)	8,076,334	1,094,768	1,758,736	(90,860,666)	2,167,297	(16,387,185)	4,510,087
Reinvested capital gains	54,179	1,795	-	-	5,051,921	22,981,411	49,185	322,208

Net increase (decrease) in contract owners’ equity resulting from operations	(19,679,481)	11,274,329	(1,443,301)	4,873,667	(83,489,597)	30,964,808	(15,247,432)	5,285,038

Equity transactions:
Purchase payments received from contract owners (note 3)	1,060,989	1,265,149	1,914,602	1,952,475	2,556,815	3,404,189	999,252	1,901,308
Transfers between funds	(4,542,968)	(3,508,055)	9,419,584	40,090,803	(13,933,384)	(15,538,802)	937,874	6,128,540
Redemptions (note 3)	(13,178,441)	(7,525,316)	(20,020,161)	(8,464,274)	(26,779,210)	(19,709,254)	(5,352,886)	(1,870,494)
Annuity benefits	(13,424)	(13,028)	(34,272)	(13,130)	(16,425)	(16,231)	(4,137)	(4,818)
Contract maintenance charges (note 2)	-	-	-	-	(62)	-	-	-
Contingent deferred sales charges (note 2)	(55,474)	(103,889)	(95,223)	(117,093)	(136,604)	(312,818)	(32,063)	(28,424)
Adjustments to maintain reserves	5,820	(1,096)	4,056	1,971	31,734	5,747	(187)	1,163

Net equity transactions	(16,723,498)	(9,886,235)	(8,811,414)	33,450,752	(38,277,136)	(32,167,169)	(3,452,147)	6,127,275

Net change in contract owners’ equity	(36,402,979)	1,388,094	(10,254,715)	38,324,419	(121,766,733)	(1,202,361)	(18,699,579)	11,412,313
Contract owners’ equity beginning of period	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459	43,136,906	31,724,593

Contract owners’ equity end of period	$62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098	24,437,327	43,136,906

CHANGES IN UNITS:
Beginning units	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360	2,699,802	2,287,217
Units purchased	2,212,535	324,493	4,843,743	3,860,087	7,115,799	736,020	1,190,088	721,623
Units redeemed	(3,619,785)	(1,078,696)	(5,606,136)	(1,260,533)	(11,218,324)	(3,659,949)	(1,483,798)	(309,038)

Ending units	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431	2,406,092	2,699,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRENG		WRGNR		WRGP		WRHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(139,321)	(33,422)	(40,617)	(732,490)	(2,865,797)	(3,616,784)	(472,701)	5,313,024
Realized gain (loss) on investments	422,792	58,709	2,341,583	1,249,986	8,136,002	11,276,144	(1,115,548)	198,966
Change in unrealized gain (loss) on investments	(7,561,825)	2,095,711	(47,372,142)	14,000,634	(105,511,623)	45,858,613	(16,350,585)	(3,385,854)
Reinvested capital gains	12,285	29,226	2,831,602	5,064,463	2,105,992	6,725,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,266,069)	2,150,224	(42,239,574)	19,582,593	(98,135,426)	60,243,098	(17,938,834)	2,126,136

Equity transactions:
Purchase payments received from contract owners (note 3)	626,786	1,073,891	1,399,957	2,391,903	2,791,705	3,036,005	1,115,645	1,605,584
Transfers between funds	4,670,150	6,106,284	1,038,331	8,276,339	(17,142,059)	(21,241,983)	(1,287,783)	3,319,010
Redemptions (note 3)	(1,292,656)	(447,182)	(5,942,907)	(3,353,805)	(28,097,664)	(19,497,829)	(8,958,736)	(6,205,112)
Annuity benefits	-	-	(2,875)	(3,184)	(14,017)	(12,730)	(15,832)	(6,575)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,433)	(6,071)	(31,610)	(53,144)	(157,182)	(328,606)	(43,739)	(79,375)
Adjustments to maintain reserves	(105)	(189)	(333)	3,745	16,409	(3,791)	6,333	(2,327)

Net equity transactions	3,998,742	6,726,733	(3,539,437)	7,261,854	(42,602,808)	(38,048,934)	(9,184,112)	(1,368,795)

Net change in contract owners’ equity	(3,267,327)	8,876,957	(45,779,011)	26,844,447	(140,738,234)	22,194,164	(27,122,946)	757,341
Contract owners’ equity beginning of period	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191	84,055,898	83,298,557

Contract owners’ equity end of period	$7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355	56,932,952	84,055,898

CHANGES IN UNITS:
Beginning units	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345	5,514,524	5,604,764
Units purchased	936,240	678,343	1,617,833	853,106	7,248,335	788,814	1,861,801	719,281
Units redeemed	(684,081)	(108,752)	(1,866,041)	(453,177)	(11,826,267)	(4,506,687)	(2,574,795)	(809,521)

Ending units	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472	4,801,530	5,514,524

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRIP		WRI2P		WRMIC		WRMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(725,665)	(599,501)	(249,106)	113,229	(59,902)	(86,777)	(170,082)	(189,802)
Realized gain (loss) on investments	4,363,468	2,926,709	(966,393)	1,415,784	2,652	533,444	10,049	268,939
Change in unrealized gain (loss) on investments	(40,979,851)	10,110,684	(14,803,484)	(1,937,952)	(2,860,331)	(135,320)	(5,895,996)	959,096
Reinvested capital gains	1,289,104	2,224,092	489,117	3,592,027	-	-	175,165	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	(36,052,944)	14,661,984	(15,529,866)	3,183,088	(2,917,581)	311,347	(5,880,864)	1,440,601

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,574	1,928,460	447,529	1,246,348	110,934	167,999	255,665	705,919
Transfers between funds	(3,583,813)	3,932,861	(3,982,632)	2,376,758	(343,848)	(191,234)	(317,196)	4,284,892
Redemptions (note 3)	(8,097,305)	(6,031,845)	(3,474,581)	(3,069,392)	(459,542)	(535,335)	(1,424,429)	(1,189,904)
Annuity benefits	(4,281)	(4,209)	(7,934)	(4,334)	(4,208)	(4,681)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(50,282)	(102,870)	(23,063)	(50,005)	(4,993)	(10,146)	(6,539)	(17,406)
Adjustments to maintain reserves	8,917	5,698	5,892	(6,059)	52	148	(10,828)	1,300

Net equity transactions	(10,649,190)	(271,905)	(7,034,789)	493,316	(701,605)	(573,249)	(1,503,327)	3,784,801

Net change in contract owners’ equity	(46,702,134)	14,390,079	(22,564,655)	3,676,404	(3,619,186)	(261,902)	(7,384,191)	5,225,402
Contract owners’ equity beginning of period	89,991,958	75,601,879	40,050,474	36,374,070	6,422,216	6,684,118	16,820,762	11,595,360

Contract owners’ equity end of period	$43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216	9,436,571	16,820,762

CHANGES IN UNITS:
Beginning units	6,280,053	6,317,661	2,118,596	2,084,663	416,786	457,441	1,245,741	954,630
Units purchased	2,265,176	874,190	689,829	515,583	165,270	81,315	584,332	484,641
Units redeemed	(3,301,387)	(911,798)	(1,162,540)	(481,650)	(231,085)	(121,970)	(723,346)	(193,530)

Ending units	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786	1,106,727	1,245,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMMP		WRMSP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$429,651	1,149,836	(31,041)	185,409	(126,154)	(234,727)	(1,384,958)	(1,703,395)
Realized gain (loss) on investments	-	-	(206,578)	(33,894)	(544,934)	1,810,968	4,022,139	5,976,451
Change in unrealized gain (loss) on investments	-	-	(756,628)	34,819	(6,294,814)	(7,086,843)	(49,372,796)	(3,045,846)
Reinvested capital gains	-	-	-	-	248,914	864,218	2,785,882	25,247,198

Net increase (decrease) in contract owners’ equity resulting from operations	429,651	1,149,836	(994,247)	186,334	(6,716,988)	(4,646,384)	(43,949,733)	26,474,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,776	6,425,111	117,722	180,809	333,916	673,618	1,877,522	2,375,156
Transfers between funds	50,433,521	13,381,445	(863,584)	1,168,475	(970,870)	(2,777,389)	(7,536,349)	(3,716,863)
Redemptions (note 3)	(26,581,291)	(11,513,739)	(1,152,576)	(833,291)	(1,828,968)	(2,285,844)	(12,459,810)	(9,440,600)
Annuity benefits	(17,576)	(631)	(2,064)	(2,215)	(4,709)	(6,178)	(7,261)	(7,395)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(112,361)	(143,763)	(3,904)	(13,429)	(14,856)	(41,869)	(79,605)	(177,899)
Adjustments to maintain reserves	17,215	7,010	(170)	34	898	2,901	1,151	4,067

Net equity transactions	26,626,284	8,155,433	(1,904,576)	500,383	(2,484,589)	(4,434,761)	(18,204,352)	(10,963,534)

Net change in contract owners’ equity	27,055,935	9,305,269	(2,898,823)	686,717	(9,201,577)	(9,081,145)	(62,154,085)	15,510,874
Contract owners’ equity beginning of period	40,493,205	31,187,936	9,365,711	8,678,994	19,090,459	28,171,604	137,115,307	121,604,433

Contract owners’ equity end of period	$67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459	74,961,222	137,115,307

CHANGES IN UNITS:
Beginning units	3,735,294	2,969,855	855,365	808,187	1,285,756	1,572,126	9,699,144	10,562,288
Units purchased	7,984,467	3,200,311	358,254	266,232	652,473	293,098	2,699,063	599,306
Units redeemed	(5,606,124)	(2,434,872)	(541,563)	(219,054)	(869,928)	(579,468)	(4,331,364)	(1,462,450)

Ending units	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756	8,066,843	9,699,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,215,642)	(1,739,372)	(104,126)	(176,499)	(985,737)	(540,577)	840	259
Realized gain (loss) on investments	4,676,896	6,072,623	(850,922)	(59,747)	2,928,195	4,960,222	170	4,089
Change in unrealized gain (loss) on investments	(52,623,308)	(1,757,309)	(2,292,457)	(1,042,471)	(39,058,141)	(10,610,895)	(17,008)	(1,188)
Reinvested capital gains	1,320,347	12,468,603	184,322	574,769	629,272	7,415,435	1,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,841,707)	15,044,545	(3,063,183)	(703,948)	(36,486,411)	1,224,185	(14,070)	3,160

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429,849	1,468,283	185,251	327,491	966,918	1,066,148	-	-
Transfers between funds	(9,253,838)	(8,842,772)	(197,854)	272,410	(7,865,460)	(7,417,702)	79,385	(19,067)
Redemptions (note 3)	(10,918,980)	(9,448,666)	(1,166,148)	(1,369,669)	(10,450,066)	(9,110,904)	(6,656)	(2,100)
Annuity benefits	(11,108)	(11,023)	(6,760)	(4,046)	(15,132)	(18,303)	-	(367)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,836)	(164,678)	(6,828)	(23,430)	(77,358)	(154,700)	-	-
Adjustments to maintain reserves	10,927	(1,556)	(4)	480	345	5,249	113	56

Net equity transactions	(18,818,986)	(17,000,412)	(1,192,343)	(796,764)	(17,440,753)	(15,630,212)	72,842	(21,478)

Net change in contract owners’ equity	(66,660,693)	(1,955,867)	(4,255,526)	(1,500,712)	(53,927,164)	(14,406,027)	58,772	(18,318)
Contract owners’ equity beginning of period	130,404,579	132,360,446	12,044,210	13,544,922	116,064,087	130,470,114	32,613	50,931

Contract owners’ equity end of period	$63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087	91,385	32,613

CHANGES IN UNITS:
Beginning units	8,843,950	10,059,603	921,499	981,472	7,960,591	9,004,271	2,342	3,983
Units purchased	2,689,893	389,076	404,552	213,705	1,822,179	440,369	6,157	-
Units redeemed	(4,391,929)	(1,604,729)	(501,325)	(273,678)	(3,290,781)	(1,484,049)	(580)	(1,641)

Ending units	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591	7,919	2,342

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,114,763)	(2,254,224)	(238,889)	(336,667)	(155,741)	(181,130)	(13,905)	(27,699)
Realized gain (loss) on investments	36,028,375	39,533,507	690,275	2,036,062	687,087	2,649,014	(248,707)	8,047
Change in unrealized gain (loss) on investments	(128,871,167)	28,781,149	(13,793,583)	5,458,414	(8,720,454)	1,128,863	(954,111)	135,140
Reinvested capital gains	-	-	-	-	-	-	147,027	32,196

Net increase (decrease) in contract owners’ equity resulting from operations	(94,957,555)	66,060,432	(13,342,197)	7,157,809	(8,189,108)	3,596,747	(1,069,696)	147,684

Equity transactions:
Purchase payments received from contract owners (note 3)	3,112,750	3,935,209	230,217	205,230	775,081	978,201	23,388	206,711
Transfers between funds	868,058	7,390,211	(1,805,811)	(3,319,995)	(634,197)	(736,230)	161,370	(60,266)
Redemptions (note 3)	(40,583,636)	(47,693,850)	(5,496,738)	(9,494,442)	(2,935,255)	(3,748,965)	(654,840)	(597,532)
Annuity benefits	(37,253)	(30,133)	(2,421)	(2,948)	-	-	(310)	-
Contract maintenance charges (note 2)	(4,319)	(4,004)	(1,480)	(1,708)	(459)	(509)	(2)	(1)
Contingent deferred sales charges (note 2)	(107,794)	(181,896)	(5,911)	(34,215)	(16,308)	(21,198)	(1,485)	(2,662)
Adjustments to maintain reserves	86,097	(219,400)	22,186	600	(74,995)	(319)	(103)	(23)

Net equity transactions	(36,666,097)	(36,803,863)	(7,059,958)	(12,647,478)	(2,886,133)	(3,529,020)	(471,982)	(453,773)

Net change in contract owners’ equity	(131,623,652)	29,256,569	(20,402,155)	(5,489,669)	(11,075,241)	67,727	(1,541,678)	(306,089)
Contract owners’ equity beginning of period	237,543,444	208,286,875	34,810,960	40,300,629	19,686,825	19,619,098	3,150,367	3,456,456

Contract owners’ equity end of period	$105,919,792	237,543,444	14,408,805	34,810,960	8,611,584	19,686,825	1,608,689	3,150,367

CHANGES IN UNITS:
Beginning units	19,196,350	20,957,631	7,228,127	10,187,641	1,356,019	1,632,227	177,353	204,029
Units purchased	7,946,503	10,875,168	497,940	2,918,408	422,047	651,974	66,214	95,551
Units redeemed	(11,150,132)	(12,636,449)	(2,349,706)	(5,877,922)	(710,486)	(928,182)	(102,993)	(122,227)

Ending units	15,992,721	19,196,350	5,376,361	7,228,127	1,067,580	1,356,019	140,574	177,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,637,524	(1,206,071)	2,001,349	(1,292,363)	(6,076)	(99,901)	1,150,829	834,075
Realized gain (loss) on investments	18,441,362	31,399,487	20,122,672	29,137,711	(492,149)	2,908,772	(837,383)	149,277
Change in unrealized gain (loss) on investments	(102,734,913)	8,405,584	(122,594,162)	10,672,374	(8,443,606)	(3,597,345)	(6,412,462)	877,204
Reinvested capital gains	15,048,524	-	18,856,175	-	1,484,506	1,730,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,607,503)	38,599,000	(81,613,966)	38,517,722	(7,457,325)	942,513	(6,099,016)	1,860,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,047,864	1,116,075	3,660,114	6,208,609	9,693	15,657	1,145,069	1,356,051
Transfers between funds	(7,174,128)	(12,310,196)	(14,771,518)	7,985,870	(5,683,501)	(8,655,421)	(8,253,610)	7,232,407
Redemptions (note 3)	(26,348,234)	(37,478,420)	(24,069,227)	(27,539,624)	(3,978,350)	(6,389,387)	(10,823,914)	(10,013,420)
Annuity benefits	(23,074)	(27,391)	(67,957)	(56,337)	(3,627)	(4,435)	(39,774)	(28,638)
Contract maintenance charges (note 2)	(4,626)	(4,888)	(2,943)	(2,222)	(498)	(632)	(1,163)	(581)
Contingent deferred sales charges (note 2)	(23,357)	(100,108)	(87,615)	(142,254)	(5,192)	(27,973)	(27,783)	(29,005)
Adjustments to maintain reserves	56,010	(174,419)	26,370	16,992	(366)	652	1,041	614

Net equity transactions	(32,469,545)	(48,979,347)	(35,312,776)	(13,528,966)	(9,661,841)	(15,061,539)	(18,000,134)	(1,482,572)

Net change in contract owners’ equity	(100,077,048)	(10,380,347)	(116,926,742)	24,988,756	(17,119,166)	(14,119,026)	(24,099,150)	377,984
Contract owners’ equity beginning of period	154,316,456	164,696,803	178,522,653	153,533,897	28,810,043	42,929,069	53,221,395	52,843,411

Contract owners’ equity end of period	$54,239,408	154,316,456	61,595,911	178,522,653	11,690,877	28,810,043	29,122,245	53,221,395

CHANGES IN UNITS:
Beginning units	8,694,808	10,413,775	6,157,632	6,727,631	2,001,101	3,023,212	4,927,107	5,053,380
Units purchased	763,914	3,056,452	2,032,442	3,423,449	110,617	260,865	2,400,115	3,239,415
Units redeemed	(2,773,780)	(4,775,419)	(3,703,408)	(3,993,448)	(883,498)	(1,282,976)	(4,187,488)	(3,365,688)

Ending units	6,684,942	8,694,808	4,486,666	6,157,632	1,228,220	2,001,101	3,139,734	4,927,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,072)	(3,279)	(41,644)	(58,305)	(19,405)	(27,898)	(65,618)	(196,245)
Realized gain (loss) on investments	2,575	9,838	79,081	244,337	(12,891)	145,276	(845,018)	1,422,814
Change in unrealized gain (loss) on investments	(104,015)	18,733	(1,819,815)	(64,283)	(676,408)	(212,777)	(16,140,076)	257,937
Reinvested capital gains	10,494	-	319,435	120,578	214,547	108,508	1,745,231	664,222

Net increase (decrease) in contract owners’ equity resulting from operations	(93,018)	25,292	(1,462,943)	242,327	(494,157)	13,109	(15,305,481)	2,148,728

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(12)	6,943	39,505	6,459	48,139	928,426	817,094
Transfers between funds	(4,076)	(1,863)	(148,555)	(230,139)	(366)	(101,197)	5,626,261	13,172,545
Redemptions (note 3)	(11,265)	(15,419)	(118,741)	(323,014)	(101,436)	(273,163)	(5,270,103)	(5,279,336)
Annuity benefits	(6,696)	(8,865)	-	-	-	-	(29,551)	(28,912)
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(385)	(149)
Contingent deferred sales charges (note 2)	(179)	(405)	(568)	(3,957)	(822)	(5,360)	(13,194)	(31,775)
Adjustments to maintain reserves	668	(12,177)	(46)	(131)	(46,621)	(16,155)	(279)	1,827

Net equity transactions	(21,556)	(38,741)	(260,967)	(517,736)	(142,786)	(347,736)	1,241,175	8,651,294

Net change in contract owners’ equity	(114,574)	(13,449)	(1,723,910)	(275,409)	(636,943)	(334,627)	(14,064,306)	10,800,022
Contract owners’ equity beginning of period	261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

Contract owners’ equity end of period	$147,243	261,817	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095

CHANGES IN UNITS:
Beginning units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741
Units purchased	84	-	8,125	7,373	12,289	7,203	2,174,589	2,089,365
Units redeemed	(2,001)	(3,065)	(32,946)	(52,583)	(25,279)	(36,240)	(2,104,465)	(1,357,734)

Ending units	18,125	20,042	234,916	259,737	101,953	114,943	3,458,496	3,388,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$439,959	432,360	1,344,204	2,047,545	404,639	372,844	288,566	(195,151)
Realized gain (loss) on investments	(1,577,102)	749,941	(1,872,198)	196,708	(481,663)	1,137,658	(917,919)	830,095
Change in unrealized gain (loss) on investments	(14,412,669)	(36,834)	(3,720,930)	(1,750,119)	(14,244,214)	1,367,005	(21,230,930)	1,970,600
Reinvested capital gains	500,454	20,716	26,029	-	911,284	-	2,103,079	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	(15,049,358)	1,166,183	(4,222,895)	494,134	(13,409,954)	2,877,507	(19,757,204)	2,614,645

Equity transactions:
Purchase payments received from contract owners (note 3)	2,697,976	4,262,092	1,111,878	1,825,998	986,481	1,559,896	1,652,820	2,588,825
Transfers between funds	6,828,923	28,667,706	1,875,370	28,281,851	3,937,864	13,784,728	9,771,893	15,886,682
Redemptions (note 3)	(11,934,581)	(7,245,537)	(7,863,791)	(4,173,458)	(4,186,077)	(4,244,607)	(5,697,519)	(4,817,965)
Annuity benefits	(53,909)	(34,481)	(40,002)	(16,774)	(13,058)	(8,246)	(32,456)	(29,369)
Contract maintenance charges (note 2)	(746)	(297)	(269)	(83)	(693)	(322)	(1,378)	(645)
Contingent deferred sales charges (note 2)	(39,667)	(31,306)	(15,551)	(10,735)	(16,773)	(12,511)	(26,625)	(19,704)
Adjustments to maintain reserves	4,681	1,444	994	391	1,481	1,202	1,638	656

Net equity transactions	(2,497,323)	25,619,621	(4,931,371)	25,907,190	709,225	11,080,140	5,668,373	13,608,480

Net change in contract owners’ equity	(17,546,681)	26,785,804	(9,154,266)	26,401,324	(12,700,729)	13,957,647	(14,088,831)	16,223,125
Contract owners’ equity beginning of period	48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	38,053,232	21,830,107

Contract owners’ equity end of period	$31,208,437	48,755,118	30,618,095	39,772,361	19,548,258	32,248,987	23,964,401	38,053,232

CHANGES IN UNITS:
Beginning units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	3,258,610	2,097,865
Units purchased	2,463,802	3,831,102	3,966,962	4,022,920	1,438,508	2,191,970	2,550,266	2,362,729
Units redeemed	(2,948,531)	(1,566,798)	(4,480,190)	(1,606,100)	(1,440,068)	(1,260,850)	(2,084,436)	(1,201,984)

Ending units	3,842,337	4,327,066	3,167,010	3,680,238	2,607,903	2,609,463	3,724,440	3,258,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA2		NVCRB2		NVCCA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$105,814	49,505	9,231	-	19,796	-	29,851	-
Realized gain (loss) on investments	(769,927)	(19,080)	(51,468)	-	(228,204)	-	(334,518)	-
Change in unrealized gain (loss) on investments	(3,310,354)	(262,412)	(454,266)	-	(369,131)	-	(1,142,261)	-
Reinvested capital gains	2,817	-	28,153	-	13,371	-	40,598	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,971,650)	(231,987)	(468,350)	-	(564,168)	-	(1,406,330)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	727,755	630,472	42,121	-	25,620	-	2,981	-
Transfers between funds	5,930,503	5,830,679	1,783,924	-	4,358,746	-	6,556,923	-
Redemptions (note 3)	(1,064,026)	(376,792)	(64,326)	-	(784,528)	-	(961,052)	-
Annuity benefits	(42,161)	(10,126)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(128)	-	-	-	(7)	-	-	-
Contingent deferred sales charges (note 2)	(1,959)	(1,101)	(92)	-	(18)	-	(19,780)	-
Adjustments to maintain reserves	1,438	215	625	-	(15)	-	(24)	-

Net equity transactions	5,551,422	6,073,347	1,762,252	-	3,599,798	-	5,579,048	-

Net change in contract owners’ equity	1,579,772	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-
Contract owners’ equity beginning of period	5,841,360	-	-	-	-	-	-	-

Contract owners’ equity end of period	$7,421,132	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-

CHANGES IN UNITS:
Beginning units	537,058	-	-	-	-	-	-	-
Units purchased	1,058,928	642,253	233,367	-	514,419	-	701,112	-
Units redeemed	(446,888)	(105,195)	(29,958)	-	(132,316)	-	(141,385)	-

Ending units	1,149,098	537,058	203,409	-	382,103	-	559,727	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN2		NVCMD2		NVCMA2		NVCMC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,672	-	39,777	-	15,937	-	22,033	-
Realized gain (loss) on investments	(138,552)	-	(78,586)	-	(137,427)	-	(86,137)	-
Change in unrealized gain (loss) on investments	(107,989)	-	(1,059,754)	-	(593,494)	-	(132,838)	-
Reinvested capital gains	4,461	-	37,784	-	25,591	-	11,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,408)	-	(1,060,779)	-	(689,393)	-	(185,827)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	6,538	-	96,009	-	409,472	-	93,955	-
Transfers between funds	3,356,206	-	6,996,482	-	2,665,798	-	4,129,381	-
Redemptions (note 3)	(530,286)	-	(411,382)	-	(98,938)	-	(310,623)	-
Annuity benefits	(808)	-	-	-	(13,758)	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,476)	-	(2,904)	-	(31)	-	(2,601)	-
Adjustments to maintain reserves	(31)	-	(21)	-	47	-	(35)	-

Net equity transactions	2,827,143	-	6,678,180	-	2,962,590	-	3,910,077	-

Net change in contract owners’ equity	2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	576,210	-	836,678	-	406,456	-	553,891	-
Units redeemed	(292,873)	-	(93,863)	-	(103,012)	-	(108,002)	-

Ending units	283,337	-	742,815	-	303,444	-	445,889	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		NVCBD2		HIBF		HIBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,188	-	1,313	-	4,074,797	4,948,461	2,280,826	2,910,185
Realized gain (loss) on investments	(1,745)	-	(35)	-	(4,157,625)	84,780	(3,874,374)	702,775
Change in unrealized gain (loss) on investments	7,278	-	1,464	-	(15,634,681)	(3,186,672)	(6,635,904)	(2,493,547)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,721	-	2,742	-	(15,717,509)	1,846,569	(8,229,452)	1,119,413

Equity transactions:
Purchase payments received from contract owners (note 3)	88,959	-	-	-	118,372	113,592	1,237,325	2,122,153
Transfers between funds	1,123,725	-	99,088	-	(6,978,337)	(9,369,782)	11,845,476	(11,906,431)
Redemptions (note 3)	(72,633)	-	(1,388)	-	(13,727,511)	(17,692,042)	(6,900,762)	(8,303,489)
Annuity benefits	(42)	-	-	-	(30,178)	(37,544)	(41,681)	(20,403)
Contract maintenance charges (note 2)	(2)	-	-	-	(705)	(885)	(370)	(371)
Contingent deferred sales charges (note 2)	(95)	-	-	-	(29,829)	(70,650)	(22,294)	(40,998)
Adjustments to maintain reserves	(61)	-	4	-	(1,864)	1,708	213	957

Net equity transactions	1,139,851	-	97,704	-	(20,650,052)	(27,055,603)	6,117,907	(18,148,582)

Net change in contract owners’ equity	1,161,572	-	100,446	-	(36,367,561)	(25,209,034)	(2,111,545)	(17,029,169)
Contract owners’ equity beginning of period	-	-	-	-	70,487,965	95,696,999	40,827,037	57,856,206

Contract owners’ equity end of period	$1,161,572	-	100,446	-	34,120,404	70,487,965	38,715,492	40,827,037

CHANGES IN UNITS:
Beginning units	-	-	-	-	4,627,823	6,422,082	3,454,996	5,044,302
Units purchased	231,014	-	10,402	-	334,718	394,517	4,979,785	3,330,694
Units redeemed	(121,859)	-	(143)	-	(1,834,895)	(2,188,776)	(3,817,823)	(4,920,000)

Ending units	109,155	-	10,259	-	3,127,646	4,627,823	4,616,958	3,454,996

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GEM6		GVGU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(952)	(24,902)	(101,376)	(626,289)	(14,640)	(23,638)	901	945
Realized gain (loss) on investments	787,003	883,589	8,668,667	15,729,937	(103,641)	125,918	(9,403)	3,538
Change in unrealized gain (loss) on investments	(4,206,251)	450,855	(94,816,847)	16,119,031	(1,538,348)	383,323	(21,765)	(5,576)
Reinvested capital gains	713,183	541,784	17,307,977	13,372,601	345,857	200,259	516	15,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,707,017)	1,851,326	(68,941,579)	44,595,280	(1,310,772)	685,862	(29,751)	13,964

Equity transactions:
Purchase payments received from contract owners (note 3)	106,145	66,464	2,062,330	3,191,107	16,996	24,002	-	-
Transfers between funds	(417,223)	(209,181)	(32,495,760)	14,178,994	(202,287)	395,367	-	-
Redemptions (note 3)	(976,220)	(851,709)	(16,720,775)	(19,619,437)	(245,027)	(56,108)	(27,610)	(7,663)
Annuity benefits	(6,739)	(9,263)	(84,343)	(80,825)	-	-	(549)	(1,441)
Contract maintenance charges (note 2)	(291)	(247)	(3,519)	(2,933)	-	-	(1)	1
Contingent deferred sales charges (note 2)	(2,679)	(7,010)	(66,134)	(112,508)	(3,619)	(223)	-	-
Adjustments to maintain reserves	(2,849)	633	(28,136)	6,817	(491)	(140)	607	510

Net equity transactions	(1,299,856)	(1,010,313)	(47,336,337)	(2,438,785)	(434,428)	362,898	(27,553)	(8,593)

Net change in contract owners’ equity	(4,006,873)	841,013	(116,277,916)	42,156,495	(1,745,200)	1,048,760	(57,304)	5,371
Contract owners’ equity beginning of period	5,732,247	4,891,234	156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779

Contract owners’ equity end of period	$1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812	22,846	80,150

CHANGES IN UNITS:
Beginning units	168,853	210,317	4,177,260	4,406,546	83,699	68,138	3,488	3,870
Units purchased	39,301	28,428	1,222,131	2,958,266	15,475	29,338	37	-
Units redeemed	(90,546)	(69,892)	(2,830,658)	(3,187,552)	(41,587)	(13,777)	(2,024)	(382)

Ending units	117,608	168,853	2,568,733	4,177,260	57,587	83,699	1,501	3,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$392,392	394,654	3,180	(13,069)	30,468	(452,323)	194	-
Realized gain (loss) on investments	(3,644,120)	3,689,978	32,049	201,830	2,536,521	4,584,636	(3,601)	-
Change in unrealized gain (loss) on investments	(6,394,552)	(4,768,299)	(965,145)	53,521	(33,910,265)	3,640,331	(24,330)	-
Reinvested capital gains	276,258	6,370,089	186,092	131,528	6,114,051	4,775,572	7,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,370,022)	5,686,422	(743,824)	373,810	(25,229,225)	12,548,216	(20,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	390,049	846,953	25,636	23,404	879,600	1,410,321	54,104	-
Transfers between funds	(3,766,086)	(5,175,825)	145,254	(67,667)	(8,555,913)	12,832,867	-	-
Redemptions (note 3)	(5,107,530)	(5,608,395)	(177,577)	(255,657)	(7,822,781)	(8,405,872)	(3,620)	-
Annuity benefits	-	-	(3,344)	(3,959)	-	-	(350)	-
Contract maintenance charges (note 2)	(165)	(170)	(83)	(72)	(786)	(652)	-	-
Contingent deferred sales charges (note 2)	(12,685)	(25,888)	(646)	(1,463)	(17,704)	(40,746)	-	-
Adjustments to maintain reserves	(598)	3,065	37	340	(55)	2,284	(14)	-

Net equity transactions	(8,497,015)	(9,960,260)	(10,723)	(305,074)	(15,517,639)	5,798,202	50,120	-

Net change in contract owners’ equity	(17,867,037)	(4,273,838)	(754,547)	68,736	(40,746,864)	18,346,418	30,035	-
Contract owners’ equity beginning of period	33,742,306	38,016,144	1,570,007	1,501,271	65,136,925	46,790,507	-	-

Contract owners’ equity end of period	$15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925	30,035	-

CHANGES IN UNITS:
Beginning units	1,589,344	2,128,548	100,313	121,194	2,612,842	2,362,026	-	-
Units purchased	1,012,770	1,137,005	43,948	17,772	971,895	1,699,486	6,224	-
Units redeemed	(1,475,299)	(1,676,209)	(49,064)	(38,653)	(1,749,030)	(1,448,670)	(723)	-

Ending units	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842	5,501	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GEF3		GVGF1		GVGFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,925)	(147,315)	(61,202)	(164,493)	93	494	55,659	178,095
Realized gain (loss) on investments	1,666,747	3,736,220	(442,254)	4,911,810	(9,130)	1,209	(2,965,751)	(41,192)
Change in unrealized gain (loss) on investments	(11,532,186)	(130,923)	(8,164,752)	(1,154,698)	(780)	(5,539)	(1,559,011)	(1,585,437)
Reinvested capital gains	2,462,872	-	2,045,589	-	-	3,540	-	1,298,784

Net increase (decrease) in contract owners’ equity resulting from operations	(7,447,492)	3,457,982	(6,622,619)	3,592,619	(9,817)	(296)	(4,469,103)	(149,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,348	56,298	432,974	851,787	-	-	134,055	185,352
Transfers between funds	(632,749)	(930,037)	(3,155,959)	688,161	(9,584)	-	1,436,688	(2,571,964)
Redemptions (note 3)	(2,568,680)	(4,895,338)	(2,526,326)	(3,258,390)	(733)	(1,368)	(1,067,389)	(1,935,752)
Annuity benefits	(2,288)	(4,737)	(5,534)	(3,670)	(622)	(6,913)	(512)	(226)
Contract maintenance charges (note 2)	(358)	(391)	(271)	(272)	(1)	-	(95)	(97)
Contingent deferred sales charges (note 2)	(3,816)	(5,756)	(12,547)	(15,072)	-	-	(4,580)	(11,311)
Adjustments to maintain reserves	2,080	4,908	238	(690)	156	159	(277)	353

Net equity transactions	(3,144,463)	(5,775,053)	(5,267,425)	(1,738,146)	(10,784)	(8,122)	497,890	(4,333,645)

Net change in contract owners’ equity	(10,591,955)	(2,317,071)	(11,890,044)	1,854,473	(20,601)	(8,418)	(3,971,213)	(4,483,395)
Contract owners’ equity beginning of period	18,627,007	20,944,078	18,157,595	16,303,122	23,954	32,372	8,483,719	12,967,114

Contract owners’ equity end of period	$8,035,052	18,627,007	6,267,551	18,157,595	3,353	23,954	4,512,506	8,483,719

CHANGES IN UNITS:
Beginning units	930,932	1,244,511	672,810	716,442	1,311	1,731	451,291	674,775
Units purchased	48,722	114,545	153,727	762,925	14	-	379,712	290,942
Units redeemed	(252,695)	(428,124)	(404,866)	(806,557)	(979)	(420)	(380,455)	(514,426)

Ending units	726,959	930,932	421,671	672,810	346	1,311	450,548	451,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GBF2		CAF		GVGH1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,270,758	14,794,727	281,844	330,743	(326,381)	(560,757)	(816)	(1,201)
Realized gain (loss) on investments	(10,112,446)	(9,152,537)	(183,711)	(169,817)	4,992,200	9,137,544	(1,693)	683
Change in unrealized gain (loss) on investments	23,038,265	20,496,127	607,927	518,902	(24,154,144)	1,412,357	(30,347)	9,708
Reinvested capital gains	-	-	-	-	-	-	6,628	1,990

Net increase (decrease) in contract owners’ equity resulting from operations	26,196,577	26,138,317	706,060	679,828	(19,488,325)	9,989,144	(26,228)	11,180

Equity transactions:
Purchase payments received from contract owners (note 3)	6,643,730	7,754,470	121,508	278,666	1,077,848	1,101,010	1	-
Transfers between funds	37,311,877	12,258,651	565,676	(270,235)	(4,798,461)	(246,017)	(2,247)	-
Redemptions (note 3)	(109,713,299)	(87,555,211)	(2,316,691)	(1,120,240)	(9,192,983)	(14,494,175)	(2,710)	(3,207)
Annuity benefits	(264,288)	(218,526)	(686)	(548)	(8,487)	(11,732)	(3,748)	(4,504)
Contract maintenance charges (note 2)	(7,448)	(6,533)	-	-	(4,500)	(5,069)	-	-
Contingent deferred sales charges (note 2)	(351,007)	(440,957)	(38,086)	(13,496)	(15,315)	(39,491)	-	-
Adjustments to maintain reserves	12,943	7,356	2,388	(769)	(8,596)	887	587	554

Net equity transactions	(66,367,492)	(68,200,750)	(1,665,891)	(1,126,622)	(12,950,494)	(13,694,587)	(8,117)	(7,157)

Net change in contract owners’ equity	(40,170,915)	(42,062,433)	(959,831)	(446,794)	(32,438,819)	(3,705,443)	(34,345)	4,023
Contract owners’ equity beginning of period	444,582,214	486,644,647	14,009,679	14,456,473	58,757,439	62,462,882	101,855	97,832

Contract owners’ equity end of period	$404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

CHANGES IN UNITS:
Beginning units	29,988,338	34,986,437	1,206,275	1,305,790	6,528,710	8,225,494	7,058	7,575
Units purchased	18,610,507	9,628,365	179,772	93,376	511,820	1,800,142	57	-
Units redeemed	(23,149,632)	(14,626,464)	(322,452)	(192,891)	(2,239,101)	(3,496,926)	(782)	(517)

Ending units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGHS		GVIX8		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(208,174)	(285,034)	23,854	10,548	511,572	528,679	1,714,574	1,946,143
Realized gain (loss) on investments	(1,893,569)	798,208	(389,483)	107,203	505,714	5,232,588	(1,339,883)	712,853
Change in unrealized gain (loss) on investments	(8,382,914)	1,522,666	(1,366,068)	(92,487)	(42,076,090)	(4,384,138)	(7,859,323)	(1,154,118)
Reinvested capital gains	2,019,789	485,018	4,434	5,820	11,308,647	2,869,673	1,441,673	2,137,385

Net increase (decrease) in contract owners’ equity resulting from operations	(8,464,868)	2,520,858	(1,727,263)	31,084	(29,750,157)	4,246,802	(6,042,959)	3,642,263

Equity transactions:
Purchase payments received from contract owners (note 3)	369,717	730,233	87,993	140,604	3,017,999	4,435,568	1,546,476	1,900,442
Transfers between funds	8,491,414	(3,550,278)	(460,922)	3,099,542	(887,139)	(3,817,643)	15,280,115	(3,814,977)
Redemptions (note 3)	(3,980,114)	(3,738,102)	(341,479)	(288,943)	(7,765,735)	(13,549,574)	(25,747,582)	(18,535,673)
Annuity benefits	(2,792)	(2,646)	(176)	(7,397)	(85,442)	(102,809)	(99,079)	(99,552)
Contract maintenance charges (note 2)	(545)	(537)	(146)	(70)	(9,126)	(8,528)	(1,544)	(1,755)
Contingent deferred sales charges (note 2)	(16,183)	(34,254)	(705)	(400)	(85,098)	(123,802)	(131,805)	(99,752)
Adjustments to maintain reserves	(33)	(428)	(135)	(130)	3,054	5,110	2,997	16,891

Net equity transactions	4,861,464	(6,596,012)	(715,570)	2,943,206	(5,811,487)	(13,161,678)	(9,150,422)	(20,634,376)

Net change in contract owners’ equity	(3,603,404)	(4,075,154)	(2,442,833)	2,974,290	(35,561,644)	(8,914,876)	(15,193,381)	(16,992,113)
Contract owners’ equity beginning of period	21,712,040	25,787,194	4,267,843	1,293,553	83,029,489	91,944,365	87,096,183	104,088,296

Contract owners’ equity end of period	$18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	71,902,802	87,096,183

CHANGES IN UNITS:
Beginning units	1,469,574	1,954,346	362,329	115,357	5,211,450	6,062,158	7,077,704	8,816,232
Units purchased	1,722,730	583,689	91,675	356,635	1,040,476	1,464,173	3,080,477	2,074,350
Units redeemed	(1,536,088)	(1,068,461)	(179,973)	(109,663)	(1,477,517)	(2,314,881)	(3,879,154)	(3,812,878)

Ending units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	6,279,027	7,077,704

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,388,784	6,288,887	2,302,823	2,509,602	2,485,863	2,826,909	1,243,604	1,127,629
Realized gain (loss) on investments	12,860,403	22,968,208	3,634,722	22,661,193	(896,174)	5,251,259	(272,805)	3,662,346
Change in unrealized gain (loss) on investments	(148,588,049)	(16,201,475)	(104,551,058)	(16,765,734)	(32,033,958)	(4,965,806)	(33,551,999)	(3,740,415)
Reinvested capital gains	30,882,603	7,526,584	21,025,917	5,502,011	6,807,757	4,415,215	8,777,720	3,289,990

Net increase (decrease) in contract owners’ equity resulting from operations	(99,456,259)	20,582,204	(77,587,596)	13,907,072	(23,636,512)	7,527,577	(23,803,480)	4,339,550

Equity transactions:
Purchase payments received from contract owners (note 3)	7,749,460	17,472,080	6,663,815	11,395,537	2,038,323	4,175,121	1,341,069	2,009,863
Transfers between funds	(15,889,069)	8,655,693	(14,405,202)	(4,682,558)	7,947,491	(1,317,891)	(5,369,688)	(4,696,096)
Redemptions (note 3)	(72,499,634)	(78,960,103)	(33,319,375)	(39,022,570)	(33,688,115)	(27,358,555)	(18,852,943)	(24,414,789)
Annuity benefits	(689,259)	(844,708)	(381,450)	(451,760)	(184,388)	(193,786)	(22,951)	(26,408)
Contract maintenance charges (note 2)	(15,824)	(15,690)	(19,439)	(18,492)	(4,498)	(4,378)	(2,079)	(2,117)
Contingent deferred sales charges (note 2)	(461,597)	(577,915)	(228,642)	(335,301)	(150,061)	(177,931)	(44,856)	(102,389)
Adjustments to maintain reserves	33,230	(4,936)	28,353	28,405	15,669	3,950	6	2,952

Net equity transactions	(81,772,693)	(54,275,579)	(41,661,940)	(33,086,739)	(24,025,579)	(24,873,470)	(22,951,442)	(27,228,984)

Net change in contract owners’ equity	(181,228,952)	(33,693,375)	(119,249,536)	(19,179,667)	(47,662,091)	(17,345,893)	(46,754,922)	(22,889,434)
Contract owners’ equity beginning of period	458,737,806	492,431,181	267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109

Contract owners’ equity end of period	$277,508,854	458,737,806	148,533,275	267,782,811	110,814,884	158,476,975	57,511,753	104,266,675

CHANGES IN UNITS:
Beginning units	32,085,878	36,140,122	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591
Units purchased	4,782,363	7,988,283	1,956,800	4,870,676	2,881,262	2,478,057	1,401,274	1,342,810
Units redeemed	(11,453,648)	(12,042,527)	(5,209,596)	(7,141,070)	(4,899,294)	(4,383,960)	(3,481,137)	(3,511,539)

Ending units	25,414,593	32,085,878	14,184,832	17,437,628	9,861,417	11,879,449	6,114,999	8,194,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP2		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,667	-	(545,889)	(947,323)	84,231	333,619	5,573,010	20,274,378
Realized gain (loss) on investments	(3,604)	-	5,330,616	7,742,130	14,902,227	37,048,582	-	-
Change in unrealized gain (loss) on investments	10,063	-	(31,856,522)	(642,339)	(100,060,596)	(26,131,509)	-	-
Reinvested capital gains	-	-	-	-	11,002,002	7,824,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,126	-	(27,071,795)	6,152,468	(74,072,136)	19,074,845	5,573,010	20,274,378

Equity transactions:
Purchase payments received from contract owners (note 3)	28,467	-	1,485,766	2,042,825	3,468,920	5,460,727	70,660,488	70,206,073
Transfers between funds	521,980	-	(9,106,224)	(3,820,690)	(15,350,884)	(33,999,028)	415,058,690	318,245,844
Redemptions (note 3)	(10,239)	-	(10,214,632)	(15,054,325)	(35,214,838)	(48,754,417)	(409,810,201)	(344,730,412)
Annuity benefits	-	-	(24,961)	(34,238)	(86,336)	(113,457)	(479,707)	(532,430)
Contract maintenance charges (note 2)	(8)	-	(2,936)	(3,379)	(4,698)	(4,957)	(6,947)	(6,267)
Contingent deferred sales charges (note 2)	-	-	(31,791)	(71,895)	(142,362)	(287,462)	(982,223)	(1,395,164)
Adjustments to maintain reserves	(26)	-	2,772	3,062	10,840	(17,504)	(45,671)	(134,134)

Net equity transactions	540,174	-	(17,892,006)	(16,938,640)	(47,319,358)	(77,716,098)	74,394,429	41,653,510

Net change in contract owners’ equity	552,300	-	(44,963,801)	(10,786,172)	(121,391,494)	(58,641,253)	79,967,439	61,927,888
Contract owners’ equity beginning of period	-	-	70,568,051	81,354,223	232,504,923	291,146,176	607,946,665	546,018,777

Contract owners’ equity end of period	$552,300	-	25,604,250	70,568,051	111,113,429	232,504,923	687,914,104	607,946,665

CHANGES IN UNITS:
Beginning units	-	-	4,466,109	5,554,033	9,280,128	12,312,327	49,223,324	45,891,908
Units purchased	61,841	-	1,033,578	1,329,194	1,723,974	2,067,422	74,269,601	86,996,574
Units redeemed	(8,522)	-	(2,473,601)	(2,417,118)	(3,965,063)	(5,099,621)	(68,427,904)	(83,665,158)

Ending units	53,319	-	3,026,086	4,466,109	7,039,039	9,280,128	55,065,021	49,223,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV2		GVDIV3		GVDIV6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(24,109)	-	9	20	226,800	661,389	(616)	6,100
Realized gain (loss) on investments	(268,299)	-	(18)	115	(3,080,214)	5,244,748	(175,870)	84,515
Change in unrealized gain (loss) on investments	(1,837,325)	-	(2,656)	(396)	(25,270,935)	(9,243,878)	(974,686)	(222,087)
Reinvested capital gains	-	-	533	339	5,465,241	5,392,480	229,075	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	(2,129,733)	-	(2,132)	78	(22,659,108)	2,054,739	(922,097)	28,560

Equity transactions:
Purchase payments received from contract owners (note 3)	127,342	-	-	-	868,292	2,181,825	18,409	21,073
Transfers between funds	6,501,523	-	-	-	(12,352,820)	(12,767,681)	(240,699)	105,586
Redemptions (note 3)	(624,787)	-	-	-	(6,981,776)	(12,372,041)	(114,715)	(193,607)
Annuity benefits	-	-	(287)	(391)	(110)	(166)	(20,373)	(28,012)
Contract maintenance charges (note 2)	(410)	-	-	-	(1,344)	(1,275)	(1)	-
Contingent deferred sales charges (note 2)	(4,364)	-	-	-	(26,511)	(49,027)	(1,656)	(1,079)
Adjustments to maintain reserves	(106)	-	16	17	(461)	1,689	938	963

Net equity transactions	5,999,198	-	(271)	(374)	(18,494,730)	(23,006,676)	(358,097)	(95,076)

Net change in contract owners’ equity	3,869,465	-	(2,403)	(296)	(41,153,838)	(20,951,937)	(1,280,194)	(66,516)
Contract owners’ equity beginning of period	-	-	4,704	5,000	62,194,668	83,146,605	2,152,145	2,218,661

Contract owners’ equity end of period	$3,869,465	-	2,301	4,704	21,040,830	62,194,668	871,951	2,152,145

CHANGES IN UNITS:
Beginning units	-	-	269	290	2,772,176	3,773,123	106,356	110,527
Units purchased	818,455	-	1	-	311,544	985,628	12,265	27,311
Units redeemed	(183,482)	-	(21)	(21)	(1,316,645)	(1,986,575)	(39,953)	(31,482)

Ending units	634,973	-	249	269	1,767,075	2,772,176	78,668	106,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLG1		NVMLG2		NVMLV2		NVMMG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(237)	-	(99)	-	(119)	-	(11,131)	-
Realized gain (loss) on investments	(17,843)	-	(4,634)	-	(35,696)	-	(101,311)	-
Change in unrealized gain (loss) on investments	(13,723)	-	-	-	3,666	-	(807,276)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,803)	-	(4,733)	-	(32,149)	-	(919,718)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,031	-	48,850	-
Transfers between funds	88,561	-	4,733	-	121,779	-	2,709,603	-
Redemptions (note 3)	(663)	-	-	-	(692)	-	(294,017)	-
Annuity benefits	-	-	-	-	(168)	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	(3)	-	(150)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,735)	-
Adjustments to maintain reserves	(6)	-	-	-	11	-	(7,039)	-

Net equity transactions	87,890	-	4,733	-	125,958	-	2,455,512	-

Net change in contract owners’ equity	56,087	-	-	-	93,809	-	1,535,794	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$56,087	-	-	-	93,809	-	1,535,794	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	23,259	-	1,186	-	63,622	-	325,886	-
Units redeemed	(14,386)	-	(1,186)	-	(49,196)	-	(79,459)	-

Ending units	8,873	-	-	-	14,426	-	246,427	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF		SCGF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2)	-	7,945	-	(533,312)	(898,552)	(16,612)	(23,927)
Realized gain (loss) on investments	(556)	-	(139,672)	-	(2,558,971)	8,161,996	15,159	119,760
Change in unrealized gain (loss) on investments	-	-	(1,196,502)	-	(26,358,149)	(1,015,805)	(576,941)	(3,967)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558)	-	(1,328,229)	-	(29,450,432)	6,247,639	(578,394)	91,866

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,988	-	1,121,549	1,210,213	7,539	7,616
Transfers between funds	558	-	4,822,680	-	(1,183,865)	(10,003,564)	(13,401)	(84,689)
Redemptions (note 3)	-	-	(520,932)	-	(8,756,903)	(12,856,650)	(68,078)	(144,635)
Annuity benefits	-	-	(174)	-	(10,106)	(30,576)	(33)	(36)
Contract maintenance charges (note 2)	-	-	(330)	-	(1,387)	(1,580)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,355)	-	(29,994)	(67,961)	(261)	(2,235)
Adjustments to maintain reserves	-	-	(3,701)	-	3,642	(1,740)	278	(123)

Net equity transactions	558	-	4,399,176	-	(8,857,064)	(21,751,858)	(73,956)	(224,102)

Net change in contract owners’ equity	-	-	3,070,947	-	(38,307,496)	(15,504,219)	(652,350)	(132,236)
Contract owners’ equity beginning of period	-	-	-	-	65,409,908	80,914,127	1,241,409	1,373,645

Contract owners’ equity end of period	$-	-	3,070,947	-	27,102,412	65,409,908	589,059	1,241,409

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,798,082	5,120,028	103,133	122,637
Units purchased	289	-	595,091	-	1,049,574	1,572,146	13,924	7,090
Units redeemed	(289)	-	(137,651)	-	(1,888,328)	(2,894,092)	(23,926)	(26,594)

Ending units	-	-	457,440	-	2,959,328	3,798,082	93,131	103,133

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCVF2		SCF		SCF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(196,574)	(441,486)	(19,169)	(27,352)	(662,975)	(3,285,226)	(47,414)	(99,773)
Realized gain (loss) on investments	(17,202,333)	28,370,249	(241,558)	260,703	(3,341,197)	31,945,808	49,954	330,600
Change in unrealized gain (loss) on investments	(50,701,638)	(86,190,696)	(513,903)	(886,443)	(117,677,945)	(62,880,047)	(2,584,170)	(940,028)
Reinvested capital gains	-	36,827,953	-	393,171	37,116,005	39,992,698	805,965	732,961

Net increase (decrease) in contract owners’ equity resulting from operations	(68,100,545)	(21,433,980)	(774,630)	(259,921)	(84,566,112)	5,773,233	(1,775,665)	23,760

Equity transactions:
Purchase payments received from contract owners (note 3)	3,915,778	6,344,608	28,960	16,475	4,038,550	5,413,326	11,177	33,095
Transfers between funds	(21,006,553)	(43,604,852)	(348,107)	(167,478)	(20,372,795)	(26,284,307)	(83,360)	(133,809)
Redemptions (note 3)	(39,200,117)	(55,855,320)	(235,995)	(453,389)	(35,541,255)	(55,465,119)	(366,757)	(434,891)
Annuity benefits	(58,114)	(75,493)	(83)	(90)	(75,743)	(171,791)	-	-
Contract maintenance charges (note 2)	(5,797)	(6,608)	-	-	(5,421)	(5,341)	-	-
Contingent deferred sales charges (note 2)	(184,216)	(310,383)	(3,074)	(8,566)	(114,889)	(249,745)	(5,100)	(4,520)
Adjustments to maintain reserves	2,445	(19,981)	674	(231)	21,566	193,830	(138)	(172)

Net equity transactions	(56,536,574)	(93,528,029)	(557,625)	(613,279)	(52,049,987)	(76,569,147)	(444,178)	(540,297)

Net change in contract owners’ equity	(124,637,119)	(114,962,009)	(1,332,255)	(873,200)	(136,616,099)	(70,795,914)	(2,219,843)	(516,537)
Contract owners’ equity beginning of period	245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

Contract owners’ equity end of period	$121,000,019	245,637,138	1,309,314	2,641,569	117,981,792	254,597,891	2,575,248	4,795,091

CHANGES IN UNITS:
Beginning units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572
Units purchased	1,604,289	1,460,932	12,140	15,859	1,249,698	2,239,661	16,818	21,067
Units redeemed	(3,987,998)	(4,534,160)	(62,859)	(57,980)	(3,683,338)	(5,068,569)	(52,229)	(55,190)

Ending units	6,639,101	9,022,810	148,938	199,657	7,666,352	10,099,992	281,038	316,449

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		TRF2		GVUS1		GVUSL
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$613,571	(266,632)	(8,050)	(21,622)	(15)	(8)	(45,233)	(49,886)
Realized gain (loss) on investments	(5,725,472)	13,316,929	96,319	393,750	(51)	67	(1,391,206)	279,175
Change in unrealized gain (loss) on investments	(128,608,817)	(5,224,104)	(784,669)	(327,029)	(1,874)	(259)	(5,588,713)	(1,006,313)
Reinvested capital gains	31,797,048	15,331,331	162,491	80,403	-	587	-	2,477,702

Net increase (decrease) in contract owners’ equity resulting from operations	(101,923,670)	23,157,524	(533,909)	125,502	(1,940)	387	(7,025,152)	1,700,678

Equity transactions:
Purchase payments received from contract owners (note 3)	3,540,069	4,441,328	12,699	95,873	-	-	276,990	533,643
Transfers between funds	(12,672,352)	(10,375,547)	(224,362)	(290,908)	-	-	(1,026,692)	(5,391,007)
Redemptions (note 3)	(47,081,039)	(76,550,981)	(128,530)	(666,006)	-	-	(1,879,117)	(2,711,758)
Annuity benefits	(129,008)	(159,362)	-	-	(330)	(402)	-	-
Contract maintenance charges (note 2)	(13,512)	(14,233)	-	-	-	-	(257)	(227)
Contingent deferred sales charges (note 2)	(111,372)	(200,528)	(592)	(487)	-	-	(6,741)	(14,007)
Adjustments to maintain reserves	(2,709)	10,020	(23)	(140)	65	53	(311)	26

Net equity transactions	(56,469,923)	(82,849,303)	(340,808)	(861,668)	(265)	(349)	(2,636,128)	(7,583,330)

Net change in contract owners’ equity	(158,393,593)	(59,691,779)	(874,717)	(736,166)	(2,205)	38	(9,661,280)	(5,882,652)
Contract owners’ equity beginning of period	281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

Contract owners’ equity end of period	$123,108,599	281,502,192	671,229	1,545,946	1,830	4,035	6,047,515	15,708,795

CHANGES IN UNITS:
Beginning units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544
Units purchased	1,718,150	2,595,950	6,058	47,770	5	-	237,388	527,892
Units redeemed	(6,242,491)	(8,117,332)	(34,650)	(113,952)	(25)	(22)	(428,308)	(978,735)

Ending units	13,778,445	18,302,786	87,219	115,811	221	241	663,781	854,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,094)	-	(7,144)	-	16,944	-	(13,920)	(22,752)
Realized gain (loss) on investments	(63,062)	-	(281,569)	-	(12,203)	-	(19,896)	95,422
Change in unrealized gain (loss) on investments	(28,282)	-	(2,564,214)	-	(18,277)	-	(949,061)	261,196
Reinvested capital gains	-	-	-	-	-	-	174,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,438)	-	(2,852,927)	-	(13,536)	-	(808,509)	333,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,303	-	123,870	-	41,397	-	10,202	11,211
Transfers between funds	232,942	-	9,759,142	-	2,353,741	-	(62,178)	(259,332)
Redemptions (note 3)	(17,603)	-	(607,930)	-	(321,358)	-	(227,560)	(238,333)
Annuity benefits	(83)	-	(85)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(390)	-	(4)	-	(144)	(154)
Contingent deferred sales charges (note 2)	(146)	-	(3,516)	-	(1,490)	-	(414)	(2,216)
Adjustments to maintain reserves	2	-	(123)	-	(36)	-	(37)	(98)

Net equity transactions	223,415	-	9,270,968	-	2,072,250	-	(280,131)	(488,922)

Net change in contract owners’ equity	130,977	-	6,418,041	-	2,058,714	-	(1,088,640)	(155,056)
Contract owners’ equity beginning of period	-	-	-	-	-	-	1,838,357	1,993,413

Contract owners’ equity end of period	$130,977	-	6,418,041	-	2,058,714	-	749,717	1,838,357

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	455,623	572,880
Units purchased	48,886	-	1,211,311	-	302,300	-	72,871	66,951
Units redeemed	(24,833)	-	(165,773)	-	(94,027)	-	(154,488)	(184,208)

Ending units	24,053	-	1,045,538	-	208,273	-	374,006	455,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		GVUGL		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(91,472)	(175,925)	(6,268)	(5,678)	(174,889)	(250,759)	373,720	382,521
Realized gain (loss) on investments	(819,546)	2,160,076	(9,225)	6,946	(788,766)	605,851	(7,029,917)	5,719,223
Change in unrealized gain (loss) on investments	(5,579,673)	371,664	(291,285)	71,502	(8,476,873)	3,420,371	(15,913,348)	(11,385,657)
Reinvested capital gains	992,395	-	86,636	-	2,532,001	-	645,408	3,329,273

Net increase (decrease) in contract owners’ equity resulting from operations	(5,498,296)	2,355,815	(220,142)	72,770	(6,908,527)	3,775,463	(21,924,137)	(1,954,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,377	437,870	72,552	59,283	347,857	455,305	1,413,030	2,305,820
Transfers between funds	(7,465,381)	4,737,084	1,031	(37,155)	(2,951,606)	(3,057,228)	(7,031,518)	(3,153,122)
Redemptions (note 3)	(1,396,775)	(1,926,675)	(14,490)	(7,500)	(2,245,854)	(4,044,052)	(10,503,652)	(18,153,363)
Annuity benefits	(153)	(248)	(28,780)	(28,023)	-	-	(49,757)	(69,205)
Contract maintenance charges (note 2)	(367)	(401)	(7)	1	(293)	(307)	(2,041)	(1,898)
Contingent deferred sales charges (note 2)	(5,810)	(12,375)	-	-	(10,226)	(18,126)	(35,917)	(61,616)
Adjustments to maintain reserves	(294)	(141)	1,857	1,397	(263)	(731)	(78,676)	5,360

Net equity transactions	(8,547,403)	3,235,114	32,163	(11,997)	(4,860,385)	(6,665,139)	(16,288,531)	(19,128,024)

Net change in contract owners’ equity	(14,045,699)	5,590,929	(187,979)	60,773	(11,768,912)	(2,889,676)	(38,212,668)	(21,082,664)
Contract owners’ equity beginning of period	17,941,890	12,350,961	491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945

Contract owners’ equity end of period	$3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101	32,513,613	70,726,281

CHANGES IN UNITS:
Beginning units	1,242,540	1,016,600	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484
Units purchased	225,809	1,233,110	5,893	5,909	416,266	485,930	2,740,936	1,786,524
Units redeemed	(937,624)	(1,007,170)	(3,160)	(7,244)	(792,701)	(946,036)	(4,119,287)	(3,147,863)

Ending units	530,725	1,242,540	32,147	29,414	806,416	1,182,851	3,874,794	5,253,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,018,270	3,875,973	20,889	-	(402,306)	(835,454)	(82,313)	78,022

Realized gain (loss) on investments	(6,030,653)	2,640,455	(124,257)	-	7,600,226	11,077,742	(2,028,868)	599,542

Change in unrealized gain (loss) on investments	(23,892,052)	(1,824,280)	(226,268)	-	(35,517,706)	(4,644,578)	(261,229)	(1,537,487)
Reinvested capital gains	2,448,871	7,186	-	-	2,150,220	-	91	768,457

Net increase (decrease) in contract owners’ equity resulting from operations	(21,455,564)	4,699,334	(329,636)	-	(26,169,566)	5,597,710	(2,372,319)	(91,466)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,411,075	2,396,745	10,724	-	1,020,657	1,383,106	313,130	678,272
Transfers between funds	(15,083,844)	2,897,593	1,283,244	-	(3,114,685)	(6,082,890)	(8,174,807)	8,126,129
Redemptions (note 3)	(24,988,574)	(28,337,908)	(87,149)	-	(13,026,487)	(16,304,293)	(1,104,524)	(1,548,327)
Annuity benefits	(47,939)	(54,208)	(77)	-	(11,062)	(13,365)	(2,028)	(2,884)
Contract maintenance charges (note 2)	(1,056)	(991)	(3)	-	(1,455)	(1,721)	(438)	(216)
Contingent deferred sales charges (note 2)	(78,247)	(110,595)	(1,610)	-	(32,324)	(64,098)	(8,612)	(12,463)
Adjustments to maintain reserves	5,811	5,867	(103)	-	625	2,039	(1,946)	(2,661)

Net equity transactions	(38,782,774)	(23,203,497)	1,205,026	-	(15,164,731)	(21,081,222)	(8,979,225)	7,237,850

Net change in contract owners’ equity	(60,238,338)	(18,504,163)	875,390	-	(41,334,297)	(15,483,512)	(11,351,544)	7,146,384
Contract owners’ equity beginning of period	134,573,446	153,077,609	-	-	80,354,636	95,838,148	12,946,510	5,800,126

Contract owners’ equity end of period	$74,335,108	134,573,446	875,390	-	39,020,339	80,354,636	1,594,966	12,946,510

CHANGES IN UNITS:
Beginning units	9,025,394	10,669,793	-	-	4,032,425	5,156,402	1,121,173	506,394
Units purchased	2,293,675	3,050,774	263,541	-	746,054	744,063	345,137	1,216,731
Units redeemed	(5,251,953)	(4,695,173)	(107,952)	-	(1,603,584)	(1,868,040)	(1,200,201)	(601,952)

Ending units	6,067,116	9,025,394	155,589	-	3,174,895	4,032,425	266,109	1,121,173

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,287,791)	(2,041,586)	(636,157)	(830,324)	(12,266)	(48,746)	(23,803)	(33,510)
Realized gain (loss) on investments	14,345,893	29,055,056	(4,953,512)	18,937,332	(579,464)	567,234	(541,687)	190,757
Change in unrealized gain (loss) on investments	(73,525,161)	6,324,263	(66,411,465)	(20,218,940)	(1,680,926)	(696,613)	(463,129)	(275,464)
Reinvested capital gains	-	-	13,838,171	13,518,440	8,072	161,041	51,557	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	(60,467,059)	33,337,733	(58,162,963)	11,406,508	(2,264,584)	(17,084)	(977,062)	(92,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,212,863	2,547,179	1,519,919	2,332,226	143,591	252,513	9,231	33,565
Transfers between funds	(11,247,612)	(7,882,512)	(7,231,103)	(14,746,424)	(665,957)	1,465,865	446,549	402,122
Redemptions (note 3)	(24,788,653)	(34,663,487)	(19,753,050)	(28,474,461)	(648,629)	(763,648)	(163,646)	(198,158)
Annuity benefits	(27,946)	(37,750)	(9,649)	(13,978)	(21,794)	(18,761)	(4,330)	(6,166)
Contract maintenance charges (note 2)	(3,812)	(3,928)	(2,047)	(2,142)	(227)	(84)	(26)	(12)
Contingent deferred sales charges (note 2)	(56,717)	(134,352)	(49,624)	(112,940)	(4,134)	(3,889)	(1,834)	(1,437)
Adjustments to maintain reserves	512	7,761	297	1,082	117	(53)	46	(43)

Net equity transactions	(33,911,365)	(40,167,089)	(25,525,257)	(41,016,637)	(1,197,033)	931,943	285,990	229,871

Net change in contract owners’ equity	(94,378,424)	(6,829,356)	(83,688,220)	(29,610,129)	(3,461,617)	914,859	(691,072)	137,174
Contract owners’ equity beginning of period	161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	1,760,273	1,623,099

Contract owners’ equity end of period	$66,627,966	161,006,390	45,700,168	129,388,388	2,410,952	5,872,569	1,069,201	1,760,273

CHANGES IN UNITS:
Beginning units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	138,132	118,814
Units purchased	796,262	2,266,136	1,713,452	1,928,346	168,587	634,092	534,763	281,364
Units redeemed	(2,595,256)	(4,192,481)	(3,490,610)	(4,186,819)	(296,861)	(558,687)	(522,550)	(262,046)

Ending units	4,899,483	6,698,477	5,238,503	7,015,661	408,423	536,697	150,345	138,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVCAFS		OVGS3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(16,865)	(183,056)	(2,312,922)	(3,320,850)	(91,399)	(118,426)	594,330	339,641
Realized gain (loss) on investments	227,961	531,346	19,599,369	23,295,136	315,345	363,580	5,280,326	21,827,487
Change in unrealized gain (loss) on investments	(3,897,532)	483,657	(140,675,586)	22,322,044	(3,066,026)	469,333	(89,026,528)	(21,611,082)
Reinvested capital gains	382,045	59,366	-	-	-	-	10,452,940	11,309,263

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,391)	891,313	(123,389,139)	42,296,330	(2,842,080)	714,487	(72,698,932)	11,865,309

Equity transactions:
Purchase payments received from contract owners (note 3)	478,547	998,553	5,450,845	6,277,396	45,363	121,650	4,626,918	8,086,350
Transfers between funds	(9,088,330)	7,328,269	(20,775,362)	(33,122,503)	(341,802)	(211,389)	(16,024,052)	(20,082,233)
Redemptions (note 3)	(2,387,418)	(2,900,495)	(48,537,324)	(59,145,457)	(449,085)	(442,515)	(25,564,616)	(33,627,276)
Annuity benefits	(8,095)	(8,158)	(161,008)	(174,926)	(571)	(591)	(55,153)	(53,230)
Contract maintenance charges (note 2)	(952)	(541)	(9,255)	(10,347)	-	-	(4,272)	(4,298)
Contingent deferred sales charges (note 2)	(11,422)	(16,468)	(186,629)	(299,975)	(4,782)	(6,989)	(137,186)	(189,900)
Adjustments to maintain reserves	339	(647)	11,727	(19,254)	6,090	(915)	1,963	(8,649)

Net equity transactions	(11,017,331)	5,400,513	(64,207,006)	(86,495,066)	(744,787)	(540,749)	(37,156,398)	(45,879,236)

Net change in contract owners’ equity	(14,321,722)	6,291,826	(187,596,145)	(44,198,736)	(3,586,867)	173,738	(109,855,330)	(34,013,927)
Contract owners’ equity beginning of period	17,751,807	11,459,981	315,406,436	359,605,172	6,613,996	6,440,258	201,751,944	235,765,871

Contract owners’ equity end of period	$3,430,085	17,751,807	127,810,291	315,406,436	3,027,129	6,613,996	91,896,614	201,751,944

CHANGES IN UNITS:
Beginning units	1,195,809	801,737	17,017,191	21,906,532	515,617	561,578	8,674,031	10,676,504
Units purchased	357,286	995,102	2,153,920	2,461,251	25,606	30,420	1,430,106	1,951,015
Units redeemed	(1,164,016)	(601,030)	(6,423,322)	(7,350,592)	(99,762)	(76,381)	(3,422,328)	(3,953,488)

Ending units	389,079	1,195,809	12,747,789	17,017,191	441,461	515,617	6,681,809	8,674,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,008	245,502	(23,786)	(47,643)	80,426	(12,462)	53,252	152,772
Realized gain (loss) on investments	14,101,095	21,072,192	460,253	479,556	(1,182,350)	(20,706)	(187,758)	10,353
Change in unrealized gain (loss) on investments	(76,182,265)	(20,856,397)	(3,067,304)	(482,044)	(606,013)	(37,536)	(485,159)	(147,534)
Reinvested capital gains	7,978,626	8,738,887	330,617	332,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,608,536)	9,200,184	(2,300,220)	282,619	(1,707,937)	(70,704)	(619,665)	15,591

Equity transactions:
Purchase payments received from contract owners (note 3)	472,201	434,629	(33)	47,601	48,027	171,700	-	165,663
Transfers between funds	(13,108,614)	(14,064,896)	(308,049)	(297,816)	481,048	1,813,781	(386,775)	(718,229)
Redemptions (note 3)	(21,683,275)	(22,562,633)	(680,342)	(482,722)	(243,386)	(160,801)	(214,453)	(519,758)
Annuity benefits	(58,175)	(140,663)	(3,240)	(2,727)	-	-	-	-
Contract maintenance charges (note 2)	(1,503)	(1,306)	-	-	(18)	(3)	(37)	(24)
Contingent deferred sales charges (note 2)	(64,599)	(125,496)	(6,120)	(5,689)	(1,208)	(985)	(452)	(357)
Adjustments to maintain reserves	24,085	204,936	12	218	(7,460)	(44)	(74)	(62)

Net equity transactions	(34,419,880)	(36,255,429)	(997,772)	(741,135)	277,003	1,823,648	(601,791)	(1,072,767)

Net change in contract owners’ equity	(88,028,416)	(27,055,245)	(3,297,992)	(458,516)	(1,430,934)	1,752,944	(1,221,456)	(1,057,176)
Contract owners’ equity beginning of period	154,193,099	181,248,344	6,282,084	6,740,600	1,752,944	-	1,349,911	2,407,087

Contract owners’ equity end of period	$66,164,683	154,193,099	2,984,092	6,282,084	322,010	1,752,944	128,455	1,349,911

CHANGES IN UNITS:
Beginning units	9,761,653	11,724,356	370,311	416,735	182,957	-	128,274	225,947
Units purchased	1,073,574	933,209	468	1	502,308	275,803	11,358	215,299
Units redeemed	(3,484,742)	(2,895,912)	(70,993)	(46,425)	(524,356)	(92,846)	(81,470)	(312,972)

Ending units	7,350,485	9,761,653	299,786	370,311	160,909	182,957	58,162	128,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHIS		OVSC		OVSCS		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,896	12,300	(60,813)	(103,193)	(1,645)	(2,333)	888,401	(504,309)
Realized gain (loss) on investments	(5,963)	(5,318)	(2,083,901)	564,999	(2,631)	7,112	5,751,651	17,703,416
Change in unrealized gain (loss) on investments	(90,139)	(10,954)	(2,608,008)	(1,360,991)	(90,807)	(16,502)	(110,502,352)	(5,699,597)
Reinvested capital gains	-	-	529,052	305,134	9,017	7,442	13,739,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,206)	(3,972)	(4,223,670)	(594,051)	(86,066)	(4,281)	(90,123,178)	11,499,510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1	332,531	561,330	11,353	3,250	4,415,785	5,107,934
Transfers between funds	(2,247)	17,153	211,367	5,974,508	44,261	1,012	(17,806,428)	(14,580,448)
Redemptions (note 3)	(2,906)	(3,574)	(1,829,940)	(1,669,503)	(9,463)	(9,487)	(47,832,085)	(60,933,569)
Annuity benefits	(10,086)	(25,728)	-	-	(9,663)	(12,645)	(82,922)	(111,431)
Contract maintenance charges (note 2)	(1)	-	(589)	(160)	(4)	-	(5,337)	(5,241)
Contingent deferred sales charges (note 2)	-	-	(8,795)	(4,995)	-	-	(135,484)	(280,459)
Adjustments to maintain reserves	760	809	(75)	(519)	670	536	14,057	13,585

Net equity transactions	(14,480)	(11,339)	(1,295,501)	4,860,661	37,154	(17,334)	(61,432,414)	(70,789,629)

Net change in contract owners’ equity	(104,686)	(15,311)	(5,519,171)	4,266,610	(48,912)	(21,615)	(151,555,592)	(59,290,119)
Contract owners’ equity beginning of period	127,992	143,303	11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480

Contract owners’ equity end of period	$23,306	127,992	5,836,724	11,355,895	141,006	189,918	120,383,769	271,939,361

CHANGES IN UNITS:
Beginning units	10,820	11,906	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427
Units purchased	98	1,534	887,546	1,191,977	4,421	264	2,538,411	4,114,868
Units redeemed	(1,596)	(2,620)	(1,041,298)	(743,345)	(1,636)	(1,372)	(7,582,463)	(8,698,651)

Ending units	9,322	10,820	954,905	1,108,657	15,897	13,112	13,429,592	18,473,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGIS		OVAG		OVSBS		PMVRRA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(24,043)	(86,815)	(1,092,629)	(1,870,510)	207,884	91,649	15,818	23,833
Realized gain (loss) on investments	444,822	453,823	5,752,427	19,281,977	132,649	112,129	11,168	(6,026)
Change in unrealized gain (loss) on investments	(3,775,931)	(152,918)	(62,520,126)	(8,471,023)	(1,363,229)	241,735	(106,613)	37,674
Reinvested capital gains	445,757	-	-	-	75,957	-	1,088	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	(2,909,395)	214,090	(57,860,328)	8,940,444	(946,739)	445,513	(78,539)	56,827

Equity transactions:
Purchase payments received from contract owners (note 3)	14,913	82,477	3,394,926	3,839,629	35,338	226,721	79,283	61,091
Transfers between funds	(1,686,932)	(115,776)	(6,661,217)	(15,715,410)	83,579	660,896	655,738	(274,221)
Redemptions (note 3)	(897,400)	(613,701)	(21,499,313)	(32,490,201)	(1,477,226)	(421,753)	(241,904)	(325,015)
Annuity benefits	-	-	(8,655)	(11,118)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9,098)	(10,723)	-	-	(139)	(64)
Contingent deferred sales charges (note 2)	(9,749)	(4,494)	(61,891)	(144,869)	(13,762)	(5,125)	(290)	-
Adjustments to maintain reserves	(38)	(201)	10,659	981	(94)	(138)	(17,553)	4,827

Net equity transactions	(2,579,206)	(651,695)	(24,834,589)	(44,531,711)	(1,372,165)	460,601	475,135	(533,382)

Net change in contract owners’ equity	(5,488,601)	(437,605)	(82,694,917)	(35,591,267)	(2,318,904)	906,114	396,596	(476,555)
Contract owners’ equity beginning of period	8,506,714	8,944,319	135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146

Contract owners’ equity end of period	$3,018,113	8,506,714	53,231,517	135,926,434	4,170,962	6,489,866	675,187	278,591

CHANGES IN UNITS:
Beginning units	664,432	714,818	8,636,413	11,328,404	452,665	418,884	25,083	74,407
Units purchased	8,508	38,789	1,162,852	1,977,736	96,556	94,813	120,057	43,913
Units redeemed	(281,602)	(89,175)	(3,103,952)	(4,669,727)	(202,868)	(61,032)	(78,999)	(93,237)

Ending units	391,338	664,432	6,695,313	8,636,413	346,353	452,665	66,141	25,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVTRA		PVGIB		ROCMC		SBLD
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$48,995	13,037	155	1	11,459	3,097	(2,099)	(1,810)
Realized gain (loss) on investments	11,203	2,311	(1,652)	1,989	(27,171)	7,154	1,564	9,856
Change in unrealized gain (loss) on investments	(53,680)	13,637	(10,806)	(8,685)	(353,287)	(53,353)	(94,274)	3,230
Reinvested capital gains	36,799	-	3,317	4,735	72,227	39,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,317	28,985	(8,986)	(1,960)	(296,772)	(3,887)	(94,809)	11,276

Equity transactions:
Purchase payments received from contract owners (note 3)	240,889	52,049	-	-	234,371	158,327	74,670	26,732
Transfers between funds	1,405,182	158,654	-	-	158,218	212,644	12,940	118,881
Redemptions (note 3)	(280,053)	(84,220)	(6,482)	(8,256)	(127,042)	(27,884)	(17,444)	(84,802)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(9)	(1)	-	(264)	(123)	(73)	(37)
Contingent deferred sales charges (note 2)	(406)	-	-	-	(150)	(99)	(33)	(109)
Adjustments to maintain reserves	(11,257)	(43)	134	170	246	(72)	75	(62)

Net equity transactions	1,354,145	126,431	(6,349)	(8,086)	265,379	342,793	70,135	60,603

Net change in contract owners’ equity	1,397,462	155,416	(15,335)	(10,046)	(31,393)	338,906	(24,674)	71,879
Contract owners’ equity beginning of period	376,864	221,448	28,097	38,143	467,888	128,982	190,962	119,083

Contract owners’ equity end of period	$1,774,326	376,864	12,762	28,097	436,495	467,888	166,288	190,962

CHANGES IN UNITS:
Beginning units	33,848	21,396	2,177	2,742	41,378	11,724	15,283	10,257
Units purchased	270,041	36,096	16	-	39,926	43,356	8,384	9,873
Units redeemed	(150,157)	(23,644)	(559)	(565)	(12,529)	(13,702)	(1,834)	(4,847)

Ending units	153,732	33,848	1,634	2,177	68,775	41,378	21,833	15,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLJ		SBLN		SBLO		SBLP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(643)	(669)	(1,317)	(1,565)	(4,811)	(2,820)	(2,542)	(5,333)
Realized gain (loss) on investments	(1,928)	1,271	(6,462)	5,757	(25,830)	18,038	(8,704)	35,562
Change in unrealized gain (loss) on investments	(25,537)	(8,246)	(31,348)	(4,569)	(316,763)	(13,238)	(56,918)	(23,113)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,108)	(7,644)	(39,127)	(377)	(347,404)	1,980	(68,164)	7,116

Equity transactions:
Purchase payments received from contract owners (note 3)	10,959	7,641	25,673	21,066	330,116	45,498	40,177	51,986
Transfers between funds	17,007	3,848	33,714	148,997	666,343	247,152	(165,883)	(73,886)
Redemptions (note 3)	-	(1,602)	(39,407)	(109,777)	(113,418)	(162,739)	(114,947)	(156,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(8)	(60)	(57)	(112)	(41)	(36)	(52)
Contingent deferred sales charges (note 2)	-	-	(252)	(312)	(195)	(116)	(117)	-
Adjustments to maintain reserves	3	(40)	20	2,016	391	(86)	(50)	(27)

Net equity transactions	27,954	9,839	19,688	61,933	883,125	129,668	(240,856)	(178,014)

Net change in contract owners’ equity	(154)	2,195	(19,439)	61,556	535,721	131,648	(309,020)	(170,898)
Contract owners’ equity beginning of period	60,149	57,954	126,202	64,646	290,548	158,900	438,344	609,242

Contract owners’ equity end of period	$59,995	60,149	106,763	126,202	826,269	290,548	129,324	438,344

CHANGES IN UNITS:
Beginning units	6,602	5,632	10,932	5,872	25,150	13,985	40,974	57,506
Units purchased	113,712	5,025	6,345	31,951	107,433	22,577	27,490	35,310
Units redeemed	(109,226)	(4,055)	(4,433)	(26,891)	(15,246)	(11,412)	(50,991)	(51,842)

Ending units	11,088	6,602	12,844	10,932	117,337	25,150	17,473	40,974

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLQ		SBLV		SBLX		SBLY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,630)	(4,387)	(14,386)	(11,825)	(154)	(14)	(78)	(71)
Realized gain (loss) on investments	10,976	4,480	(17,204)	29,869	(401)	159	(33)	813
Change in unrealized gain (loss) on investments	(285,507)	16,405	(458,862)	(67,141)	(6,050)	(60)	(1,645)	(1,017)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,161)	16,498	(490,452)	(49,097)	(6,605)	85	(1,756)	(275)

Equity transactions:
Purchase payments received from contract owners (note 3)	233,907	176,666	417,178	354,059	8,777	5,458	3,843	3,177
Transfers between funds	(40,290)	255,046	193,590	729,003	21,316	(4,842)	6,951	(9,644)
Redemptions (note 3)	(64,448)	(24,723)	(185,786)	(156,138)	(1,346)	(10)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(87)	(481)	(234)	(1)	(1)	(4)	(4)
Contingent deferred sales charges (note 2)	(282)	(164)	(329)	(185)	(14)	-	-	-
Adjustments to maintain reserves	24	(180)	354	-	(1,136)	35	(3)	-

Net equity transactions	128,701	406,558	424,526	926,505	27,596	640	10,787	(6,471)

Net change in contract owners’ equity	(152,460)	423,056	(65,926)	877,408	20,991	725	9,031	(6,746)
Contract owners’ equity beginning of period	612,804	189,748	1,392,964	515,556	1,561	836	5,466	12,212

Contract owners’ equity end of period	$460,344	612,804	1,327,038	1,392,964	22,552	1,561	14,497	5,466

CHANGES IN UNITS:
Beginning units	52,222	17,623	128,838	48,041	145	81	545	1,127
Units purchased	28,955	50,680	108,472	136,051	4,652	187	1,909	110
Units redeemed	(16,585)	(16,081)	(63,841)	(55,254)	(787)	(123)	(136)	(692)

Ending units	64,592	52,222	173,469	128,838	4,010	145	2,318	545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(185,092)	(198,182)	186,838	74,112	321,897	143,811	(183,729)	(510,988)
Realized gain (loss) on investments	(239,353)	1,159,924	(2,315,115)	824,754	(43,469)	27,283	4,790,454	2,628,807
Change in unrealized gain (loss) on investments	(9,414,343)	1,060,069	(7,849,625)	(2,124,100)	(382,396)	37,028	(28,592,087)	3,695,392
Reinvested capital gains	-	-	663,399	1,402,463	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,838,788)	2,021,811	(9,314,503)	177,229	(103,968)	208,122	(23,985,362)	5,813,211

Equity transactions:
Purchase payments received from contract owners (note 3)	454,138	625,835	559,873	1,260,077	154,364	394,115	2,770,730	3,159,193
Transfers between funds	1,316,562	6,994,393	2,938,361	8,989,178	12,266,312	3,509,439	(3,785,906)	(5,973,294)
Redemptions (note 3)	(2,794,771)	(2,479,531)	(3,122,007)	(3,054,959)	(2,390,323)	(476,933)	(13,483,880)	(19,184,657)
Annuity benefits	(19,136)	(17,614)	(45,270)	(55,610)	(18,748)	(18,484)	(7,245)	(9,229)
Contract maintenance charges (note 2)	(597)	(84)	(347)	(190)	(72)	(15)	(11,814)	(13,255)
Contingent deferred sales charges (note 2)	(8,487)	(12,151)	(6,597)	(8,664)	(10,856)	(946)	(30,609)	(69,166)
Adjustments to maintain reserves	490	761	2,319	3,162	853	1,676	(2,257)	9,588

Net equity transactions	(1,051,801)	5,111,609	326,332	7,132,994	10,001,530	3,408,852	(14,550,981)	(22,080,820)

Net change in contract owners’ equity	(10,890,589)	7,133,420	(8,988,171)	7,310,223	9,897,562	3,616,974	(38,536,343)	(16,267,609)
Contract owners’ equity beginning of period	22,615,063	15,481,643	23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131

Contract owners’ equity end of period	$11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016	40,224,179	78,760,522

CHANGES IN UNITS:
Beginning units	1,844,368	1,416,705	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635
Units purchased	757,070	1,349,612	1,305,367	1,758,530	1,700,083	587,621	967,636	1,199,991
Units redeemed	(921,984)	(921,949)	(1,298,259)	(1,136,337)	(771,342)	(267,839)	(2,371,559)	(3,119,544)

Ending units	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947	5,103,159	6,507,082

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRGS		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,011)	(3,240)	(272,226)	(318,935)	(290,400)	(289,225)	(389,073)	(552,212)
Realized gain (loss) on investments	3,657	8,323	(11,687,014)	4,754,820	(222,612)	8,369,104	821,244	4,389,248
Change in unrealized gain (loss) on investments	(61,769)	6,409	(23,890,893)	1,073,929	(37,350,529)	(2,732,347)	(31,674,577)	8,692,406
Reinvested capital gains	-	-	14,938,207	7,145,439	14,422,780	8,098,344	8,659,750	5,718,183

Net increase (decrease) in contract owners’ equity resulting from operations	(60,123)	11,492	(20,911,926)	12,655,253	(23,440,761)	13,445,876	(22,582,656)	18,247,625

Equity transactions:
Purchase payments received from contract owners (note 3)	(22)	150	526,090	899,719	191,031	210,116	635,477	960,182
Transfers between funds	(15,780)	(8,350)	(11,013,431)	3,310,415	(3,053,485)	(3,869,581)	(6,122,498)	5,259,716
Redemptions (note 3)	(27,013)	(24,551)	(5,193,517)	(8,694,643)	(5,440,456)	(11,164,788)	(10,472,526)	(9,232,873)
Annuity benefits	-	-	(1,148)	(1,033)	(23,232)	(38,506)	(5,340)	(4,538)
Contract maintenance charges (note 2)	-	-	(193)	(181)	(807)	(948)	(263)	(196)
Contingent deferred sales charges (note 2)	(377)	(252)	(10,040)	(44,893)	(6,474)	(26,351)	(18,204)	(30,077)
Adjustments to maintain reserves	(5)	(60)	(872)	1,980	(58)	2,518	(129)	1,811

Net equity transactions	(43,197)	(33,063)	(15,693,111)	(4,528,636)	(8,333,481)	(14,887,540)	(15,983,483)	(3,045,975)

Net change in contract owners’ equity	(103,320)	(21,571)	(36,605,037)	8,126,617	(31,774,242)	(1,441,664)	(38,566,139)	15,201,650
Contract owners’ equity beginning of period	199,928	221,499	45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506

Contract owners’ equity end of period	$96,608	199,928	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156

CHANGES IN UNITS:
Beginning units	18,076	21,134	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076
Units purchased	46	186	397,496	1,182,476	80,526	242,210	1,063,353	1,231,030
Units redeemed	(4,546)	(3,244)	(1,070,742)	(1,351,030)	(384,029)	(617,202)	(1,634,692)	(1,376,957)

Ending units	13,576	18,076	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		ACEG2		ACC2		MSVFI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(180,071)	(287,517)	(32,589)	(49,034)	75,437	(48,831)	332,635	226,501
Realized gain (loss) on investments	4,190,232	5,478,595	59,155	216,127	756,583	1,128,630	(1,295,605)	54,488
Change in unrealized gain (loss) on investments	(19,629,831)	1,678,174	(1,239,974)	185,542	(7,069,165)	(2,196,928)	(306,788)	58,059
Reinvested capital gains	4,230,495	3,746,441	-	-	766,923	430,843	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,389,175)	10,615,693	(1,213,408)	352,635	(5,470,222)	(686,286)	(1,269,758)	339,048

Equity transactions:
Purchase payments received from contract owners (note 3)	643,109	196,048	137	48,464	66,930	237,209	419,365	544,071
Transfers between funds	(3,243,713)	(3,522,920)	68,694	(175,282)	(1,120,875)	(517,420)	(184,643)	7,775,741
Redemptions (note 3)	(5,436,976)	(5,883,964)	(140,334)	(304,226)	(1,997,497)	(1,819,860)	(2,529,890)	(1,398,276)
Annuity benefits	(22,696)	(21,463)	-	-	(5,234)	(4,454)	-	-
Contract maintenance charges (note 2)	(477)	(344)	-	-	-	-	(539)	(155)
Contingent deferred sales charges (note 2)	(5,154)	(13,033)	(2,201)	(4,557)	(23,576)	(27,484)	(13,586)	(9,154)
Adjustments to maintain reserves	10,042	8,280	(77)	(44)	94	10	125	(403)

Net equity transactions	(8,055,865)	(9,237,396)	(73,781)	(435,645)	(3,080,158)	(2,131,999)	(2,309,168)	6,911,824

Net change in contract owners’ equity	(19,445,040)	1,378,297	(1,287,189)	(83,010)	(8,550,380)	(2,818,285)	(3,578,926)	7,250,872
Contract owners’ equity beginning of period	30,517,042	29,138,745	2,481,515	2,564,525	17,036,615	19,854,900	11,267,437	4,016,565

Contract owners’ equity end of period	$11,072,002	30,517,042	1,194,326	2,481,515	8,486,235	17,036,615	7,688,511	11,267,437

CHANGES IN UNITS:
Beginning units	800,293	1,061,403	215,311	254,837	1,281,115	1,437,197	1,037,706	385,528
Units purchased	70,122	112,631	16,826	7,856	22,265	56,232	1,037,826	1,106,941
Units redeemed	(330,253)	(373,741)	(24,731)	(47,382)	(292,088)	(212,314)	(1,277,780)	(454,763)

Ending units	540,162	800,293	207,406	215,311	1,011,292	1,281,115	797,752	1,037,706

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVF2		MSEM		MSVMG		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$30,084	19,089	1,061,196	1,483,211	(73,239)	(348,499)	3,637,828	(480,825)
Realized gain (loss) on investments	(32,030)	(182)	(1,325,540)	(300,458)	(1,419,494)	3,932,936	(10,205,933)	73,854,637
Change in unrealized gain (loss) on investments	(147,097)	13,179	(3,434,427)	(665,909)	(13,899,671)	193,931	(123,544,689)	(152,134,697)
Reinvested capital gains	-	-	735,547	763,543	4,929,728	1,274,971	62,046,801	27,528,039

Net increase (decrease) in contract owners’ equity resulting from operations	(149,043)	32,086	(2,963,224)	1,280,387	(10,462,676)	5,053,339	(68,065,993)	(51,232,846)

Equity transactions:
Purchase payments received from contract owners (note 3)	51,490	70,440	97,050	119,639	299,568	427,040	3,946,915	6,455,945
Transfers between funds	(87,550)	359,331	(2,324,404)	(2,665,352)	(1,333,768)	(2,902,597)	(17,299,231)	(86,460,477)
Redemptions (note 3)	(87,893)	(82,913)	(3,856,527)	(5,436,018)	(5,449,125)	(4,644,511)	(32,420,621)	(56,175,289)
Annuity benefits	(8,248)	(6,676)	(10,295)	(9,512)	(4,878)	(5,634)	(78,227)	(116,992)
Contract maintenance charges (note 2)	-	-	(471)	(442)	(380)	(404)	(5,167)	(5,902)
Contingent deferred sales charges (note 2)	(1,412)	(828)	(12,513)	(14,810)	(12,770)	(19,710)	(140,483)	(342,146)
Adjustments to maintain reserves	852	786	739	(18,654)	3,821	(15,024)	6,714	4,350

Net equity transactions	(132,761)	340,140	(6,106,421)	(8,025,149)	(6,497,532)	(7,160,840)	(45,990,100)	(136,640,511)

Net change in contract owners’ equity	(281,804)	372,226	(9,069,645)	(6,744,762)	(16,960,208)	(2,107,501)	(114,056,093)	(187,873,357)
Contract owners’ equity beginning of period	1,157,666	785,440	22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853

Contract owners’ equity end of period	$875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

CHANGES IN UNITS:
Beginning units	93,300	60,560	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668
Units purchased	10,657	47,648	48,767	92,975	1,054,348	1,078,406	1,578,095	2,040,517
Units redeemed	(28,453)	(14,908)	(299,135)	(398,022)	(1,742,461)	(1,701,895)	(3,380,836)	(5,880,555)

Ending units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		WRLBP		SVOF
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(54,586)	(107,915)	-	620,498	729,968	(1,127,014)
Realized gain (loss) on investments	237,135	1,020,425	-	(1,081,634)	5,327,091	10,064,896
Change in unrealized gain (loss) on investments	(6,019,549)	(826,978)	-	1,110,733	(82,256,265)	(22,749,873)
Reinvested capital gains	1,492,039	1,202,247	-	-	25,001,571	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	(4,344,961)	1,287,779	-	649,597	(51,197,635)	10,055,531

Equity transactions:
Purchase payments received from contract owners (note 3)	59,357	243,136	-	102,479	2,303,077	2,815,296
Transfers between funds	(487,866)	(837,379)	-	(35,801,355)	(10,099,924)	(20,107,319)
Redemptions (note 3)	(2,821,050)	(3,062,040)	-	(2,050,313)	(22,234,173)	(23,860,094)
Annuity benefits	-	-	-	(2,903)	(16,321)	(20,577)
Contract maintenance charges (note 2)	-	-	-	-	(2,289)	(2,424)
Contingent deferred sales charges (note 2)	(4,645)	(17,325)	-	(28,396)	(81,989)	(150,669)
Adjustments to maintain reserves	(141)	787	-	(7,174)	29,732	(96,849)

Net equity transactions	(3,254,345)	(3,672,821)	-	(37,787,662)	(30,101,887)	(41,422,636)

Net change in contract owners’ equity	(7,599,306)	(2,385,042)	-	(37,138,065)	(81,299,522)	(31,367,105)
Contract owners’ equity beginning of period	13,517,054	15,902,096	-	37,138,065	149,038,744	180,405,849

Contract owners’ equity end of period	$5,917,748	13,517,054	-	-	67,739,222	149,038,744

CHANGES IN UNITS:
Beginning units	975,201	1,255,579	-	3,102,882	10,766,464	13,514,581
Units purchased	208,181	303,058	-	103,694	1,657,625	1,291,903
Units redeemed	(492,277)	(583,436)	-	(3,206,576)	(3,986,980)	(4,040,020)

Ending units	691,105	975,201	-	-	8,437,109	10,766,464

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Balanced Fund - Series I (AVB)

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Blue Chip Fund - Series I (AVBC)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Large Cap Growth Fund - Series I (AVLCG)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)*

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)*

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)*

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)*

Evergreen VAF - International Equity Fund - Class 1 (EVIG)*

Evergreen VAF - Omega Fund - Class 1 (EVOM)*

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)*

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)*

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

SBL Fund - Series Y (Select 25 Series) (SBLY)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 9 Options, Continued	BOA Choice		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%		1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%	(5)	-	-	-
5% Enhanced	0.05%	(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%	(9)	-	-	-
Option 2	0.30%	(9)	-	-	-
Beneficiary Protector Option	0.40%		-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-		1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%		2.25%	1.75%	1.60%
(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Corp and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$31,638,314	770	4,510	89	829	8,306	635	-
1.00%	11,310,663	-	1,628	-	239	1,729	-	-
1.05%	2,054,113	-	737	-	-	79	-	-
1.10%	12,377,108	1,322	1,265	246	187	1,085	721	-
1.15%	6,132,989	396	489	472	95	128	269	-
1.20%	15,424,367	52	1,266	-	2,966	5,672	-	-
1.25%	3,016,080	540	4,631	-	941	1,799	112	-
1.30%	2,537,874	70	184	26	-	169	-	-
1.35%	3,497,021	187	109	-	700	1,408	267	-
1.40%	13,851,518	74	2,586	544	602	2,632	1,058	-
1.45%	1,283,877	-	127	-	16	24	-	-
1.50%	2,167,457	-	14,271	-	2,746	2,083	-	3,607
1.55%	8,485,316	981	2,125	179	708	767	3,808	-
1.60%	4,881,304	10	6,187	231	1,516	335	-	1,575
1.65%	2,962,347	-	17,447	-	2,079	1,017	-	3,929
1.70%	802,137	-	11	-	-	1	-	-
1.75%	1,444,166	63	4,040	8	1,251	322	-	694
1.80%	1,202,887	-	1,804	-	324	9	-	389
1.85%	1,454,157	-	52	-	-	69	-	-
1.90%	425,598	-	2,118	-	160	-	-	566

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.95%	954,055	-	10,948	-	2,972	95	-	3,657
2.00%	852,344	-	114	-	15	73	-	-
2.05%	1,226,403	1,472	3,547	-	2,241	305	-	6,022
2.10%	687,952	-	10,829	-	905	29	-	2,830
2.15%	151,901	-	1,149	-	587	500	-	123
2.20%	656,441	-	5,658	-	3,361	348	-	1,008
2.25%	572,457	-	1,003	-	431	917	-	-
2.30%	106,570	-	-	-	-	-	-	-
2.35%	32,101	-	534	-	266	-	-	-
2.40%	205,390	-	-	-	-	-	-	-
2.45%	83,560	-	145	-	348	-	-	1,926
2.50%	82,184	-	2,345	-	-	184	-	106
2.55%	11,319	-	-	-	-	-	-	-
2.60%	122,212	-	5,251	-	109	379	-	610
2.65%	5,170	-	-	-	-	-	-	-
2.70%	1,763	-	-	-	-	-	-	-
2.85%	1,044	-	-	-	-	-	-	-

Totals	$132,702,159	5,937	107,110	1,795	26,594	30,464	6,870	27,042

	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2

0.95%	$21	392	983	-	-	3,697	362,036	-
1.00%	-	45	-	-	-	979	141,020	-
1.05%	-	-	-	-	-	56	27,624	-
1.10%	648	2,283	1,956	-	-	850	107,779	-
1.15%	102	818	82	-	-	328	49,957	-
1.20%	2	14	-	-	-	869	185,450	-
1.25%	-	-	121	216	-	101	29,162	-
1.30%	-	107	-	-	-	254	34,263	-
1.35%	-	-	92	-	-	447	39,456	-
1.40%	-	-	115	-	-	3,585	119,617	-
1.45%	-	-	-	-	-	10	8,284	-
1.50%	-	-	-	8,880	4,129	10,906	17,455	9,085
1.55%	-	-	624	-	-	1,724	80,481	-
1.60%	-	-	-	2,946	1,595	2,046	29,975	926
1.65%	-	-	-	6,709	15,561	10,493	39,933	5,938
1.70%	-	-	-	-	-	36	6,317	-
1.75%	-	-	-	926	1,037	3,211	16,575	1,398
1.80%	-	-	-	1,572	1,493	2,438	16,019	715
1.85%	-	-	-	-	-	9	7,250	-
1.90%	-	-	1,128	-	218	2,207	2,870	1,065
1.95%	-	-	-	6,757	9,228	14,494	1,264	3,532
2.00%	-	-	-	-	-	760	6,156	504
2.05%	-	-	557	5,801	3,278	6,701	9,743	2,792
2.10%	-	-	-	3,142	3,904	7,301	3,041	11,954
2.15%	-	-	-	384	-	232	615	370
2.20%	-	-	-	4,557	1,485	5,591	1,294	6,261
2.25%	-	-	-	-	-	65	255	-
2.30%	-	-	-	-	-	2	113	-
2.35%	-	-	-	274	156	727	-	969
2.40%	-	-	-	-	-	-	169	-
2.45%	-	-	-	812	93	981	218	-
2.50%	-	-	-	96	1,197	634	-	97
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,588	395	903	61	886
2.65%	-	-	-	-	-	-	7	-
2.70%	-	-	-	-	-	-	22	-
2.85%	-	-	-	-	-	-	-	-

Totals	$773	3,659	5,658	44,660	43,769	82,637	1,344,481	46,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV

0.95%	$236,787	235,765	152,517	35,061	-	24,021	-	759,070
1.00%	77,548	126,122	46,395	10,570	-	6,085	-	251,322
1.05%	10,635	17,858	10,616	1,275	-	359	-	44,613
1.10%	49,590	38,301	43,181	9,064	-	6,666	-	289,105
1.15%	41,690	17,000	33,468	6,460	-	5,635	-	152,704
1.20%	137,585	102,185	115,589	23,710	-	13,070	-	481,361
1.25%	32,135	17,115	11,650	2,471	3,292	2,913	-	81,108
1.30%	19,833	22,313	12,094	3,552	-	1,162	-	73,378
1.35%	32,383	9,175	23,024	3,491	-	3,681	-	107,603
1.40%	82,187	18,319	72,356	12,073	-	11,174	-	367,691
1.45%	2,786	4,636	2,531	492	-	1,226	-	27,963
1.50%	8,830	17,195	6,985	1,135	-	838	4,265	46,269
1.55%	29,300	14,002	25,415	7,065	-	4,255	-	220,485
1.60%	30,195	5,939	22,852	3,090	-	5,329	1,440	102,027
1.65%	9,698	9,958	15,253	2,649	-	2,717	3,871	76,196
1.70%	4,033	580	1,940	996	-	98	-	26,577
1.75%	4,145	709	5,708	885	-	1,097	2,070	29,094
1.80%	4,827	2,411	7,282	423	-	1,178	12	30,635
1.85%	8,393	2,345	8,352	737	-	599	-	45,627
1.90%	1,105	-	319	716	-	788	472	8,311
1.95%	4,399	177	1,364	1,752	-	277	4,422	4,329
2.00%	5,100	77	596	4,128	-	465	146	17,098
2.05%	1,318	1,527	9,683	803	-	-	2,750	24,834
2.10%	4,497	43	266	628	-	689	2,078	2,972
2.15%	1,618	4	70	1,180	-	-	111	2,699
2.20%	6,283	739	1,517	51	-	112	3,683	7,867
2.25%	10,976	-	249	580	1,908	67	-	5,314
2.30%	1,009	-	310	5,451	-	-	-	2,188
2.35%	188	-	-	-	-	-	-	-
2.40%	1,834	-	1,223	13,571	-	-	-	873
2.45%	194	-	-	48	-	-	288	1,975
2.50%	-	-	-	-	-	-	-	431
2.55%	196	-	-	934	-	-	-	21
2.60%	268	-	-	-	-	20	108	666
2.65%	-	-	-	413	-	-	-	56
2.70%	-	-	-	130	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$861,565	664,495	632,805	155,584	5,200	94,521	25,716	3,292,462

	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP

0.95%	$-	53,386	-	1,580	7,511	6,491	9,989	25,674
1.00%	-	20,628	-	-	-	-	3,473	14,957
1.05%	-	2,623	-	-	17	52	2,072	4,114
1.10%	-	13,876	-	2,495	7,524	3,928	564	1,039
1.15%	-	9,483	-	2,047	3,153	682	49	125
1.20%	-	21,949	-	27	155	129	1,457	2,661
1.25%	-	3,565	3,311	220	659	272	29	975
1.30%	-	3,956	-	393	1,731	987	-	297
1.35%	-	10,719	-	216	1,159	927	-	-
1.40%	-	14,870	-	249	7,369	3,866	-	102
1.45%	-	1,544	-	1,266	1,457	1,125	-	57
1.50%	23,123	2,021	-	73	127	86	-	807
1.55%	-	11,709	-	923	5,560	1,801	-	-
1.60%	5,185	4,044	-	3,553	3,534	4,105	-	6
1.65%	11,593	3,029	-	2,342	358	725	-	285
1.70%	-	679	-	4,443	27	17	-	-
1.75%	4,123	526	-	11	258	330	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.80%	6,434	519	-	-	-	-	-	-
1.85%	-	3,395	-	-	4,135	5,245	-	-
1.90%	6,878	-	-	-	1,463	1,320	-	-
1.95%	16,777	113	-	-	-	-	-	-
2.00%	2,625	682	-	-	-	-	-	-
2.05%	10,020	759	-	-	-	419	-	-
2.10%	7,633	27	-	-	-	-	-	-
2.15%	843	276	-	-	-	-	-	-
2.20%	5,292	1,062	-	-	-	-	-	-
2.25%	-	5	3,854	-	-	-	-	-
2.30%	-	32	-	-	-	-	-	-
2.35%	1,856	-	-	-	-	-	-	-
2.40%	-	3	-	-	-	-	-	-
2.45%	1,951	49	-	-	-	-	-	-
2.50%	47	-	-	-	-	-	-	-
2.55%	-	14	-	-	-	-	-	-
2.60%	1,515	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$105,895	185,543	7,165	19,838	46,197	32,507	17,633	51,099

	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS

0.95%	$30,695	108,137	1,747,958	260,757	-	803	895	-
1.00%	13,781	32,996	783,713	103,352	-	-	-	-
1.05%	7,170	3,077	152,480	30,786	-	-	-	-
1.10%	1,573	41,417	475,592	80,523	-	219	184	-
1.15%	397	25,490	247,820	41,283	-	-	66	-
1.20%	12,330	60,068	814,310	129,475	-	-	-	-
1.25%	1,344	14,100	132,165	22,490	-	30	-	-
1.30%	2,079	9,325	157,928	24,088	-	-	-	-
1.35%	212	22,151	206,314	26,308	-	67	-	-
1.40%	248	40,627	367,539	79,592	-	281	1,577	-
1.45%	21	3,328	47,596	6,969	-	-	-	-
1.50%	554	3,298	47,266	11,035	7,239	-	-	668
1.55%	-	23,231	192,047	41,816	-	656	2,199	-
1.60%	-	13,165	125,932	20,667	5,357	-	-	-
1.65%	92	7,451	63,722	18,020	5,535	-	-	425
1.70%	10	2,685	37,497	3,642	-	-	-	-
1.75%	-	3,891	30,583	3,234	3,068	-	-	532
1.80%	143	2,875	33,925	6,423	697	-	-	88
1.85%	6	3,481	27,838	3,528	-	2,949	-	-
1.90%	-	2,581	13,021	717	691	-	-	-
1.95%	-	473	8,443	643	3,184	-	-	1,268
2.00%	-	2,742	14,152	884	73	-	-	-
2.05%	-	6,871	41,317	3,580	15,924	-	-	766
2.10%	-	157	1,604	1,048	5,078	-	-	417
2.15%	-	97	3,090	630	-	-	-	63
2.20%	-	1,268	7,623	432	2,484	-	-	1,787
2.25%	-	13	9,715	1,259	-	-	-	-
2.30%	-	276	2,791	55	-	-	-	-
2.35%	-	-	70	-	77	-	-	-
2.40%	-	5	44	179	-	-	-	-
2.45%	-	-	-	55	2,783	-	-	-
2.50%	-	-	-	-	765	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	584	-	-	213
2.65%	-	-	14	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,655	435,276	5,794,109	923,470	53,539	5,005	4,921	6,227

	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS

0.95%	$-	-	13,010	570,026	-	1,416,700	-	923,803
1.00%	-	-	10,227	141,595	-	577,141	-	497,868
1.05%	-	-	511	31,779	-	115,383	-	88,928
1.10%	-	-	2,784	209,854	-	423,346	-	257,459
1.15%	-	-	1,255	111,953	-	214,244	-	109,322
1.20%	-	-	8,913	345,882	-	721,597	-	517,798
1.25%	-	-	758	58,252	-	107,906	-	85,431
1.30%	-	-	1,472	59,691	-	94,818	-	75,975
1.35%	-	-	1,637	96,477	-	193,286	-	104,184
1.40%	-	-	8,219	292,134	-	505,304	-	238,827
1.45%	-	-	1,248	21,051	-	39,883	-	24,027
1.50%	1,183	17,703	225	24,390	26,794	56,139	43,197	40,136
1.55%	-	-	1,554	164,038	-	299,483	-	108,302
1.60%	3,897	2,791	348	116,744	8,953	162,823	12,580	48,132
1.65%	655	11,805	1,176	45,411	22,453	108,914	25,180	58,217
1.70%	-	-	97	29,281	-	23,973	-	23,210
1.75%	130	3,532	330	49,618	8,055	59,110	13,680	17,731
1.80%	175	954	27	24,028	2,003	38,755	9,662	18,808
1.85%	-	-	897	28,993	-	46,114	-	12,352
1.90%	-	255	-	14,085	3,457	6,505	10,185	5,243
1.95%	4,056	6,373	152	1,316	22,483	8,122	32,543	3,284
2.00%	-	368	644	12,324	614	14,992	435	18,008
2.05%	2,482	5,295	220	26,250	10,519	35,061	8,617	8,463
2.10%	2,088	9,593	-	1,856	15,554	678	23,851	379
2.15%	80	1,817	25	1,403	258	2,265	650	1,790
2.20%	1,753	2,863	30	4,849	7,580	6,690	16,868	4,072
2.25%	-	-	5	3,138	-	9,381	-	2,338
2.30%	-	-	12	666	-	2,421	-	299
2.35%	-	394	-	37	1,082	-	554	39
2.40%	-	-	7	163	-	2,935	-	44
2.45%	-	1,431	24	31	916	1,748	2,507	-
2.50%	-	6,139	-	719	1,838	-	2,361	62
2.55%	-	-	-	-	-	179	-	-
2.60%	-	324	-	730	5,003	-	6,858	-
2.65%	-	-	-	32	-	66	-	-
2.70%	-	-	-	55	-	119	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,499	71,637	55,807	2,488,851	137,562	5,296,081	209,728	3,294,531

	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2

0.95%	$-	318,417	82,944	143,816	-	230,370	1,861,558	-
1.00%	-	134,584	22,041	75,545	-	63,779	809,415	-
1.05%	-	32,666	6,453	14,261	-	11,538	124,508	-
1.10%	-	79,322	19,772	20,318	-	64,703	531,126	-
1.15%	-	32,295	8,894	9,729	-	37,206	264,182	-
1.20%	-	132,886	57,147	80,701	-	152,777	1,030,198	-
1.25%	-	18,649	7,398	11,898	-	20,605	157,118	-
1.30%	-	26,442	10,273	9,578	-	17,967	164,504	-
1.35%	-	22,893	10,657	7,091	-	25,883	232,476	-
1.40%	-	75,142	36,760	10,465	-	92,238	562,473	-
1.45%	-	6,006	3,735	3,252	-	4,062	56,268	-
1.50%	13,636	11,098	1,962	3,717	23,558	9,438	71,745	54,723
1.55%	-	36,950	13,025	7,027	-	42,099	256,494	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.60%	5,262	25,423	5,548	1,142	9,772	21,070	145,170	12,553
1.65%	12,079	15,540	3,614	3,435	23,643	18,283	116,906	37,131
1.70%	-	6,474	1,057	2,098	-	3,910	37,223	-
1.75%	5,710	21,421	1,678	1,331	7,674	12,253	66,525	19,548
1.80%	2,921	7,723	1,008	1,436	3,240	6,778	47,234	7,458
1.85%	-	6,730	2,058	1,070	-	11,062	56,429	-
1.90%	1,529	344	617	525	6,506	711	13,743	9,419
1.95%	5,556	139	113	16	29,085	306	7,392	48,702
2.00%	448	4,073	353	227	1,365	2,581	26,376	2,478
2.05%	11,004	3,545	1,487	1,089	15,223	3,186	33,414	19,664
2.10%	12,761	954	169	28	20,351	1,079	4,341	34,588
2.15%	111	475	722	-	621	252	3,778	2,009
2.20%	11,000	2,413	777	807	13,268	2,251	6,437	25,606
2.25%	-	11	6	-	-	397	45,796	-
2.30%	-	2	-	-	-	817	4,806	-
2.35%	-	-	-	-	267	-	-	2,731
2.40%	-	-	27	-	-	-	10,297	-
2.45%	3,146	75	4	-	3,297	85	845	1,101
2.50%	1,249	-	-	-	4,171	-	1,191	3,097
2.55%	-	81	-	-	-	-	723	-
2.60%	2,264	-	-	-	2,059	-	887	3,283
2.65%	-	-	-	-	-	-	280	-
2.70%	-	-	-	-	-	-	28	-
2.85%	-	-	-	-	-	-	13	-

Totals	$88,676	1,022,773	300,299	410,602	164,100	857,686	6,751,899	284,091

	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S

0.95%	$219,354	157,109	112,103	-	58,988	-	131,809	32,879
1.00%	54,235	82,153	38,442	-	22,029	-	64,152	14,135
1.05%	10,893	21,967	5,311	-	3,331	-	8,288	1,180
1.10%	64,616	23,395	36,425	-	19,073	-	35,148	9,611
1.15%	26,325	6,851	17,456	-	11,250	-	19,400	3,345
1.20%	102,159	48,101	70,872	-	32,086	-	76,240	9,782
1.25%	22,621	7,641	8,173	8,609	7,686	-	14,236	4,164
1.30%	25,937	8,227	11,840	-	6,444	-	10,107	4,492
1.35%	18,174	6,362	13,537	-	10,080	-	25,771	407
1.40%	67,483	14,050	34,117	-	31,834	-	38,343	18,253
1.45%	5,018	2,211	4,200	-	2,272	-	5,893	159
1.50%	7,822	4,333	3,191	34,180	862	7,116	5,042	430
1.55%	27,085	9,474	23,669	-	13,648	-	32,403	7,707
1.60%	31,153	3,207	12,631	12,311	11,322	1,794	12,666	989
1.65%	17,352	6,437	14,240	25,458	4,904	1,498	8,182	3,468
1.70%	2,740	1,361	5,903	-	3,308	-	2,193	168
1.75%	7,815	1,458	1,812	11,142	4,245	2,221	2,549	799
1.80%	7,850	612	1,851	3,663	1,961	1,296	3,943	600
1.85%	9,982	1,224	8,244	-	1,906	-	6,319	2,004
1.90%	2,029	488	2,075	5,806	247	603	447	-
1.95%	475	124	1,836	26,644	400	5,768	1,508	-
2.00%	2,982	166	5,975	3,585	858	41	5,857	1,534
2.05%	3,180	1,005	2,092	24,821	784	2,890	3,863	616
2.10%	1,369	-	431	25,501	692	6,811	553	-
2.15%	297	410	1,348	879	985	399	1,451	-
2.20%	909	38	413	13,475	483	2,006	1,022	-
2.25%	15,365	-	290	16,449	1,370	-	607	-
2.30%	-	-	3,059	-	116	-	3,861	-
2.35%	-	-	-	1,231	-	-	-	-
2.40%	6	-	7,646	-	23	-	10,165	-
2.45%	-	-	-	3,487	-	-	79	-
2.50%	-	-	-	6,477	147	623	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.55%	-	-	545	-	-	-	753	-
2.60%	-	-	-	2,779	-	1,128	-	-
2.65%	-	-	215	-	-	-	303	-
2.70%	-	-	-	-	-	-	132	-
2.85%	-	-	-	-	-	-	-	-

Totals	$755,226	408,404	449,942	226,497	253,334	34,194	533,285	116,722

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3

0.95%	$-	16,367	-	8,595	-	33,823	-	46,778
1.00%	-	9,165	-	2,521	-	16,895	-	14,869
1.05%	-	1,599	-	-	-	2,923	-	1,959
1.10%	-	7,561	-	6,462	-	7,344	-	11,798
1.15%	-	1,721	-	4,000	-	4,515	-	7,058
1.20%	-	11,109	-	4,634	-	17,776	-	25,548
1.25%	345	2,267	639	1,282	1,925	8,382	877	9,697
1.30%	-	192	-	85	-	1,347	-	2,071
1.35%	-	1,885	-	2,284	-	5,666	-	3,443
1.40%	-	8,025	-	2,818	-	14,016	-	16,096
1.45%	-	28	-	159	-	3,094	-	317
1.50%	-	1,585	-	-	-	424	-	1,040
1.55%	-	8,118	-	1,217	-	5,881	-	9,607
1.60%	-	70	-	44	-	5,159	-	4,383
1.65%	-	780	-	240	-	1,538	-	1,676
1.70%	-	94	-	216	-	626	-	849
1.75%	-	362	-	126	-	938	-	1,130
1.80%	-	2,236	-	1,615	-	1,164	-	1,172
1.85%	-	3,255	-	493	-	1,156	-	2,768
1.90%	-	-	-	-	-	1,802	-	477
1.95%	-	-	-	-	-	76	-	74
2.00%	-	-	-	15	-	665	-	309
2.05%	-	49	-	-	-	5,196	-	914
2.10%	-	-	-	45	-	35	-	129
2.15%	-	-	-	-	-	-	-	1
2.20%	-	-	-	-	-	383	-	286
2.25%	-	-	543	-	4,050	-	-	-
2.30%	-	412	-	-	-	21	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$345	76,880	1,182	36,851	5,975	140,845	877	164,449

	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP

0.95%	$778	157,211	130,865	-	61,949	619,879	199,006	309,882
1.00%	175	46,801	54,334	-	20,216	29,397	9,271	14,486
1.05%	-	9,874	13,493	-	1,072	6,501	2,151	6,847
1.10%	31	34,486	35,327	-	14,544	742,059	182,418	281,040
1.15%	110	21,887	15,933	-	8,142	335,370	96,413	119,476
1.20%	1,101	83,551	106,216	-	33,253	31,131	7,791	12,071
1.25%	61	9,858	17,816	8,157	10,193	43,913	13,675	16,887
1.30%	-	17,162	28,133	-	2,049	6,348	3,278	5,113
1.35%	111	23,040	25,550	-	4,613	24,406	5,331	8,630
1.40%	1,277	41,567	62,491	-	21,090	666,215	174,426	299,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.45%	18	2,671	11,347	-	1,955	101,747	23,469	30,477
1.50%	56	1,818	4,261	-	1,303	25,903	4,973	12,639
1.55%	34	11,402	46,365	-	6,870	605,675	138,867	193,570
1.60%	46	12,593	10,317	-	7,494	249,755	70,377	110,779
1.65%	62	4,594	15,303	-	3,325	55,345	15,728	17,660
1.70%	-	5,420	5,612	-	1,809	29,067	11,019	18,346
1.75%	-	2,168	9,092	-	464	8,421	7,187	6,332
1.80%	-	7,594	2,846	-	2,187	32,343	11,804	14,910
1.85%	-	7,095	10,579	-	2,062	92,405	18,790	35,229
1.90%	-	1,673	923	-	1,204	20,096	4,298	5,932
1.95%	-	2,024	1,207	-	315	25,697	6,316	11,415
2.00%	-	8,094	7,164	-	1,634	50,788	10,695	16,586
2.05%	-	2,813	3,950	-	1,509	15,775	3,797	7,938
2.10%	-	887	480	-	149	5,761	2,046	2,416
2.15%	-	2,076	658	-	146	1,104	197	837
2.20%	-	1,389	644	-	768	426	63	176
2.25%	-	527	5,469	5,674	20	2,569	1,130	2,949
2.30%	-	4,985	2,045	-	263	2,073	362	476
2.35%	-	-	-	-	-	-	-	-
2.40%	109	12,410	4,387	-	766	16,850	1,845	94
2.45%	-	25	-	-	9	2,153	-	6,608
2.50%	-	-	-	-	-	12	-	-
2.55%	-	945	351	-	21	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	336	123	-	27	-	-	-
2.70%	-	152	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,969	539,128	633,281	13,831	211,421	3,849,184	1,026,723	1,568,991

	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P

0.95%	$462,174	74,064	15,239	90,183	508,997	171,996	135,942	52,053
1.00%	22,604	2,977	1,463	3,997	25,721	6,869	5,263	1,277
1.05%	4,592	1,707	147	587	5,206	2,305	2,137	389
1.10%	478,637	85,885	27,899	124,275	506,755	200,757	158,095	71,595
1.15%	178,802	38,654	14,817	53,188	223,544	90,042	62,907	31,393
1.20%	17,001	2,283	623	4,673	19,383	8,105	5,773	2,625
1.25%	27,462	6,424	2,266	8,463	28,818	15,441	7,388	3,913
1.30%	4,153	949	60	1,244	7,245	2,038	288	356
1.35%	15,730	2,783	2,055	3,956	17,630	4,275	3,179	2,559
1.40%	477,231	84,442	27,525	141,208	532,921	149,362	180,608	87,632
1.45%	60,741	9,507	1,707	10,689	78,436	11,962	13,765	3,270
1.50%	18,055	3,272	538	4,085	23,962	6,619	10,437	3,189
1.55%	388,111	68,283	37,999	162,583	401,208	120,524	140,215	69,103
1.60%	187,647	36,337	7,735	40,689	215,400	61,093	68,956	19,520
1.65%	49,045	7,379	676	4,191	57,070	6,432	7,681	1,509
1.70%	17,821	3,060	426	9,116	20,384	9,599	5,361	2,420
1.75%	4,522	708	208	562	8,806	3,968	1,061	333
1.80%	23,387	4,109	960	8,004	24,438	7,567	8,175	1,792
1.85%	49,807	9,533	2,985	27,159	53,213	15,839	16,005	7,437
1.90%	11,389	4,785	672	3,096	12,754	2,822	3,331	370
1.95%	25,580	2,639	-	5,968	28,063	8,757	16,942	1,374
2.00%	37,180	4,797	2,939	19,160	34,642	8,330	17,786	6,425
2.05%	8,354	2,318	1,263	5,185	13,119	5,412	1,922	396
2.10%	6,760	319	380	1,257	6,260	1,628	1,293	593
2.15%	214	317	-	268	1,247	239	108	-
2.20%	216	104	-	139	63	108	-	33
2.25%	6,721	347	-	1,331	6,128	1,092	4,230	676
2.30%	1,651	180	-	154	2,038	141	796	-
2.35%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.40%	2,237	-	-	2,058	2,340	-	545	-
2.45%	69	-	-	-	-	58	85	-
2.50%	9	-	-	11	6	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,587,902	458,162	150,582	737,479	2,865,797	923,389	880,274	372,232

	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV

0.95%	$8,185	25,936	113,857	16,127	25,838	224,206	195,827	19,637
1.00%	169	765	9,914	525	1,750	6,640	6,699	856
1.05%	195	224	4,519	402	95	1,802	2,290	235
1.10%	12,690	31,612	99,199	23,571	39,834	260,399	219,527	26,969
1.15%	4,030	16,296	51,037	7,411	18,004	92,531	94,665	9,316
1.20%	804	1,720	3,958	987	1,345	10,926	9,163	1,135
1.25%	953	1,996	7,262	1,702	1,431	11,573	12,196	2,585
1.30%	184	103	587	82	179	1,246	674	30
1.35%	291	749	2,120	405	1,982	9,677	9,050	1,294
1.40%	12,804	36,174	139,274	22,098	40,035	268,572	246,573	16,383
1.45%	333	3,135	28,940	868	1,206	13,875	10,137	1,650
1.50%	435	924	9,506	599	1,738	10,695	10,317	721
1.55%	10,827	29,174	102,852	18,061	49,797	244,695	200,375	26,074
1.60%	4,391	8,605	57,508	3,916	11,797	109,086	92,815	9,719
1.65%	613	2,575	11,163	662	1,428	9,679	10,456	842
1.70%	98	1,462	6,355	395	1,031	7,868	9,264	635
1.75%	184	155	702	157	61	2,583	654	96
1.80%	100	1,346	6,178	1,241	3,031	10,513	9,976	1,042
1.85%	1,343	4,659	9,876	2,484	6,350	37,583	32,543	1,503
1.90%	219	616	3,281	160	209	4,192	3,114	50
1.95%	129	1,108	3,864	216	145	14,337	12,623	825
2.00%	651	2,280	17,885	413	2,699	18,353	17,502	799
2.05%	240	244	3,963	5	719	5,931	2,379	557
2.10%	-	1,460	1,893	-	807	1,950	1,226	-
2.15%	-	310	34	283	-	269	306	129
2.20%	34	-	-	60	66	104	61	-
2.25%	-	203	7,206	75	707	1,755	2,907	-
2.30%	-	364	18	-	-	699	620	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	735	-	-	2,153	1,631	-
2.45%	-	-	-	-	-	1,063	69	-
2.50%	-	4	-	4	7	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$59,902	174,199	703,686	102,909	212,291	1,384,958	1,215,642	123,082

	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2

0.95%	$152,203	-	560,838	84,722	40,069	7,387	353,951	331,363
1.00%	993	-	301,345	54,971	13,290	3,599	210,964	128,683
1.05%	1,985	-	31,014	6,546	1,768	23	24,835	17,878
1.10%	223,429	-	152,830	17,211	12,887	1,349	100,556	146,933
1.15%	97,618	-	67,147	8,715	7,712	168	44,575	55,737
1.20%	6,402	-	349,971	41,224	32,779	2,493	210,599	267,437
1.25%	9,365	619	55,021	6,709	10,362	415	26,874	48,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.30%	3,483	-	88,831	8,579	2,928	26	34,033	28,003
1.35%	8,324	-	61,807	4,004	6,662	191	17,856	60,635
1.40%	207,390	-	149,028	8,462	10,991	3,108	49,611	144,390
1.45%	32,989	-	20,694	3,015	705	432	11,434	9,654
1.50%	8,987	-	37,370	3,874	1,170	249	17,437	14,987
1.55%	186,577	-	85,856	4,310	9,869	833	27,170	72,865
1.60%	116,167	-	38,885	1,160	1,684	2,520	8,426	45,308
1.65%	23,647	-	43,446	2,500	6,673	487	10,980	33,727
1.70%	6,582	-	8,844	593	613	174	3,033	11,055
1.75%	2,767	-	12,187	131	2,637	26	1,277	15,948
1.80%	14,366	-	17,352	767	1,263	198	6,953	7,990
1.85%	30,415	-	11,640	200	1,516	1,675	2,589	11,470
1.90%	3,739	-	5,440	210	332	1,236	27	3,637
1.95%	14,536	-	2,014	77	11	431	945	4,542
2.00%	18,835	-	5,369	148	600	18	1,295	9,672
2.05%	7,649	-	9,842	1,240	1,126	782	1,596	8,692
2.10%	1,844	-	1,335	-	128	-	14	1,560
2.15%	380	-	2,419	-	59	56	16	3,503
2.20%	111	-	2,159	100	315	1,221	2,307	1,940
2.25%	1,480	-	2,599	7	144	296	514	1,268
2.30%	885	-	1,521	-	220	-	-	7,045
2.35%	-	-	48	6	33	-	-	-
2.40%	2,323	-	5,349	-	47	-	-	17,867
2.45%	1,160	-	11	-	-	-	-	-
2.50%	-	-	1,028	-	-	301	123	58
2.55%	-	-	342	-	-	-	-	1,382
2.60%	-	-	594	-	-	-	-	-
2.65%	-	-	118	-	-	-	-	493
2.70%	-	-	20	-	-	-	-	121
2.85%	-	-	-	-	-	-	-	-

Totals	$1,186,631	619	2,134,314	259,481	168,593	29,694	1,169,990	1,514,733

	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2

0.95%	$59,868	112,818	-	-	-	126,018	111,776	88,162
1.00%	20,325	43,148	-	-	-	31,956	40,508	26,677
1.05%	3,962	5,245	-	-	-	3,760	10,032	11,743
1.10%	16,705	32,855	-	-	-	22,055	27,041	21,309
1.15%	7,358	19,355	-	-	-	11,169	35,127	15,763
1.20%	38,856	113,357	-	-	-	61,961	84,173	113,618
1.25%	5,107	13,212	2,635	-	-	10,152	11,392	7,695
1.30%	12,951	9,694	-	-	-	10,108	29,024	11,713
1.35%	7,471	18,186	-	-	-	8,749	13,520	21,343
1.40%	17,147	39,470	-	-	-	22,162	66,160	62,294
1.45%	552	3,255	-	-	-	4,761	2,519	1,980
1.50%	3,641	13,988	-	7,018	2,025	14,424	7,396	4,678
1.55%	11,102	22,111	-	-	-	32,333	19,143	11,611
1.60%	5,845	12,317	-	2,333	817	10,328	10,579	8,163
1.65%	2,586	6,797	-	7,922	2,778	21,882	9,581	9,846
1.70%	1,616	1,300	-	-	-	3,694	4,178	926
1.75%	871	8,021	-	2,925	693	7,006	6,961	858
1.80%	1,798	3,849	-	1,537	560	1,781	2,493	2,365
1.85%	1,720	1,901	-	-	-	3,270	6,943	6,269
1.90%	589	644	-	1,689	528	5,439	1,114	3,335
1.95%	62	3,784	-	5,929	4,321	9,503	334	123
2.00%	651	1,203	-	-	-	7,835	3,242	2,195
2.05%	2,493	1,436	-	3,943	2,447	12,207	13,854	1,691
2.10%	5	6,355	-	4,096	2,820	5,144	195	43
2.15%	-	161	-	-	-	3,787	468	1,204
2.20%	1,475	1,343	-	1,613	1,401	9,823	1,385	40
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.25%	-	2,671	66	-	-	4,440	19,536	8,293
2.30%	313	-	-	-	-	5,990	-	437
2.35%	-	288	-	-	141	298	33	34
2.40%	-	-	-	-	-	15,855	1,138	1,986
2.45%	-	-	-	129	446	1,067	-	-
2.50%	-	-	-	1,700	315	1,396	-	-
2.55%	-	-	-	-	-	1,157	-	147
2.60%	-	-	-	810	113	424	-	-
2.65%	-	-	-	-	-	471	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$225,069	498,764	2,701	41,644	19,405	492,405	539,845	446,541

	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$74,135	88,463	19,404	2,067	2,642	3,456	5,095	7,042
1.00%	20,345	29,124	8,054	147	418	706	406	1,738
1.05%	4,428	9,823	1,591	-	315	-	-	-
1.10%	22,722	30,724	5,437	26	2,467	825	320	1,716
1.15%	14,260	16,854	3,526	24	279	397	800	520
1.20%	56,411	70,390	22,243	4,063	6,002	444	996	6,537
1.25%	11,491	14,434	6,061	98	50	797	436	703
1.30%	33,006	19,041	2,007	-	233	1,679	-	2,630
1.35%	11,005	24,598	7,970	-	1,090	2,201	427	2,427
1.40%	45,084	54,018	7,161	805	743	803	5,839	957
1.45%	136	1,161	229	-	-	-	-	96
1.50%	286	3,654	226	44	-	-	-	300
1.55%	11,231	14,328	4,366	-	-	16,410	98	607
1.60%	4,899	13,854	1,081	-	2,146	3,147	816	891
1.65%	7,994	7,947	2,677	683	1,347	-	351	5
1.70%	1,014	918	-	-	-	-	22	-
1.75%	1,689	3,788	82	-	-	-	-	-
1.80%	1,572	2,003	328	-	-	139	84	-
1.85%	9,102	2,650	726	-	-	-	61	112
1.90%	421	585	292	-	-	-	-	-
1.95%	160	-	-	-	-	-	-	-
2.00%	138	1,443	140	-	-	-	96	-
2.05%	2,634	1,197	2	-	-	-	263	-
2.10%	154	96	-	-	-	-	-	-
2.15%	93	192	-	-	-	-	-	-
2.20%	193	792	19	-	-	-	-	-
2.25%	-	10,791	3,515	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	42	41	64	-	-	-	-	-
2.40%	-	-	1,102	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$334,645	422,909	98,303	7,957	17,732	31,004	16,110	26,281

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3

0.95%	$2,848	1,214	1,822	-	174,274	97,686	11,530	298,662
1.00%	819	1,110	343	-	66,594	28,443	4,072	104,779
1.05%	-	180	698	-	16,616	3,696	173	12,411
1.10%	216	1,078	102	-	56,104	27,032	7,718	82,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.15%	30	-	521	-	33,417	15,249	2,484	50,399
1.20%	4,608	955	159	-	66,027	86,346	2,253	160,571
1.25%	1,880	1,233	5	-	12,380	15,875	2,808	25,347
1.30%	505	1,326	91	-	19,153	14,538	535	25,067
1.35%	241	1,608	27	-	17,573	9,993	570	46,091
1.40%	716	1,821	189	-	54,219	41,043	2,517	112,876
1.45%	2	-	-	-	4,028	2,246	915	8,267
1.50%	-	-	3	5	8,659	7,152	639	9,407
1.55%	2	1,143	157	-	28,542	18,778	1,368	41,944
1.60%	-	-	17	42	19,071	7,822	683	28,401
1.65%	14	-	-	-	10,314	4,435	452	18,103
1.70%	-	-	34	-	4,870	11,652	340	5,213
1.75%	-	-	-	-	13,970	2,434	-	24,376
1.80%	114	301	-	-	9,582	4,296	297	7,776
1.85%	-	19	15	-	6,872	6,986	744	7,772
1.90%	-	-	-	-	923	750	64	1,488
1.95%	-	-	-	124	555	469	-	1,689
2.00%	-	-	23	-	1,636	1,666	-	11,024
2.05%	-	-	112	-	2,287	1,784	1,024	6,221
2.10%	-	-	-	-	474	104	365	1,351
2.15%	-	-	-	-	304	956	22	844
2.20%	-	-	-	-	332	1,647	-	4,929
2.25%	195	572	170	-	15	92	-	778
2.30%	-	-	-	-	283	1,346	-	6,105
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	2,710	-	6,068
2.45%	-	-	-	-	-	-	-	79
2.50%	-	-	-	258	-	-	-	-
2.55%	-	-	-	-	-	183	-	387
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	66	-	172
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$12,190	12,560	4,488	429	629,074	417,475	41,573	1,111,463

	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3

0.95%	$-	-	53,518	4,079	125,900	-	51,179	33,383
1.00%	-	-	41,186	267	59,410	-	24,022	13,819
1.05%	-	-	2,340	279	8,707	-	6,296	2,210
1.10%	-	-	11,998	2,247	27,761	-	9,763	10,717
1.15%	-	-	8,615	1,464	19,885	-	2,012	5,129
1.20%	-	-	38,783	795	107,818	-	17,929	21,239
1.25%	-	776	3,849	425	9,067	188	4,517	3,752
1.30%	-	-	4,267	62	19,951	-	7,359	6,457
1.35%	-	-	5,056	572	18,063	-	2,054	5,270
1.40%	-	-	33,348	1,296	53,061	-	5,263	12,644
1.45%	-	-	2,081	54	6,334	-	524	1,046
1.50%	6,931	-	1,525	270	7,887	-	1,167	175
1.55%	-	-	15,785	1,225	24,994	-	2,765	7,517
1.60%	1,893	-	10,285	510	13,568	-	766	6,257
1.65%	1,625	-	4,294	149	6,773	-	1,175	1,524
1.70%	-	-	1,528	-	6,221	-	105	1,543
1.75%	1,853	-	2,237	-	3,165	-	624	1,582
1.80%	-	-	1,159	254	1,976	-	1,518	1,359
1.85%	-	-	6,314	217	8,295	-	324	359
1.90%	1,108	-	1,103	-	4,153	-	-	-
1.95%	5,056	-	1,377	-	849	-	-	74
2.00%	359	-	8,855	-	3,077	-	-	721
2.05%	2,649	-	4,800	-	7,478	-	1,496	350

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.10%	2,384	-	265	-	671	-	48	95
2.15%	818	-	418	-	287	-	-	1
2.20%	4,752	-	982	-	2,025	-	83	599
2.25%	-	-	746	-	101	-	-	-
2.30%	-	-	1,797	-	4,828	-	-	151
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	3,443	-	3,516	-	-	-
2.45%	104	-	-	-	93	-	-	-
2.50%	728	-	-	-	-	-	-	-
2.55%	-	-	196	-	148	-	-	-
2.60%	821	-	-	-	-	-	-	-
2.65%	-	-	92	-	120	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$31,081	776	272,242	14,165	556,182	188	140,989	137,973

	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8

0.95%	$-	18,650	1,444,385	-	169,770	-	55,364	16,030
1.00%	-	4,519	501,503	-	86,611	-	27,715	2,928
1.05%	-	1,165	109,059	-	23,818	-	2,921	301
1.10%	-	5,239	404,212	-	29,516	-	18,423	1,890
1.15%	-	4,048	203,455	-	13,367	-	15,316	1,611
1.20%	-	12,323	643,155	-	30,834	-	27,331	3,724
1.25%	208	751	102,151	-	6,412	1,063	3,747	746
1.30%	-	1,448	98,227	-	26,132	-	3,159	78
1.35%	-	1,191	137,478	-	7,689	-	9,101	777
1.40%	-	9,894	484,716	-	19,499	-	23,498	1,668
1.45%	-	148	31,091	-	1,379	-	3,404	235
1.50%	-	168	43,426	46,366	3,123	-	4,723	186
1.55%	-	5,146	295,318	-	9,870	-	22,162	1,402
1.60%	-	3,566	142,437	14,614	1,669	-	6,128	1,231
1.65%	-	1,625	67,292	27,360	2,191	-	7,411	875
1.70%	-	312	31,742	-	538	-	1,748	20
1.75%	-	1,359	50,160	12,866	1,871	-	3,922	-
1.80%	-	967	31,754	7,715	601	-	3,275	19
1.85%	-	559	35,397	-	1,088	-	2,510	76
1.90%	-	431	9,435	6,602	8	-	3,519	-
1.95%	-	214	12,610	40,178	-	-	3,717	-
2.00%	-	174	27,977	587	161	-	952	75
2.05%	-	4,019	40,712	20,465	243	-	4,936	112
2.10%	-	-	1,613	37,871	-	-	1,419	-
2.15%	-	8	2,083	363	558	-	224	-
2.20%	-	316	4,047	20,742	178	-	2,497	199
2.25%	-	96	20,250	-	169	-	175	-
2.30%	-	734	2,290	-	-	-	-	-
2.35%	-	-	-	364	-	-	294	-
2.40%	-	851	2,629	-	-	-	118	-
2.45%	-	-	1,364	3,903	208	-	205	-
2.50%	-	-	4	2,315	4	-	-	-
2.55%	-	-	213	-	-	-	78	-
2.60%	-	-	16	4,915	-	-	2,370	-
2.65%	-	25	53	-	-	-	20	-
2.70%	-	-	7	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$208	79,946	4,982,261	247,226	437,507	1,063	262,382	34,183

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF

0.95%	$134,456	192,203	777,346	375,373	304,017	234,268	249	144,356
1.00%	25,841	34,058	240,220	103,650	80,048	96,967	5	61,114
1.05%	17,241	5,542	48,530	14,312	19,072	20,738	-	9,097
1.10%	63,831	69,925	355,685	250,159	165,184	92,564	391	42,634
1.15%	43,236	55,070	294,036	170,205	87,916	35,159	16	23,613
1.20%	92,461	122,882	396,236	232,226	146,794	140,731	189	83,865
1.25%	66,240	26,311	210,411	121,475	60,539	17,989	16	16,350
1.30%	10,154	14,272	55,435	26,357	32,222	20,708	61	14,516
1.35%	30,611	53,648	98,711	74,087	41,567	28,991	-	14,337
1.40%	88,695	121,128	629,169	368,019	180,362	110,446	27	49,026
1.45%	8,825	5,307	34,098	18,740	13,138	7,886	-	3,595
1.50%	18,994	38,954	138,190	89,767	62,511	6,101	-	7,828
1.55%	47,926	80,920	305,691	151,812	121,679	60,403	20	27,654
1.60%	33,096	79,059	283,160	147,818	122,781	17,642	92	14,663
1.65%	31,553	33,231	154,165	101,004	53,333	26,906	16	6,360
1.70%	6,468	9,937	40,506	23,590	22,590	3,689	-	2,662
1.75%	18,354	22,924	162,885	61,624	62,006	9,486	-	2,473
1.80%	17,526	4,683	82,871	33,077	39,636	4,774	-	6,155
1.85%	6,672	11,768	78,166	66,841	17,937	5,431	-	3,549
1.90%	324	464	14,966	6,542	5,230	505	-	522
1.95%	24,983	8,274	42,859	44,889	13,480	1,987	-	252
2.00%	6,828	9,484	25,701	61,950	12,671	3,005	-	3,192
2.05%	24,169	10,962	115,231	28,278	23,276	6,140	-	1,779
2.10%	9,455	8,459	70,031	42,622	30,485	168	-	1,067
2.15%	1,983	3,151	14,492	8,793	11,525	1,570	-	847
2.20%	15,059	6,523	82,808	62,121	32,696	438	-	216
2.25%	4,862	10,090	102,229	84,931	5,749	214	32	2,785
2.30%	3,093	-	2,060	2,616	1,280	319	-	83
2.35%	-	300	7,076	1,956	318	36	-	-
2.40%	606	8	1,466	-	50	225	-	1,205
2.45%	1,785	79	3,888	2,375	2,323	-	-	42
2.50%	-	153	9,398	3,554	7,086	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	14,560	2,600	6,345	11,649	8,061	-	-	-
2.65%	55	29	30	32	29	-	-	52
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	989	-	-	-	-

Totals	$869,942	1,042,398	4,884,091	2,793,433	1,787,591	955,486	1,114	545,889

	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$510,416	2,080,867	8,283	-	130,722	-	198	-
1.00%	185,042	881,146	2,802	-	31,809	-	5	-
1.05%	28,975	185,692	252	-	5,931	-	-	-
1.10%	179,524	510,180	3,888	-	26,572	-	12	-
1.15%	104,126	244,998	1,605	-	20,125	-	-	-
1.20%	278,442	1,200,160	2,421	-	91,123	-	102	-
1.25%	47,201	128,841	1,530	47	9,368	4,958	-	-
1.30%	77,829	153,763	308	-	29,099	-	-	-
1.35%	76,037	206,987	756	-	17,012	-	-	-
1.40%	200,052	723,011	1,930	-	33,267	-	71	-
1.45%	21,879	56,136	61	-	1,809	-	4	-
1.50%	20,116	105,634	113	-	4,583	4,760	-	-
1.55%	131,124	345,025	1,954	-	17,008	-	-	-
1.60%	68,701	212,877	1,110	-	13,323	1,829	1	-
1.65%	39,161	158,649	243	-	7,652	2,074	-	-
1.70%	10,308	26,221	238	-	2,735	-	-	-
1.75%	22,605	66,323	275	-	3,429	2,529	-	-
1.80%	20,413	68,153	20	-	3,964	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.85%	27,825	62,019	114	-	2,493	-	-	-
1.90%	11,141	9,867	10	-	95	349	-	-
1.95%	3,121	24,489	-	-	23	1,606	-	-
2.00%	13,384	28,005	2	-	1,951	673	-	-
2.05%	26,920	54,326	52	-	4,005	1,756	-	-
2.10%	2,396	38,072	40	-	682	1,869	3	-
2.15%	713	15,686	-	-	487	542	-	-
2.20%	7,472	29,625	35	-	2,331	1,326	-	117
2.25%	4,111	11,692	-	-	62	-	-	-
2.30%	825	741	-	-	-	-	-	-
2.35%	-	1,506	-	-	-	596	-	-
2.40%	588	1,010	-	-	-	-	-	-
2.45%	1,387	2,609	-	-	-	78	-	-
2.50%	-	1,401	-	-	-	44	-	-
2.55%	-	41	-	-	-	-	-	-
2.60%	-	5,474	-	-	-	600	-	-
2.65%	-	48	-	-	-	-	-	-
2.70%	138	250	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,121,972	7,641,524	28,042	47	461,660	25,589	396	117

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$82	3,270	-	6,546	124,078	-	586,062	-
1.00%	-	1,099	-	2,221	45,101	-	183,211	-
1.05%	-	99	-	189	5,598	-	32,615	-
1.10%	39	1,531	-	3,120	51,718	-	200,021	-
1.15%	-	655	-	1,342	25,412	-	87,473	-
1.20%	200	769	2	1,651	79,278	-	289,873	-
1.25%	-	616	-	1,266	13,842	-	44,125	-
1.30%	24	114	-	243	13,767	-	37,412	-
1.35%	2	291	-	626	19,706	-	73,303	-
1.40%	13	885	-	1,541	47,590	-	218,765	-
1.45%	10	21	-	50	3,585	-	16,423	-
1.50%	-	35	-	92	4,882	2,820	26,207	8,683
1.55%	-	969	-	1,689	31,431	-	132,723	-
1.60%	14	407	-	925	17,646	524	71,270	2,383
1.65%	-	72	-	265	11,823	2,590	50,149	4,512
1.70%	-	96	-	200	4,974	-	15,387	-
1.75%	15	80	-	194	6,703	1,093	27,202	1,375
1.80%	-	7	-	16	5,234	75	18,412	61
1.85%	-	56	-	94	4,202	-	24,576	-
1.90%	76	6	-	7	1,429	365	5,819	1,130
1.95%	-	-	-	-	282	3,171	3,891	4,738
2.00%	-	2	-	2	7,375	18	25,478	224
2.05%	35	30	-	41	4,372	1,370	13,508	1,661
2.10%	-	11	-	32	753	3,021	1,839	5,133
2.15%	-	-	-	-	507	-	1,067	250
2.20%	32	10	-	28	1,215	736	7,549	3,980
2.25%	47	-	-	49	604	-	1,913	-
2.30%	-	-	-	-	30	-	314	-
2.35%	-	-	-	-	16	-	18	372
2.40%	-	-	-	-	119	-	917	-
2.45%	-	-	-	-	-	106	354	-
2.50%	-	-	-	-	-	585	-	772
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	138	-	1,390
2.65%	-	-	-	-	40	-	42	-
2.70%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.85%	-	-	-	-	-	-	11	-

Totals	$589	11,131	2	22,429	533,312	16,612	2,197,929	36,664

	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1

0.95%	$649,318	-	863,721	-	-	39,710	194	9,683
1.00%	240,554	-	463,185	-	-	11,067	241	2,826
1.05%	35,292	-	69,496	-	-	1,240	-	266
1.10%	161,493	-	177,202	-	-	7,969	7	3,829
1.15%	85,102	-	54,483	-	-	7,298	1	1,573
1.20%	313,840	-	165,796	-	-	17,001	16	1,917
1.25%	50,939	-	39,072	-	40	4,506	5	1,494
1.30%	50,078	-	26,283	-	-	3,662	16	317
1.35%	55,348	-	33,889	-	-	3,205	51	669
1.40%	176,306	-	125,081	-	-	9,791	339	1,987
1.45%	13,212	-	14,887	-	-	1,169	-	56
1.50%	24,763	11,026	16,516	3,005	-	2,391	-	88
1.55%	81,876	-	59,567	-	-	6,568	179	2,179
1.60%	46,123	8,197	29,128	1,775	-	3,337	-	985
1.65%	45,016	5,011	21,534	2,675	-	4,579	17	185
1.70%	8,480	-	5,764	-	-	783	-	203
1.75%	12,387	3,321	7,041	2,159	-	236	-	189
1.80%	19,341	4,101	5,057	741	-	1,072	-	18
1.85%	23,194	-	5,282	-	-	394	-	129
1.90%	2,426	4,748	1,845	247	-	2,251	-	8
1.95%	2,927	8,677	2,026	2,264	-	578	-	-
2.00%	6,830	562	6,619	-	-	33	-	3
2.05%	14,042	5,995	2,459	1,835	-	583	-	70
2.10%	850	5,949	611	1,332	-	-	-	29
2.15%	1,032	803	1,245	-	-	-	-	-
2.20%	2,457	7,341	1,394	1,349	-	1,207	-	26
2.25%	926	-	13,455	-	-	21	28	29
2.30%	505	-	193	-	-	-	-	-
2.35%	-	-	35	-	-	-	-	-
2.40%	683	-	192	-	-	-	-	-
2.45%	-	2,046	-	467	-	-	-	-
2.50%	110	1,030	45	2,809	-	-	-	-
2.55%	22	-	-	-	-	-	-	-
2.60%	-	1,148	-	125	-	-	-	-
2.65%	35	-	28	-	-	-	-	-
2.70%	138	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,125,645	69,955	2,213,131	20,783	40	130,651	1,094	28,758

	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1

0.95%	$1,824	3,658	22,330	-	36,196	125,585	351,587	1,324
1.00%	445	2,962	6,985	-	16,053	67,329	120,416	180
1.05%	11	150	1,294	-	1,553	10,836	24,679	7
1.10%	555	1,638	7,626	-	11,860	44,069	81,767	279
1.15%	1,376	363	4,016	-	5,612	34,157	40,292	445
1.20%	811	1,913	14,345	-	24,141	96,861	185,802	168
1.25%	41	275	1,569	3,875	3,296	17,508	28,625	253
1.30%	85	216	1,136	-	4,409	8,474	26,929	59
1.35%	205	197	2,923	-	4,174	23,792	38,781	126
1.40%	178	636	8,111	-	13,722	47,397	104,849	644
1.45%	-	327	1,634	-	482	4,369	7,281	40
1.50%	-	169	991	-	6,304	10,508	26,216	-
1.55%	610	478	4,818	-	12,506	23,500	46,537	174
1.60%	-	301	4,180	-	11,098	22,429	31,556	24

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	6	40	1,705	-	4,275	22,585	30,571	167
1.70%	-	45	538	-	677	2,797	7,079	-
1.75%	7	64	2,254	-	3,585	6,555	17,167	-
1.80%	66	244	1,112	-	2,040	8,978	11,435	61
1.85%	265	92	846	-	581	4,150	11,631	-
1.90%	-	144	187	-	2,236	697	1,881	-
1.95%	-	5	110	-	1,738	1,124	13,638	46
2.00%	187	-	308	-	1,045	1,978	3,486	147
2.05%	-	-	1,482	-	3,927	2,262	10,518	-
2.10%	-	-	118	-	1,622	1,361	7,212	-
2.15%	-	-	523	-	141	3	1,177	5
2.20%	32	3	132	-	743	692	10,622	-
2.25%	20	-	10	2,393	-	3,396	137	1
2.30%	-	-	46	-	78	399	114	-
2.35%	-	-	32	-	-	-	366	-
2.40%	-	-	20	-	48	633	-	1
2.45%	-	-	70	-	-	40	2,825	-
2.50%	-	-	-	-	-	-	1,108	-
2.55%	-	-	21	-	-	21	-	-
2.60%	-	-	-	-	747	465	2,268	-
2.65%	-	-	-	-	-	27	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,724	13,920	91,472	6,268	174,889	594,977	1,248,552	4,151

	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS

0.95%	$194,544	21,038	353,313	316,058	18,996	1,641	33,643	-
1.00%	76,766	6,116	173,764	147,778	3,244	631	13,092	-
1.05%	25,030	522	23,409	31,058	1,110	-	1,385	-
1.10%	53,483	9,059	103,377	79,774	1,794	158	12,491	-
1.15%	30,744	3,971	49,136	35,190	1,096	48	5,645	-
1.20%	82,123	6,379	191,702	149,196	7,916	654	14,598	-
1.25%	16,894	3,419	31,064	12,371	1,584	556	4,266	-
1.30%	12,471	554	27,224	36,318	398	152	840	-
1.35%	31,812	4,188	29,965	24,297	1,271	41	2,186	-
1.40%	64,136	9,588	111,154	99,293	4,295	2,334	12,426	-
1.45%	6,582	947	13,991	4,757	194	14	548	-
1.50%	7,646	414	14,552	5,333	355	4,316	571	18,954
1.55%	44,636	5,610	56,314	62,426	1,184	556	10,089	-
1.60%	22,743	4,754	29,609	14,684	1,241	1,483	5,418	9,643
1.65%	12,038	1,860	29,237	16,127	738	2,094	2,444	10,666
1.70%	3,475	1,436	4,863	3,282	1,011	-	2,153	-
1.75%	7,680	728	12,113	3,076	415	1,059	1,750	5,318
1.80%	3,047	158	6,205	7,838	204	23	146	7,070
1.85%	6,058	413	6,394	2,272	272	-	371	-
1.90%	3,501	11	2,111	2,234	15	-	14	3,809
1.95%	1,116	183	1,691	588	-	1,592	629	13,462
2.00%	3,517	37	3,242	3,883	878	381	103	104
2.05%	3,194	338	6,087	6,472	186	3,241	1,158	6,002
2.10%	432	83	1,230	538	-	488	755	5,454
2.15%	267	-	814	487	20	285	-	238
2.20%	434	136	4,523	1,063	-	871	749	6,609
2.25%	65	-	611	161	960	-	1,053	-
2.30%	538	-	53	2,787	-	-	-	-
2.35%	-	-	43	-	-	-	-	301
2.40%	1,046	399	-	4,954	-	-	-	-
2.45%	-	-	-	-	-	731	80	243
2.50%	-	-	-	-	-	318	-	1,529
2.55%	21	-	-	290	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.60%	-	-	-	-	-	136	-	1,997
2.65%	30	-	-	133	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$716,069	82,341	1,287,791	1,074,718	49,377	23,803	128,603	91,399

	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC

0.95%	$666,446	414,814	291,162	-	3,298	2,428	-	29,494
1.00%	253,105	103,636	75,793	-	1,862	428	-	10,565
1.05%	41,757	19,156	12,612	-	129	51	-	1,491
1.10%	259,855	142,297	118,384	-	1,417	584	-	9,839
1.15%	141,595	76,955	58,401	-	432	201	-	4,001
1.20%	336,405	285,956	208,236	-	8,597	524	-	14,512
1.25%	64,505	46,552	29,065	-	306	52	1,204	4,326
1.30%	46,304	44,010	27,207	-	34	1,230	-	3,929
1.35%	88,919	58,578	53,846	-	766	24	-	3,226
1.40%	253,041	188,964	151,086	-	6,567	281	-	9,236
1.45%	26,336	13,413	9,912	-	18	45	-	361
1.50%	38,642	32,020	19,743	12,077	24	231	-	1,474
1.55%	143,255	80,610	84,824	-	749	1,236	-	4,005
1.60%	78,612	60,640	44,878	8,666	57	1,701	-	2,972
1.65%	70,329	52,420	48,824	5,787	649	32	-	1,811
1.70%	13,100	8,402	4,451	-	220	109	-	3,047
1.75%	21,336	25,529	16,182	5,701	-	2	-	766
1.80%	22,586	17,966	20,510	5,111	171	8	-	112
1.85%	31,211	18,899	13,182	-	241	-	-	1,221
1.90%	5,657	9,043	4,477	2,037	-	-	-	-
1.95%	4,011	17,166	3,688	11,880	-	-	-	196
2.00%	6,929	6,606	5,573	525	9	-	-	557
2.05%	15,792	20,223	15,104	9,149	13	-	-	657
2.10%	828	12,341	777	9,379	63	-	-	88
2.15%	1,282	2,062	111	901	-	-	-	385
2.20%	3,085	14,947	1,425	10,759	14	-	-	179
2.25%	22,707	247	1,149	-	40	12	-	5
2.30%	245	202	156	-	-	-	-	-
2.35%	51	257	-	839	-	-	-	-
2.40%	1,584	70	858	-	1	-	-	4
2.45%	64	1,459	-	1,811	-	-	-	-
2.50%	230	1,639	11	477	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	2,924	-	343	-	-	-	-
2.65%	63	28	56	-	-	-	-	-
2.70%	102	-	143	-	-	-	-	-
2.85%	-	-	13	-	-	-	-	-

Totals	$2,659,969	1,780,031	1,321,839	85,442	25,677	9,179	1,204	108,459

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB

0.95%	$-	582,059	-	291,387	-	1,320	3,887	-
1.00%	-	280,679	-	161,068	-	209	483	-
1.05%	-	40,104	-	23,750	-	-	-	-
1.10%	-	175,911	-	118,348	-	3,533	8,495	-
1.15%	-	82,956	-	45,752	-	1,512	1,978	-
1.20%	-	307,071	-	159,474	-	261	16	-
1.25%	2,079	57,294	-	33,166	-	81	622	231
1.30%	-	52,989	-	24,310	-	349	176	-
1.35%	-	87,673	-	25,710	-	-	-	-
1.40%	-	212,818	-	72,902	-	-	-	-
1.45%	-	29,111	-	15,737	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.50%	-	32,523	16,170	12,316	19,907	-	-	-
1.55%	-	121,464	-	31,016	-	-	-	-
1.60%	-	60,916	6,612	16,626	11,953	-	-	-
1.65%	-	49,504	35,556	25,353	21,036	-	-	-
1.70%	-	11,096	-	8,397	-	-	-	-
1.75%	-	19,157	7,015	4,890	6,134	-	-	-
1.80%	-	24,260	1,875	6,206	1,907	-	-	-
1.85%	-	13,339	-	6,241	-	-	-	-
1.90%	-	2,604	2,807	1,592	2,547	-	-	-
1.95%	-	1,960	7,087	1,499	18,931	-	-	-
2.00%	-	5,725	515	672	77	-	-	-
2.05%	-	8,367	8,877	2,790	8,158	-	-	-
2.10%	-	1,533	14,791	418	8,569	-	-	-
2.15%	-	627	15	86	998	-	-	-
2.20%	-	3,337	5,098	2,419	3,923	-	-	-
2.25%	-	3,229	-	296	-	-	-	-
2.30%	-	1,494	-	54	-	-	-	-
2.35%	-	52	541	-	986	-	-	-
2.40%	-	2,976	-	-	-	-	-	-
2.45%	-	41	735	-	1,969	-	-	-
2.50%	-	381	237	85	1,222	-	-	-
2.55%	-	178	-	-	-	-	-	-
2.60%	-	35	918	48	872	-	-	-
2.65%	-	129	-	-	-	-	-	-
2.70%	-	-	-	21	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,079	2,273,592	108,849	1,092,629	109,189	7,265	15,657	231

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV

0.95%	$229	161	130	202	901	456	163	1,468
1.00%	70	-	-	-	159	58	-	209
1.05%	-	-	-	-	-	-	-	-
1.10%	3,659	1,170	363	897	2,625	1,593	3,802	7,953
1.15%	1,518	537	61	162	822	337	2,029	3,930
1.20%	130	56	22	4	244	-	490	523
1.25%	137	8	19	52	1	-	60	264
1.30%	33	167	48	-	59	98	86	39
1.35%	-	-	-	-	-	-	-	-
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$5,776	2,099	643	1,317	4,811	2,542	6,630	14,386

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR

0.95%	$16	-	100,288	54,657	47,757	209,467	-	79,426
1.00%	-	-	7,809	19,220	7,559	98,192	-	39,504
1.05%	-	-	666	3,500	1,514	23,569	-	5,947
1.10%	64	28	8,474	15,120	11,071	95,901	-	16,066
1.15%	74	-	3,795	6,677	3,215	28,342	-	3,932
1.20%	-	-	26,185	41,438	19,122	81,244	-	51,852
1.25%	-	50	4,922	10,518	6,007	15,005	-	6,192
1.30%	-	-	1,543	8,448	2,244	9,321	-	15,657
1.35%	-	-	2,501	5,099	3,211	12,751	-	5,991
1.40%	-	-	21,569	33,090	19,083	32,931	-	17,956
1.45%	-	-	557	1,551	578	5,267	-	1,973
1.50%	-	-	897	1,827	1,655	5,473	915	910
1.55%	-	-	5,968	6,688	2,436	9,203	-	6,762
1.60%	-	-	5,429	6,416	4,736	5,131	64	3,807
1.65%	-	-	2,224	2,365	1,880	7,779	387	2,386
1.70%	-	-	391	1,921	324	1,097	-	233
1.75%	-	-	877	524	1,068	3,064	-	4,991
1.80%	-	-	853	1,138	609	1,642	-	1,991
1.85%	-	-	800	6,485	5,493	511	-	1,102
1.90%	-	-	555	625	41	197	31	241
1.95%	-	-	155	2,363	128	449	456	248
2.00%	-	-	19	4,855	440	1,261	-	1,846
2.05%	-	-	62	1,298	2,547	1,878	36	150
2.10%	-	-	316	1,142	76	472	372	247
2.15%	-	-	-	2,067	29	4	-	389
2.20%	-	-	45	93	-	331	3	12
2.25%	-	-	5,842	8,291	5,126	1,080	-	64
2.30%	-	-	-	6,067	116	48	-	528
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	15,653	300	-	-	1,615
2.45%	-	-	-	-	-	-	416	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	1,245	21	-	-	168
2.60%	-	-	-	-	-	-	4	-
2.65%	-	-	-	443	23	-	-	40
2.70%	-	-	-	-	-	90	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$154	78	202,742	270,824	148,409	651,700	2,684	272,226

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM

0.95%	$105,670	158,468	106,864	-	-	33,112	-	58,262
1.00%	44,109	93,347	31,130	-	-	8,966	-	18,431
1.05%	6,921	9,140	5,054	-	-	1,499	-	4,080
1.10%	17,961	27,432	22,410	-	-	9,644	-	13,979
1.15%	5,920	14,843	7,312	-	-	5,746	-	6,800
1.20%	40,782	121,592	40,484	-	-	13,844	-	29,123
1.25%	6,592	10,178	2,296	-	-	4,650	603	4,508
1.30%	6,930	32,853	3,092	-	-	2,058	-	2,422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.35%	7,846	15,159	7,748	-	-	2,582	-	7,099
1.40%	17,120	39,872	16,723	-	-	11,638	-	15,947
1.45%	2,913	4,912	953	-	-	517	-	2,405
1.50%	5,372	4,320	651	5,052	35,122	194	2,369	722
1.55%	5,403	14,700	5,272	-	-	8,923	-	11,713
1.60%	5,968	5,292	2,241	3,491	18,436	3,444	666	15,815
1.65%	3,787	6,814	1,612	1,776	31,829	2,436	1,880	5,478
1.70%	369	894	514	-	-	1,654	-	436
1.75%	2,183	1,013	36	2,010	12,504	1,546	895	4,567
1.80%	1,497	4,758	1,522	1,455	5,477	1,290	69	946
1.85%	88	2,363	580	-	-	1,411	-	1,573
1.90%	40	1,920	-	2,036	9,402	77	866	1,178
1.95%	-	815	-	5,571	32,663	-	7,032	18
2.00%	952	2,468	-	681	861	25	-	2,259
2.05%	1,382	3,278	741	5,514	24,472	187	702	3,463
2.10%	9	280	-	4,144	29,904	9	282	199
2.15%	-	857	-	575	3,243	-	-	3
2.20%	586	1,302	92	2,911	19,373	866	-	1,032
2.25%	-	244	-	-	-	-	2,375	-
2.30%	-	722	-	-	-	-	-	-
2.35%	-	-	-	-	1,563	-	581	-
2.40%	-	2,256	-	-	-	-	-	719
2.45%	-	-	-	695	2,593	-	-	-
2.50%	-	-	-	456	3,224	-	722	-
2.55%	-	200	-	-	-	-	-	-
2.60%	-	-	-	-	6,162	-	1,320	-
2.65%	-	66	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$290,400	582,358	257,327	36,367	236,828	116,318	20,362	213,177

	MSVMG	MSVRE	VYDS	SVOF

0.95%	$38,957	544,878	6,251	277,663
1.00%	14,634	163,879	19,438	63,069
1.05%	2,586	25,902	326	10,829
1.10%	14,000	139,403	17,888	124,351
1.15%	7,814	76,572	3,760	79,710
1.20%	51,606	250,144	15,745	245,119
1.25%	4,966	40,018	3,681	28,936
1.30%	4,160	26,249	2,181	26,267
1.35%	13,612	57,904	363	59,096
1.40%	18,226	225,366	4,414	155,905
1.45%	1,296	17,027	3,408	11,918
1.50%	6,818	32,899	874	21,616
1.55%	7,265	119,247	26,394	89,104
1.60%	3,629	83,889	4,949	47,639
1.65%	14,748	51,542	1,057	43,612
1.70%	444	7,299	2,510	11,676
1.75%	6,873	25,348	6,461	15,393
1.80%	2,999	17,024	682	27,477
1.85%	3,138	17,621	790	12,430
1.90%	85	7,131	-	3,358
1.95%	356	13,772	-	2,833
2.00%	826	9,198	-	5,545
2.05%	3,216	25,766	4,658	16,631
2.10%	506	13,683	-	400
2.15%	7	2,029	1,860	1,085
2.20%	2,221	14,506	-	3,121
2.25%	-	876	-	1,186
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.30%	-	1,114	-	221
2.35%	-	1,122	-	-
2.40%	-	2,011	-	797
2.45%	-	2,699	-	-
2.50%	-	861	-	423
2.55%	-	-	-	95
2.60%	-	2,354	-	595
2.65%	-	134	-	76
2.70%	-	70	-	25
2.85%	-	18	-	-

Totals	$224,988	2,019,555	127,690	1,388,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $60,787,961 and $118,949,960, respectively, and total transfers from the Account to the fixed account were $258,700,749 and $102,624,664, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $4,030 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,706,594 and $4,799,417 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,651,699,355	0	$7,651,699,355

Accounts Payable of $92,648 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Balanced Fund - Series I (AVB)
2008	0.95% to	2.05%	43,568	$7.14 to	6.59	$302,629	4.40%	-38.91% to	-39.65%
2007	0.95% to	2.05%	51,932	11.69 to	10.92	592,270	2.78%	1.23% to	0.14%
2006	0.95% to	2.05%	67,132	11.54 to	10.91	759,789	1.91%	9.51% to	8.33%
2005	0.95% to	2.05%	72,175	10.54 to	10.07	749,591	1.43%	4.29% to	3.16%
2004	0.95% to	2.05%	75,617	10.11 to	9.76	755,714	1.41%	6.50% to	5.37%
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95% to	2.60%	642,858	5.10 to	5.51	3,559,622	0.46%	-52.36% to	-53.16%
2007	0.95% to	2.60%	689,206	10.71 to	11.75	8,284,492	0.33%	0.40% to	-1.29%
2006	0.95% to	2.60%	788,633	10.67 to	11.91	9,603,590	0.13%	6.66% to	10.01	%(a)
2005	1.50% to	2.60%	723,691	11.28 to	10.82	8,064,422	0.00%	3.85% to	2.69%
2004	1.50% to	2.60%	771,896	10.86 to	10.54	8,311,060	0.00%	9.18% to	7.96%
AIM VIF - Blue Chip Fund - Series I (AVBC)
2005	0.95% to	2.05%	49,836	9.64 to	9.20	473,443	0.58%	2.52% to	1.40%
2004	0.95% to	2.05%	50,444	9.40 to	9.08	469,043	0.12%	3.68% to	2.58%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.95% to	1.75%	11,674	7.51 to	4.85	85,201	0.00%	-43.04% to	-43.57%
2007	0.95% to	1.75%	14,793	13.18 to	8.59	190,381	0.00%	10.94% to	10.10%
2006	0.95% to	1.75%	16,225	11.88 to	7.81	189,293	0.06%	5.29% to	4.49%
2005	0.95% to	1.75%	16,471	11.28 to	7.47	182,226	0.06%	7.81% to	6.97%
2004	0.95% to	1.75%	17,219	10.46 to	6.98	177,635	0.00%	5.61% to	4.83%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95% to	2.60%	153,590	6.23 to	6.81	1,048,390	0.00%	-43.17% to	-44.12%
2007	0.95% to	2.60%	161,870	10.96 to	12.19	1,968,091	0.00%	10.67% to	8.81%
2006	0.95% to	2.60%	157,478	9.90 to	11.21	1,783,140	0.00%	-0.98% to	3.31	%(a)
2005	1.50% to	2.60%	135,164	11.30 to	10.85	1,507,567	0.00%	6.95% to	5.76%
2004	1.50% to	2.60%	155,396	10.57 to	10.26	1,626,691	0.00%	4.74% to	3.57%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95% to	2.50%	194,563	5.79 to	7.35	1,175,536	0.00%	-47.63% to	-48.45%
2007	0.95% to	2.60%	344,231	11.06 to	14.22	3,993,353	0.00%	9.49% to	7.66%
2006	0.95% to	2.60%	240,855	10.11 to	13.20	2,691,334	0.00%	1.05% to	13.24	%(a)
2005	1.50% to	2.45%	17,863	11.88 to	11.69	211,370	0.00%	7.63% to	6.60%
2004	1.50% to	2.05%	7,363	11.04 to	11.00	81,205	0.00%	10.37% to	9.96	%(a)(b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95% to	1.55%	31,402	9.89 to	9.47	301,847	1.70%	-30.81% to	-31.23%
2007	0.95% to	1.55%	45,118	14.29 to	13.77	628,584	1.14%	7.08% to	6.43%
2006	0.95% to	1.55%	46,417	13.34 to	12.93	605,844	0.86%	15.60% to	14.90%
2005	0.95% to	1.55%	13,069	11.54 to	11.26	147,684	1.40%	4.31% to	3.68%
2004	0.95% to	1.55%	15,351	11.07 to	10.86	167,088	1.01%	7.93% to	7.28%
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	1.50% to	2.60%	161,347	7.87 to	7.63	1,255,694	2.13%	-31.37% to	-32.14%
2007	1.50% to	2.60%	148,885	11.46 to	11.25	1,696,260	0.91%	6.25% to	5.06%
2006	1.50% to	2.60%	173,478	10.79 to	10.71	1,867,311	1.03%	7.89% to	7.08	%(a)(b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.95%	to	1.20%	9,622	$8.34	to	8.29	$79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.80	to	11.76	72,864	0.00%	10.90%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64	to	10.64	46,401	0.00%	6.40%	to	6.40	% (a) (b)
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	0.95%	to	1.30%	32,265	6.60	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.30%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85	to	12.85	111,654	1.88%	28.50%	to	28.50	% (a) (b)
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.60%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45	% (a) (b)
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
2004	0.95%	to	1.55%	51,837	9.05	to	8.88	463,546	0.47%	4.77%	to	4.13%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	1.50%	to	2.60%	172,536	10.20	to	9.79	1,737,652	0.59%	3.79%	to	2.63%
2004	1.50%	to	2.60%	195,246	9.83	to	9.54	1,901,148	0.32%	3.91%	to	2.75%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%
2004	1.50%	to	2.60%	416,687	11.23	to	10.90	4,641,616	0.76%	9.55%	to	8.33%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.90%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
2004	1.50%	to	2.60%	400,843	10.14	to	9.85	4,033,313	0.00%	6.72%	to	5.53%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42	% (a)
2007	1.50%	to	2.60%	301,006	15.88	to	14.90	4,684,007	0.71%	0.00%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
2004	1.50%	to	2.60%	485,953	13.44	to	13.05	6,469,324	0.08%	17.29%	to	15.98%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.40%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
2004	0.95%	to	2.70%	18,762,735	14.07	to	9.55	251,068,433	1.42%	11.92%	to	10.03%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.70	to	13.00	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
2004	1.50%	to	2.60%	453,009	11.57	to	11.22	5,192,683	1.13%	10.89%	to	9.65%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.95%	to	2.60%	5,726,351	11.50	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.80	to	10.99	51,890,335	4.19%	8.45%	to	6.80%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.60%	to	-0.92%
2004	0.95%	to	2.60%	5,298,678	10.75	to	10.45	56,958,290	3.57%	4.81%	to	3.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	to	2.20%	3,336,445	$10.95	to	7.73	$35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
2004	0.95%	to	2.30%	9,350,630	12.34	to	9.27	112,520,318	0.55%	13.83%	to	12.37%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.70	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.70	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
2004	0.95%	to	2.60%	5,939,570	11.34	to	10.84	66,874,494	0.57%	13.99%	to	12.18%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.90%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02	% (a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38	% (a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	to	2.60%	624,611	7.30	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.90%
2006	0.95%	to	2.60%	1,154,945	10.50	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.20%	to	-0.46%
2004	0.95%	to	2.60%	1,635,491	10.83	to	10.36	17,586,065	0.00%	9.62%	to	7.87%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.10	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
2004	1.50%	to	2.60%	314,693	10.63	to	10.32	3,322,592	0.00%	8.93%	to	7.72%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.80%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.30%
2004	0.95%	to	2.65%	31,066,593	17.19	to	14.62	540,444,037	0.98%	13.25%	to	11.41%
American Century VP - Value Fund - Class II (ACVV2)
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.90%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.70	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
2004	1.50%	to	2.60%	736,549	12.29	to	11.93	8,984,780	0.83%	12.46%	to	11.21%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.80%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79	% (a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
2008	0.95%	to	1.75%	110,981	$8.21	to	7.75	$884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.20	1,977,946	1.46%	5.76%	to	4.95%
2004	0.95%	to	1.75%	179,516	10.95	to	10.68	1,938,845	0.76%	10.85%	to	10.03%
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.40	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
2004	0.95%	to	2.00%	357,885	11.11	to	10.75	3,937,384	1.79%	12.10%	to	11.00%
BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.10%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.50	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
2004	0.95%	to	2.05%	203,835	9.41	to	9.08	1,889,640	0.44%	4.62%	to	3.52%
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.30%	to	12.12%
2004	0.95%	to	2.05%	232,570	13.05	to	12.61	2,998,507	0.00%	16.08%	to	14.89%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
2004	0.95%	to	1.65%	369,551	10.65	to	12.59	3,985,920	0.00%	16.87%	to	16.04%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.60%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.90	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.70%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
2004	0.95%	to	1.65%	921,733	10.07	to	11.28	9,327,288	0.93%	13.65%	to	12.85%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
2004	0.95%	to	2.30%	1,103,928	13.62	to	10.82	15,004,067	0.52%	10.29%	to	8.86%
Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.40	1,548,272	0.00%	3.18%	to	2.03%
2004	1.50%	to	2.60%	126,077	12.53	to	12.16	1,562,984	0.00%	12.48%	to	11.22%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.30	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.60%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
2004	0.95%	to	2.45%	5,300,317	12.57	to	12.07	66,154,517	0.43%	20.73%	to	19.03%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.40%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.10	928,266,696	1.56%	3.70%	to	1.96%
2004	0.95%	to	2.65%	85,102,726	13.14	to	8.92	1,065,918,982	1.75%	9.59%	to	7.79%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	to	2.45%	5,283,363	$11.74	to	7.61	$58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.50%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.70%
2004	0.95%	to	2.60%	12,838,264	13.29	to	9.08	162,001,508	1.58%	4.05%	to	2.38%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.20%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
2004	1.50%	to	2.60%	365,410	10.27	to	9.97	3,716,756	1.44%	3.22%	to	2.07%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.95%	to	1.55%	17,445	7.21	to	6.90	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.80%	to	3.88%
2004	0.95%	to	1.85%	39,370	12.29	to	10.72	445,804	0.21%	10.28%	to	9.37%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.30	503,070	1.40%	21.44%	to	20.70%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
2004	0.95%	to	1.55%	31,294	14.03	to	13.76	434,279	1.08%	18.88%	to	18.16%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.80	644,442	1.25%	3.21%	to	2.06%
2004	1.50%	to	2.60%	67,408	10.90	to	10.58	727,827	1.23%	7.86%	to	6.65%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
2004	1.50%	to	2.60%	121,303	10.47	to	10.16	1,258,078	0.49%	5.50%	to	4.33%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.20%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.70%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
2004	1.50%	to	2.60%	501,358	12.50	to	12.13	6,200,535	7.42%	8.51%	to	7.30%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.95%	to	2.40%	469,126	9.90	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.30%	to	2.40	% (a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
2004	0.95%	to	2.70%	27,791,514	13.22	to	11.87	360,649,435	4.24%	2.64%	to	0.84%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.80	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
2004	1.50%	to	2.60%	1,034,363	11.18	to	10.85	11,460,780	4.09%	1.77%	to	0.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	2.70%	26,543,981	$10.07	to	7.40	$265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3.00%
2004	0.95%	to	2.65%	63,110,573	14.18	to	11.22	891,838,209	1.45%	10.32%	to	8.52%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.30%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.20	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.10	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
2004	1.50%	to	2.60%	1,470,503	11.48	to	11.14	16,742,355	1.39%	9.57%	to	8.34%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.10	513,272,202	0.40%	4.67%	to	2.90%
2004	0.95%	to	2.65%	51,970,948	12.57	to	7.87	613,327,993	0.17%	2.28%	to	0.59%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.10%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.60	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
2004	1.50%	to	2.60%	622,916	9.86	to	9.57	6,092,705	0.13%	1.58%	to	0.44%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
2004	0.95%	to	2.65%	28,067,837	9.61	to	8.92	277,897,270	7.77%	8.43%	to	6.63%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	2.45%	3,359,844	7.30	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77	% (a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.10	22,758,715	2.28%	-44.40%	to	-45.10%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
2004	0.95%	to	2.25%	5,309,091	12.25	to	10.21	65,783,903	1.09%	12.41%	to	11.05%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14.00%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%
2004	1.50%	to	2.60%	708,262	12.13	to	11.78	8,510,693	1.00%	11.62%	to	10.37%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.80%	to	15.85%
2004	0.95%	to	2.65%	6,862,770	12.36	to	11.80	84,243,034	0.94%	12.42%	to	10.61%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.60%
2004	0.95%	to	2.85%	47,949,091	16.47	to	11.31	767,936,500	0.24%	14.24%	to	12.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.50%	to	2.60%	983,215	$10.16	to	9.43	$9,774,545	0.73%	-43.55%	to		-44.18%
2007	1.50%	to	2.60%	1,171,503	18.00	to	16.89	20,703,707	0.75%	15.53%	to		14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to		8.54%
2005	1.50%	to	2.60%	1,274,568	14.20	to	13.62	17,887,257	0.12%	14.90%	to		13.62%
2004	1.50%	to	2.60%	1,246,619	12.36	to	11.99	15,271,569	0.21%	13.43%	to		12.17%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to		-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to		1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to		1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to		-0.35%
2004	0.95%	to	2.25%	2,891,195	10.49	to	11.15	30,798,680	2.94%	3.33%	to		1.99%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to		-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to		20.32%
2006	0.95%	to	2.35%	5,734,093	10.90	to	7.58	60,614,578	0.64%	4.30%	to		2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to		6.35%
2004	0.95%	to	2.35%	9,323,234	9.69	to	6.93	88,133,135	0.48%	6.04%	to		4.61%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to		-41.17%
2007	0.95%	to	2.65%	3,720,767	11.30	to	14.92	43,912,299	0.76%	14.38%	to		12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.20%	to	-2.29	% (a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to		-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.60%	to		12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.50	13,188,602	0.18%	10.72%	to		9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to		14.96%
2004	1.50%	to	2.60%	741,487	14.33	to	13.91	10,528,591	0.00%	22.79%	to		21.42%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to		-52.44%
2007	0.95%	to	2.50%	1,995,932	16.10	to	14.75	31,684,564	0.95%	4.59%	to		3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.10%	to		13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to		-0.12%
2004	0.95%	to	2.65%	4,540,152	13.17	to	12.58	59,295,063	0.00%	12.90%	to		11.09%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to		-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to		2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to		13.00%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to		-0.23%
2004	1.50%	to	2.60%	226,885	13.00	to	12.62	2,923,757	0.00%	12.13%	to		10.88%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to		-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to		41.81%
2006	0.95%	to	2.65%	1,092,891	9.40	to	15.10	11,353,460	1.20%	-6.01%	to	-7.03	% (a) (b)
2005	1.25%			2,596	13.40			34,792	0.71%	34.02%			(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to		-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to		6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	3.28%	5.37%	to	4.65	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2006	1.25%			3,171	11.59			36,739	2.41%	8.21%
2005	1.25%			944	10.71			10,107	0.87%	7.06%			(a) (b)
Non-tax qualified
2007	1.25%			2,743	12.40			34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.95%	to	2.30%	670,911	$7.68	to	8.47	$5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	2.25%			2,176	12.84			27,938	2.13%	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.20%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			(a) (b)
Non-tax qualified
2007	1.25%			1,206	13.19			15,910	2.13%	8.59%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.30	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
2004	0.95%	to	2.00%	179,886	10.01	to	9.66	1,776,697	0.70%	4.48%	to	3.37%
Financial Investors VIT- First Horizon Core Equity Portfolio - Initial Funding by the Company (1FHGIP)
2005	0.00%			50,000	9.81			490,710	1.28%	-2.74%
2004	0.00%			50,000	10.09			504,531	0.70%	5.48%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1.00%
2004	0.95%	to	2.00%	41,705	13.88	to	13.40	569,994	0.00%	10.19%	to	9.02%
First Horizon Capital Appreciation Portfolio - Initial Funding by the Company (1FHCAP)
2005	0.00%			50,000	14.46			723,423	0.00%	3.06%
2004	0.00%			50,000	14.04			701,963	0.00%	11.25%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.90	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08	% (a) (b)
2005	1.25%			11,667	12.70			148,149	0.00%	26.98%			(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.80%
2004	1.25%			8,344	12.51			104,377	1.47%	17.05%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05	% (a) (b)
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
2004	1.25%			3,590	11.38			40,840	0.00%	13.76%			(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56	% (a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.20%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52	to	11.52	32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82	% (a) (b)
2005	1.25%			7,294	9.80			71,475	0.00%	-2.01%			(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.95%	to	2.30%	4,245,169	$7.98	to	7.69	$33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.20	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.50	% (a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.50%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75	% (b)
2004	1.25%			42,724	11.23			479,896	0.18%	9.61%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36	% (a)
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
2004	1.25%			17,859	13.05			233,070	0.04%	22.20%
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.50%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.10%	to	21.28%
2004	0.95%	to	2.50%	12,509,904	11.74	to	10.82	144,706,783	1.39%	12.22%	to	10.57%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
2004	0.95%	to	2.40%	9,573,904	11.02	to	10.40	104,023,435	1.52%	7.90%	to	6.43%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
2004	0.95%	to	2.45%	8,199,654	12.48	to	11.76	100,979,352	4.15%	2.89%	to	1.40%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	0.95%	to	2.45%	18,240,906	7.70	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.10	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
2004	0.95%	to	2.50%	30,602,270	8.43	to	7.95	254,008,204	0.62%	8.53%	to	6.94%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.40%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.60%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
2004	0.95%	to	2.10%	652,179	10.91	to	10.74	7,083,332	1.22%	9.08%	to	8.24	% (a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	0.95%	to	2.25%	1,046,875	7.40	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.40%	to	-8.21	% (a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.30%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.95%	to	2.40%	20,570,540	$7.53	to	6.70	$151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.20	to	8.73	306,477,658	0.00%	10.18%	to	8.50%
2004	0.95%	to	2.50%	38,640,684	8.35	to	8.05	317,807,882	0.28%	2.33%	to	0.82%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.70	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
2004	0.95%	to	2.50%	6,254,780	13.65	to	12.75	84,264,071	7.08%	8.82%	to	7.22%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.70%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.70	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
2004	0.95%	to	2.45%	7,335,175	8.85	to	8.33	63,897,239	0.65%	12.92%	to	11.35%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
2004	0.95%	to	2.15%	635,691	11.95	to	12.99	7,915,954	1.90%	19.46%	to	18.55	% (a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	0.95%	to	2.05%	350,971	8.10	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.20%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.30%
2004	0.95%	to	2.05%	184,067	11.21	to	10.82	2,035,271	0.00%	12.05%	to	11.21	% (a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.10	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.60	% (a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
2004	0.95%	to	2.40%	2,454,823	10.25	to	9.67	24,753,393	0.67%	-0.26%	to	-1.67%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
2004	0.95%	to	1.95%	226,204	10.23	to	10.36	2,332,148	3.85%	2.31%	to	1.89	% (a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.95%	to	2.25%	1,068,301	9.24	to	9.24	9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%
2004	0.95%	to	2.05%	541,343	12.40	to	13.09	6,915,677	1.05%	23.96%	to	23.43	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.95%	to	2.45%	8,066,843	$9.49	to	8.41	$74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.50	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
2004	0.95%	to	2.50%	12,706,625	9.48	to	9.69	118,653,046	0.00%	15.15%	to	13.49%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.95%	to	2.45%	7,141,914	9.10	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
2004	0.95%	to	2.50%	13,698,218	11.55	to	11.28	155,868,547	0.00%	13.21%	to	11.57%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.30	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.40%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
2004	0.95%	to	2.15%	631,627	11.27	to	12.15	7,397,736	0.00%	12.66%	to	11.79	% (a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.60	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
2004	0.95%	to	2.45%	11,755,346	12.34	to	11.70	143,146,407	1.13%	13.61%	to	12.03%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
2004	1.25%			7,867	11.03			86,775	3.56%	6.94%
Tax qualified
2007	1.25%			2,342	13.93			32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.90	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.60%
2004	0.95%	to	2.70%	29,018,242	7.32	to	10.22	240,430,077	0.02%	16.85%	to	14.86%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.95%	to	2.20%	5,376,361	2.70	to	2.41	14,382,179	0.09%	-44.50%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.90%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
2004	0.95%	to	2.45%	15,268,291	3.43	to	3.15	51,426,185	0.00%	-0.39%	to	-1.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.30%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.90%
2006	0.95%	to	2.55%	1,632,227	12.20	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
2004	0.95%	to	2.40%	2,038,707	10.35	to	9.95	20,914,190	0.00%	-0.12%	to	-1.52%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
2004	0.95%	to	2.05%	355,509	14.22	to	13.96	5,037,861	1.76%	16.35%	to	15.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.95%	to	2.25%	6,684,942	$8.16	to	12.71	$54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.80%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.60	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
2004	0.95%	to	2.50%	14,665,587	7.16	to	11.56	122,981,313	0.79%	17.56%	to	15.84%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.30	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.10	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.90	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
2004	0.95%	to	2.50%	4,947,582	12.16	to	11.66	59,657,128	0.84%	17.58%	to	15.86%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9.00	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.50	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
2004	0.95%	to	2.55%	2,153,173	11.41	to	11.29	24,534,399	0.00%	14.12%	to	12.92	% (a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.30%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
2004	0.95%	to	2.35%	4,141,923	10.02	to	9.78	41,675,796	4.72%	-0.18%	to	-1.59%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	1.25%	to	2.25%	18,125	8.13	to	7.70	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%			19,750	13.07			258,168	0.09%	9.63%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.90%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77	% (b)
2004	1.25%			20,161	10.93			220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%			292	12.50			3,649	0.09%	8.51%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.90	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
2004	1.50%	to	2.60%	425,670	10.76	to	10.44	4,537,608	0.00%	12.66%	to	11.41%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.10%
2007	1.50%	to	2.60%	114,943	11.90	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10.00%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
2004	1.50%	to	2.60%	201,354	10.27	to	9.96	2,048,276	0.00%	4.62%	to	3.45%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.80%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38	% (a)
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
2004	1.50%	to	2.60%	326,744	11.55	to	11.21	3,740,488	0.40%	13.10%	to	11.84%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.90%	to	3.89	% (a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.40	39,146,057	9.06%	2.00%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.35%	2,607,903	$7.42	to	7.14	$19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.20	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91	% (a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.30	to	10.21	21,564,598	1.17%	2.99%	to	2.12	% (a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.40	% (a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63	% (a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.65%	382,103	7.94	to	7.90	3,028,279	1.57%	-20.62%	to	-20.99	% (a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31	% (a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74	% (a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76	% (a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.50%	to	-31.86	% (a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.31	% (a) (b)
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91	% (a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43	% (a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
2004	0.95%	to	2.65%	16,155,881	13.85	to	11.65	216,070,644	6.95%	9.05%	to	7.24%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56	% (a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.95%	to	2.10%	117,608	14.40	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
2004	0.95%	to	2.15%	284,119	13.42	to	10.97	3,633,362	0.85%	19.60%	to	18.31%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.20%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.40%	to	29.54%
2004	0.95%	to	2.35%	3,106,247	14.73	to	14.19	45,429,179	1.04%	19.61%	to	18.08%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.50%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20.00	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
2004	1.50%	to	2.20%	13,294	11.74	to	11.68	155,709	1.69%	17.39%	to	16.84	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.25%			1,501	$15.22			$22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
2004	1.25%			5,693	13.54			77,075	1.27%	28.34%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
2004	0.95%	to	2.55%	1,576,428	12.60	to	12.01	19,709,923	1.30%	28.71%	to	26.76%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.95%	to	1.85%	95,197	8.51	to	7.90	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.40	1,272,654	0.96%	28.98%	to	27.58%
2004	0.95%	to	2.10%	158,756	7.45	to	6.58	1,138,344	0.76%	13.11%	to	11.91%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
2004	0.95%	to	2.15%	665,501	11.82	to	11.44	7,803,470	1.00%	13.27%	to	12.01%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			(a) (b)
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.20	22,435,929	0.92%	18.21%	to	16.45%
2004	0.95%	to	2.50%	1,993,649	11.57	to	8.76	22,767,882	0.00%	14.57%	to	12.87%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.80%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
2004	0.95%	to	2.40%	448,762	15.58	to	15.22	6,962,507	0.00%	14.57%	to	12.99%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.30%
2006	1.25%			1,731	18.70			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
2004	1.25%			3,093	14.34			44,349	1.54%	19.48%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.95%	to	2.40%	450,548	10.18	to	9.20	4,511,348	2.07%	-46.73%	to	-47.60%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.20%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
2004	0.95%	to	2.60%	614,645	14.86	to	14.17	9,063,639	1.77%	19.98%	to	18.11%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.70%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.60%
2004	0.95%	to	2.60%	48,795,618	14.24	to	11.79	649,792,719	5.35%	2.28%	to	0.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class II (GBF2)
2008	1.50%	to	2.60%	1,063,595	$12.54	to	11.63	$13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.30%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
2004	1.50%	to	2.60%	1,628,935	10.92	to	10.60	17,636,604	5.11%	1.47%	to	0.33%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.40%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.20	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.50	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
2004	0.95%	to	2.50%	12,847,793	7.11	to	4.83	88,536,579	0.31%	7.13%	to	5.52%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
2004	1.25%			8,804	11.89			104,685	0.00%	6.51%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.40%	to	5.60%
2004	0.95%	to	2.65%	2,433,103	12.25	to	11.65	29,522,923	0.00%	6.82%	to	5.06%
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.80	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.80	1,254,445	1.67%	8.94%	to	7.99	% (a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.65%	4,774,409	9.90	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.20%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
2004	0.95%	to	2.65%	5,429,388	12.18	to	11.58	65,348,850	1.69%	12.94%	to	11.10%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.40	to	11.20	86,027,776	3.28%	4.37%	to	2.60%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.60%
2004	0.95%	to	2.65%	10,005,688	11.04	to	10.50	109,291,782	2.33%	3.66%	to	1.91%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.30%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.20	to	11.40	445,329,806	2.28%	4.35%	to	2.60%
2004	0.95%	to	2.65%	35,448,745	11.69	to	11.12	409,682,246	2.05%	8.50%	to	6.70%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.40%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.80	253,047,764	2.10%	6.06%	to	4.08%
2004	0.95%	to	2.85%	18,307,486	11.99	to	11.34	216,903,970	1.80%	11.03%	to	8.98%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.65%	9,861,417	11.20	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.70	to	11.67	171,885,452	2.72%	7.40%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.50%	to	1.75%
2004	0.95%	to	2.65%	15,686,074	11.42	to	10.86	177,228,363	2.25%	6.14%	to	4.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.70	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
2004	0.95%	to	2.65%	14,529,688	11.17	to	9.27	158,341,735	1.94%	7.46%	to	5.67%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.80	% (a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.25	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.70%	to	6.90%
2004	0.95%	to	2.65%	7,830,003	12.13	to	9.29	96,860,973	0.00%	14.24%	to	12.37%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.70%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.90	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
2004	0.95%	to	2.70%	15,860,940	18.71	to	15.33	308,684,977	0.54%	14.63%	to	12.71%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.70%	to	0.01%
2004	0.95%	to	2.60%	47,255,568	11.73	to	9.89	533,222,860	0.88%	-0.15%	to	-1.81%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.95%	to	2.20%	634,973	6.10	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56	% (a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
2004	1.25%			336	12.92			4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%			269	17.49			4,704	1.71%	1.42%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.20	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.60%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
2004	0.95%	to	2.40%	2,138,241	16.47	to	16.09	35,083,705	1.85%	19.12%	to	17.51%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
2004	1.50%	to	2.20%	28,799	11.47	to	11.42	329,969	0.49%	14.72%	to	14.18	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.95%	to	1.60%	8,873	6.32	to	6.30	56,087	0.27%	-36.76%	to	-37.04	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.60%	to	-38.17	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	to	2.65%	2,959,328	$9.31	to	7.87	$26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.70%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%
2004	0.95%	to	2.65%	6,907,587	14.75	to	13.37	100,140,193	0.00%	12.34%	to	10.48%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	1.50%	to	2.60%	93,131	6.47	to	6.00	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.80	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
2004	1.50%	to	2.60%	205,976	10.57	to	10.26	2,160,538	0.00%	11.47%	to	10.23%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	2.85%	6,639,101	16.00	to	13.60	120,429,640	1.07%	-32.80%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.10%	to	0.19%
2004	0.95%	to	2.85%	18,902,563	21.77	to	19.99	470,375,470	0.00%	16.18%	to	14.10%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
2004	1.50%	to	2.60%	288,728	12.62	to	12.25	3,616,650	0.00%	15.24%	to	13.96%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	2.65%	7,666,352	14.10	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
2004	0.95%	to	2.70%	17,198,697	18.44	to	17.47	348,300,700	0.00%	17.89%	to	15.93%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1.50%	to	2.60%	281,038	9.38	to	8.70	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.50	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.10%
2004	1.50%	to	2.60%	386,685	12.67	to	12.30	4,856,465	0.00%	17.00%	to	15.70%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.50	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.04%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
2004	0.95%	to	2.65%	35,853,013	12.08	to	9.13	427,878,572	1.23%	8.71%	to	6.91%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.20	2,282,112	0.92%	11.70%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
2004	1.50%	to	2.60%	228,367	10.92	to	10.59	2,461,950	1.03%	7.89%	to	6.69%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2006	1.25%			263	15.20			3,997	0.85%	14.60%
2005	1.25%			286	13.26			3,793	1.19%	8.94%
2004	1.25%			311	12.17			3,786	0.38%	17.31%
Non-tax qualified
2007	1.25%			241	16.74			4,035	1.07%	10.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.95%	to	2.25%	663,781	$9.23	to	8.43	$6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.10%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.50	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.70	14,087,780	1.51%	9.26%	to	7.46%
2004	0.95%	to	2.25%	517,620	13.40	to	12.90	6,878,568	0.39%	17.64%	to	16.19%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75	% (a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18	% (a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.20%	208,273	9.88	to	9.80	2,054,736	2.36%	-1.20%	to	-2.03	% (a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.70%
2004	0.95%	to	2.20%	997,831	3.07	to	3.57	3,219,904	0.00%	3.32%	to	2.08%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.20%
2006	0.95%	to	2.40%	1,016,600	12.30	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
2004	0.95%	to	2.40%	1,321,233	11.34	to	10.90	14,861,753	0.00%	3.29%	to	1.84%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52	% (b)
2004	1.25%			17,830	13.60			242,559	0.00%	11.00%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.10	27,583,203	0.00%	10.93%	to	9.10%
2004	0.95%	to	2.60%	1,936,359	12.63	to	12.02	24,247,683	0.00%	11.38%	to	9.52%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
2004	0.95%	to	2.60%	8,373,849	11.77	to	9.09	97,664,621	1.30%	16.38%	to	14.55%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.10	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.50%
2004	0.95%	to	2.65%	12,983,235	13.86	to	12.34	177,337,309	4.89%	5.52%	to	3.74%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27	% (a) (b)
Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.60%	to	-2.70%
2004	1.50%	to	2.60%	45,622	21.37	to	20.74	963,014	0.00%	4.62%	to	3.45%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.95%	to	2.65%	3,174,895	$13.25	to	7.86	$38,909,878	0.51%	-37.84%	to		-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to		4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.30%	to		10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to		5.85%
2004	0.95%	to	2.40%	7,395,161	16.62	to	10.72	114,487,471	0.12%	14.71%	to		13.13%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to		-47.70%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to		0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87	% (a) (b)
2005	1.25%			812	11.65			9,462	0.21%	16.53%			(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.95%	to	2.30%	4,899,483	15.00	to	8.04	66,348,641	0.00%	-43.91%	to		-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to		19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.80	167,202,644	0.00%	13.61%	to		11.74%
2005	0.95%	to	2.65%	10,420,932	19.40	to	10.56	179,006,315	0.00%	12.66%	to		10.81%
2004	0.95%	to	2.65%	12,187,318	17.22	to	9.53	186,500,405	0.00%	15.20%	to		13.31%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.95%	to	2.40%	5,238,503	8.40	to	6.90	45,631,990	0.46%	-52.85%	to		-53.60%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to		6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to		9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to		15.02%
2004	0.95%	to	2.35%	9,929,548	12.65	to	11.06	130,061,644	0.01%	17.85%	to		16.28%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to		-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.60	5,708,166	0.46%	2.07%	to		0.87%
2006	0.95%	to	2.05%	461,292	10.20	to	12.51	4,821,327	0.66%	2.04%	to	1.31	% (a) (b)
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88	% (a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to		-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to		-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52	% (a)
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to		0.23%
2004	1.50%	to	2.60%	134,690	13.33	to	12.94	1,780,981	0.00%	10.20%	to		8.97%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to		-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to		5.30%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to		11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to		4.56%
2004	0.95%	to	2.20%	119,039	11.31	to	11.22	1,430,368	0.00%	13.12%	to	12.17	% (a) (b)
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.95%	to	2.65%	12,747,789	9.80	to	6.67	126,536,235	0.15%	-46.04%	to		-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to		11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to		5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.10%	to		2.30%
2004	0.95%	to	2.70%	32,989,279	14.42	to	10.49	483,179,895	0.31%	5.92%	to		4.12%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to		-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to		10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to		4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to		2.14%
2004	1.50%	to	2.60%	733,839	10.61	to	10.29	7,717,903	0.22%	5.02%	to		3.84%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.60	91,407,219	1.60%	-40.76%	to		-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to		3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to		14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to		11.39%
2004	0.95%	to	2.65%	10,678,196	16.84	to	16.39	178,971,646	1.09%	18.06%	to		16.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	2.85%	7,350,485	$8.82	to	11.65	$65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.30%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
2004	0.95%	to	2.85%	16,374,164	10.72	to	15.28	191,319,125	1.23%	18.03%	to	15.90%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.20	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.10%
2004	1.50%	to	2.60%	565,069	12.68	to	12.30	7,094,421	1.10%	17.10%	to	15.79%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.60	to	9.52	1,752,944	0.00%	-4.00%	to	-4.85	% (a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.70%	58,162	2.20	to	2.29	128,455	8.37%	-78.88%	to	-79.10%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47	% (a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	1.25%			9,322	2.50			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
2004	1.25%			9,185	11.08			101,746	0.35%	7.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56	% (a) (b)
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
2004	1.25%			4,053	12.13			49,145	0.00%	17.69%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.70%
2006	0.95%	to	2.65%	23,057,427	13.50	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.90	345,511,948	1.36%	4.97%	to	3.21%
2004	0.95%	to	2.65%	32,018,278	11.29	to	9.59	383,272,912	0.84%	8.42%	to	6.64%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	1.50%	to	2.60%	391,338	7.86	to	7.30	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3.00%
2004	1.50%	to	2.60%	862,728	10.77	to	10.45	9,221,380	0.69%	7.51%	to	6.31%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.10	218,757,332	0.00%	11.26%	to	9.38%
2004	0.95%	to	2.70%	16,225,604	12.19	to	10.15	215,497,732	0.00%	18.64%	to	16.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	1.50%	to	2.60%	346,353	$12.27	to	11.39	$4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.90%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.50	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
2004	1.50%	to	2.60%	398,799	12.66	to	12.29	5,008,223	4.92%	6.81%	to	5.62%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.50%	to	1.30	% (a) (b)
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35	to	10.35	221,448	3.67%	3.50%	to	3.50	% (a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
2004	1.25%			1,598	11.69			18,688	0.00%	9.72%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3.00%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.10%	to	9.90	% (a) (b)
SBL Fund - Series D (Global Series) (SBLD)
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.50	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61	to	11.61	119,083	0.00%	16.10%	to	16.10	% (a) (b)
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.53%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.30	to	10.28	57,954	0.00%	3.00%	to	2.80	% (a) (b)
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11.00	64,646	0.00%	10.10%	to	10.00	% (a) (b)
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	0.95%	to	1.30%	117,337	7.06	to	7.00	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.70%	to	13.60	% (a) (b)
SBL Fund - Series P (High Yield Series) (SBLP)
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.60	to	10.58	609,242	0.00%	6.00%	to	5.80	% (a) (b)
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	0.95%	to	1.30%	64,592	7.16	to	7.10	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.70%	to	7.60	% (a) (b)
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.40%	to	7.20	% (a) (b)
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32	to	10.32	836	0.00%	3.20%	to	3.20	% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.10%	to	1.25%	2,318	$6.26	to	6.23	$14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.20%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.40%	to	8.30	% (a) (b)
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.20%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.30	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89	% (a) (b)
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46	% (a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	to	2.65%	1,993,851	7.10	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31	% (a) (b)
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78	% (a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15	% (a) (b)
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24	% (a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
2004	0.95%	to	2.70%	13,226,882	10.49	to	7.14	134,949,800	0.38%	5.20%	to	3.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
2004	1.50%	to	2.60%	44,270	9.73	to	9.44	425,727	0.17%	4.35%	to	3.19%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
2004	0.95%	to	2.05%	908,023	12.65	to	12.56	11,466,172	0.00%	26.48%	to	25.57	% (a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.30%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.30	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
2004	0.95%	to	2.30%	2,577,130	11.70	to	19.67	39,447,879	0.64%	24.70%	to	23.16%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.95%	to	2.65%	1,269,810	17.80	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
2004	0.95%	to	2.40%	1,131,969	12.50	to	12.39	14,137,698	0.00%	25.05%	to	23.88	% (a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%
2004	0.95%	to	2.30%	1,848,191	12.23	to	18.00	27,183,400	0.43%	23.05%	to	21.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	1.50%	to	2.50%	207,406	$5.90	to	5.51	$1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
2004	1.50%	to	2.60%	302,950	9.56	to	9.28	2,865,969	0.00%	5.18%	to	4.00%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.80%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.80	18,867,355	0.94%	2.55%	to	1.41%
2004	1.50%	to	2.60%	1,625,539	11.99	to	11.63	19,291,848	0.75%	15.67%	to	14.38%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.20%
2007	0.95%	to	2.20%	1,037,706	10.90	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.30	4,016,565	0.90%	4.34%	to	3.51	% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	1.50%	to	2.60%	75,504	9.90	to	9.29	731,256	4.73%	-11.80%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.30	391,951	2.96%	2.38%	to	1.24%
2004	1.50%	to	2.45%	27,302	10.37	to	10.20	282,081	5.05%	2.51%	to	1.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.20%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
2004	0.95%	to	2.40%	1,923,815	17.03	to	22.16	39,415,803	6.36%	9.02%	to	7.48%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
2004	0.95%	to	2.25%	3,445,048	6.97	to	9.54	25,755,104	0.00%	20.44%	to	18.98%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.40%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
2004	0.95%	to	2.85%	14,131,924	21.62	to	22.14	325,936,456	1.46%	35.10%	to	32.66%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.90%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.60%	to	11.30%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%
2004	0.95%	to	2.15%	1,705,072	10.85	to	10.09	17,971,207	0.54%	8.62%	to	7.40%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%
2004	0.95%	to	2.45%	4,015,932	11.78	to	11.10	46,637,192	2.83%	0.65%	to	-0.82%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.80%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
2004	0.95%	to	2.70%	19,567,386	10.78	to	12.42	220,663,748	0.00%	17.10%	to	15.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	67,678,494
2008	Contract owners’ equity	$7,651,606,707
2007	Reserves for annuity contracts in payout phase:	100,490,623
2007	Contract owners’ equity	$14,026,009,866
2006	Reserves for annuity contracts in payout phase:	92,698,887
2006	Contract owners’ equity	$15,205,517,008
2005	Reserves for annuity contracts in payout phase:	70,940,826
2005	Contract owners’ equity	$15,354,197,207
2004	Reserves for annuity contracts in payout phase:	61,993,592
2004	Contract owners’ equity	$15,697,256,439

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009